1933 Act No. 333-37453
                                                          1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No. 60                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 61                                                     [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 60
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 60 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

    Prospectus for Classes A, B, C and I shares of Evergreen Large Cap Value
           Fund, as supplemented from time to time, contained herein.

    Prospectus for Classes A, B, C and I shares of Evergreen Asset Allocation
      Fund, as supplemented from time to time, contained herein.

        Prospectuses for Classes A, B, C and I shares of Evergreen Merger & Acquisition Fund, Evergreen Mid Cap Value Fund and Evergreen Small Cap Value
          Fund II, as supplemented from time to time, are contained in
         Post-Effective Amendment No. 59 to Registration Statement No.
                          333-37453/811-08413 filed on
                  April 25, 2003 is incorporated by reference.

   Prospectus for Classes A, B, C and I of Evergreen Health Care Fund,
 Evergreen Technology Fund and Evergreen Utility and Telecommunications Fund, as
      supplemented from time to time, contained in Post-Effective Amendment
        No. 56 to Registration Statement No. 333-37453/811-08413 filed on
                February 27, 2003 is incorporated by reference.

  Prospectus for Classes A, B, C and I shares of Evergreen Tax Strategic Equity
      Fund and Tax Strategic Foundation Fund, as aupplemented from time to time,in Post-Effective Amendment
       No. 55 to Registration Statement No. 333-37453/811-08413 filed on
                February 26, 2003 is incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund,
      Evergreen Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund, Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund, as
                    supplemented from time to time, contained in Post-Effective Amendment No. 54 to Registration Statement
No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

         Prospectus for Classs IS of Evergreen Stock Selector Fund, as
                         supplemented from time to time,
     contained in Post-Effective Amendment No. 54 to Registration Statement
No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

        Prospectus for Classes A, B, C and I shares of Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergeen Growth and Income Fund, Evergreen Small
   Cap Value Fund, Evergreen Special Values Fund and Evergreen Value Fund, as
                 supplemented from time to time, is contained in Post-Effective Amendment No. 51 to Registration Statement 333-37453/811-08413
            filed on November 25, 2002 is incorporated by reference.

 Prospectus for Class IS shares of Evergreen Equity Index Fund, Evergreen Small
              Cap Value Fund and Evergreen Strategic Value Fund, as
                 supplemented from time to time, is contained in Post-Effective Amendment No. 51 to Registration Statement 333-37453/811-08413
            filed on November 25, 2002 is incorporated by reference.

     Prospectus for Class I shares of Evergreen Market Index Fund, Evergreen
       Market Index Growth Fund and Evergreen Market Index Value Fund, as
                    supplemented from time to time, contained in Post-Effective Amendment No. 50 to Registration Statement 333-37453/811-08413
            filed on November 12, 2002 is incorporated by reference.

      Prospectus for Classes A, B, C and I shares of Evergreen Balanced Fund and Evergreen Foundation Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 41 to Registration Statement
                No. 333-37453/811-08413 filed on July 29, 2002 is
                           incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen Principal Protection Fund contained in Post-Effective Amendment No. 39 to Registration
    Statement No. 333-37453/811-08413 filed on June 19, 2002, and as amended pursuant to Post-Effective Amendment No. 47 filed on September 16, 2002, is incorporated by reference.




                                     PART B
                                     ------

   Statement of Additional Information for Evergreen Large Cap Value Fund, as
                supplemented from time to time,contained herein.

  Statement of Additional Information for Evergreen Asset Allocation Fund, as
                supplemented from time to time, contained herein.

           Statements of Additional Information for Evergreen Merger & Acquisition Fund, Evergreen Mid Cap Value Fund and Evergreen Small Cap Value
                          Fund II as supplemented from time to time,
                     contained in Post-Effective Amendment
        No. 59 to Registration Statement No. 333-37453/811-08413 filed on
                 April 25, 2003 is incorporated by reference.

       Statement of Additional Information for Evergreen Health Care Fund,
                 Evergreen Technology Fund and Evergreen Utility
        and Telecommunications Fund, as supplemented from time to time, contained in Post-Effective Amendment
        No. 56 to Registration Statement No. 333-37453/811-08413 filed on
                 February 27, 2003 is incorporated by reference.

Statement of Additional Information for Evergreen Tax Strategic Equity Fund and
       Evergreen Tax Strategic Foundation Fund, as supplemented from time to time, in Post-Effective Amendment No. 55 to Registration Statement No.
  333-37453/811-08413 filed on February 26, 2003 is incorporated by reference.

    Statement of Additional Information for Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund, Evergreen Fund,
  Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters
     Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund, Evergreen Stock
        Selector Fund, , as supplemented from time to time, contained in
                       Post-Effective Amendment No. 54 to
   Registration Statement No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

   Statement of Additional Information for Evergreen Blue Chip Fund, Evergreen
      Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Value Fund, as
                         supplemented from time to time,
         is contained in Post-Effective Amendment No. 51 to Registration
            Statement 333-37453/811-08413 filed on November 25, 2002
                          is incorporated by reference.

      Statement of Additional Information for Evergreen Market Index Fund,
             Evergreen Market Index Growth Fund and Evergreen Market
        Index Value Fund, as supplemented from time to time, contained in
                        Post-Effective Amendment No. 50
                  to Registration Statement 333-37453/811-08413
            filed on November 12, 2002 is incorporated by reference.

  Statement of Additional Information for Evergreen Balanced Fund and Evergreen
        Foundation Fund, as supplemented from time to time, contained in
                       Post-Effective Amendment No. 41 to
      Registration Statement No. 333-37453/811-08413 filed on July 29, 2002 is incorporated by reference.

   Statement of Additional Information for Evergreen Principal Protection Fund contained in Post-Effective Amendment No. 39 to Registration Statement No.
      333-37453/811-08413 filed June 19, 2002, and as amended pursuant to Post-Effective Amendment No. 47 filed on September 16, 2002, is incorporated by reference.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                   EVERGREEN ASSET ALLOCATION FUND PROSPECTUS

Prospectus, July 1, 2003
Evergreen Balanced Funds

Evergreen Asset Allocation Fund

Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks............................................2
Evergreen Asset Allocation Fund...................................4

GENERAL INFORMATION:
The Fund's Investment Advisor.....................................7
The Fund's Sub-Advisor............................................7
The Fund's Portfolio Managers.....................................7
Calculating the Share Price.......................................7
How to Choose an Evergreen Fund...................................7
How to Choose  the Share  Class  That Best  Suits You.............8
How to Buy  Shares...............................................10
How to Redeem Shares.............................................11
Other Services...................................................12
The Tax  Consequences of Investing in the Fund ..................12
Fees and Expenses of the Fund ...................................13
Financial Highlights ............................................15
Other Fund Practices ............................................17
Descriptions of Underlying Funds.................................17

In general,

the Fund offered in this prospectus is a fund-of-funds which seeks to provide investors with total return by investing in shares of Grantham, Mayo, Van Otterloo & Co. LLC (GMO)-managed mutual funds rather than individual securities. The Fund allocates its investments among GMO-managed mutual funds investing in both U.S. and foreign equity and debt securities.

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

Evergreen Asset Allocation Fund

typically relies on a combination of the following strategies:
o investing in U.S. and foreign equity and debt securities by buying shares of GMO-managed mutual funds ("underlying funds");
o shifting the proportions it holds in underlying funds depending upon the current value assessment of the global marketplace;
         and
o rebalancing opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels.

The underlying  funds in which the Fund may invest include:
U.S. Equity Funds
o U.S.  Core Fund
o Value Fund
o Intrinsic  Value Fund
o Growth Fund
o Real Estate Fund
o Small Cap  Value  Fund
o Small  Cap  Growth  Fund

Fixed  Income  Funds
o Domestic  Bond Fund
o Core Plus Bond Fund
o  International  Bond Fund
o Currency Hedged International Bond Fund
o Global Bond Fund
o Emerging Country Debt Fund
o Short-Duration  Investment Fund
o Global Hedged Equity Fund
o Inflation  Indexed Bond Fund
o Alpha  LIBOR Fund
o  Short-Duration  Collateral  Fund

International Equity Funds
o International  Disciplined Equity Fund
o International  Intrinsic Value Fund
o International  Growth Fund
o Currency Hedged  International  Equity Fund
o  Foreign  Fund
o  Foreign  Small  Companies  Fund
o  International  Small Companies Fund
o Emerging Markets Fund
o Asia Fund
o Emerging Countries Fund

maybe appropriate for investors who:
o are seeking a diversified long-term investment offering both current income and the potential for capital growth.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity. Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is: o not guaranteed to achieve its investment goal; o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds. Following are some of the most important risk factors that may affect the underlying funds. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Foreign Investment Risk

Since the Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

2 BALANCED FUNDS

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Emerging Market Risk

An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade.
There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Derivatives Risk

The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currency, or currency exchange rates, commodities, and related indexes. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
The use of derivatives may also increase the amount of taxed payable by shareholders.

Leverage Risk

A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

3 BALANCED FUNDS

Asset Allocation Fund

FUND FACTS:

Goal:
Total Return

Principal Investment:
GMO-Managed Mutual Funds which Invest in U.S. and Foreign
Equity and Debt Securities

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Sub-Advisor:
Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Managers:
By Team

NASDAQ Symbols:
EAAFX (Class A)
EABFX (Class B)
EACFX (Class C)
EAIFX (Class I)

Dividend Payment Schedule:
Annually

INVESTMENT GOAL

The Fund seeks total return.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks total return greater than the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (1) 48.75% S&P 500 Index;
(2) 16.25% MSCI ACWI (All Country World Index) Free ex-U.S. Index; and (3) 35% Lehman Brothers Aggregate Bond Index. The Fund invests in GMO-managed mutual funds that invest in U.S. and foreign equity and debt securities. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds. The underlying funds the Fund invests in primarily consist of GMO International Equity Funds, GMO Fixed Income Funds and GMO U.S. Equity Funds, all offered through separate prospectuses. For more information regarding the underlying funds offered through separate prospectuses, see "Description of Underlying Funds" at the back of this prospectus.

Depending upon the current valuation assessment of the global marketplace, the Fund may own different proportions of underlying funds at different times. The Fund rebalances opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. However, under normal market conditions, at least 25% of the Fund will be invested in debt securities through its investments in the underlying funds.

The portfolio managers consider various factors in determining what underlying funds to invest in. The portfolio managers use a strategic methodology which calculates optimal allocations based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector, and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation and interest rates. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each fund is determined by assessing the fund's historical ability to add value as well as the efficiency of a given asset class.

RISK FACTORS

Your investment in the Fund is subject to the risks of the underlying funds discussed in the "Overview of Fund Risks" on page 2 under the headings:
o        Stock Market Risk
o        Interest Rate Risk
o        Market Capitalization Risk
o        Foreign Investment Risk
o        Credit Risk
o        Investment Style Risk
o        Emerging Market Risk
o        Derivatives Risk
o        Leverage Risk

In addition, the Fund is subject to fund-of-funds risk. The Fund is exposed to the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds. The Fund will indirectly bear a proportionate share of the total fund operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other fund expenses) of the underlying funds in which it invests, as well as any purchase premiums or redemption fees charged by such underlying funds. Since GMO will receive fees from the underlying funds, GMO has a financial incentive to invest the assets of the Fund in underlying funds with higher fees, despite the investment interests of the Fund. GMO is legally obligated to disregard that incentive in selecting shares of the underlying funds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

4 BALANCED FUNDS

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each calendar year since the Class A shares' inception on 7/29/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year to year. This table includes the effects of Fund expenses, but not sales charge. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1997                    1998                1999                  2000                2001                2002
==============================================================================================================================
==============================================================================================================================

16.05                   4.38                10.97                 7.39                3.74                0.54
==============================================================================================================================

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Best Quarter:                              2nd Quarter 1997                         + 8.58 %1
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Worst Quarter:                             3rd Quarter 1998                         - 7.89 %1
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================================================================================

Year-to-date total return as of 3/31/2003 is -2.27%.

================================================================================

The next table lists the Fund's average annual total return by class over the past one and five years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), Lehman Brothers Aggregate Bond Index (LBABI), MSCI ACWI Free ex-U.S. Index (MSCI ACWI Free ex-US) and GMO Global Balanced Index (GMOGBI). S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity and industry group representation. The LBABI is an unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities and asset-backed securities. The MSCI ACWI Free ex-U.S. is an independently maintained and published international (excluding U.S. and including emerging) equity index. The GMOGBI is a composite benchmark computed by GMO and consisting of 48.75% S&P 500,16.25% MSCI ACWI Free ex-U.S. and 35% LBABI. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                 Inception Date of Class          1 year      5 year       10 year      Performance Since 7/29/1996
==============================================================================================================================
==============================================================================================================================

Class A          7/29/1996                        - 5.21 %    4.10 %       N/A          7.54 %
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==============================================================================================================================

Class A          7/29/1996                        - 6.74 %    1.58 %       N/A          4.75 %
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==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A          7/29/1996                        - 3.14 %    2.25 %       N/A          4.93 %
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==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
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Class B          10/3/2002                        - 4.46 %    5.01 %       N/A          8.50 %
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Class C          10/3/2002                        - 1.52 %    5.10 %       N/A          8.35 %
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==============================================================================================================================

Class I          10/3/2002                        0.55 %      5.35 %       N/A          8.54 %
==============================================================================================================================
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S&P 500                                           - 22.10 %   - 0.59 %     N/A          6.67 %
==============================================================================================================================
==============================================================================================================================

LBABI                                             10.25 %     7.55 %       N/A          9.28 %
==============================================================================================================================
==============================================================================================================================

MSCI ACWI Free ex-U.S.                            - 14.67 %   - 2.66 %     N/A          - 1.05 %
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==============================================================================================================================

GMOGBI                                            - 10.13 %   2.32 %       N/A          6.49 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 1.00% for Classes B and C. Classes I and III do not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                          Class   Class    Class   Class
                                                                                            A       B        C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                      5.75%3   None    1.00 %  None

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==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount or initial          None 3   5.00%   1.00 %  None
investment, whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                    Class A       Class B        Class C       Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                                     0.50 %        0.50 %         0.50 %        0.50 %
==============================================================================================================================
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12b-1 Fees                                                          0.30 %        1.00 %         1.00 %        0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                                      0.42 %        0.42 %         0.42 %        0.42 %


==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses 4, 5, 6                               1.22 %        1.92 %         1.92 %        0.92 %
==============================================================================================================================

5  BALANCED FUNDS

4. These fees have been restated to reflect current fees.

5. Because the Fund invests primarily in other mutual funds, the Fund will incur fees and expenses indirectly as a shareholder of the underlying funds. The indirect net annual operating expenses at February 28, 2003 are estimated to be 0.53%. Actual indirect expenses for the fiscal year ending February 28, 2004 will vary depending on the particular underlying funds in which the Fund invests. For more information regarding the expenses of the underlying funds, see "Underlying Fund Expenses".

6. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 0.02% for Class A, 1.88% for Class B, 1.88% for Class C, and 0.88% for Class I. Currently, the investment advisor is not waiving any fees.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower. Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 692           $ 695            $ 393            $ 94            $ 195                $ 293
==============================================================================================================================
==============================================================================================================================

3 years           $ 940           $ 903            $ 697            $ 293           $ 603                $ 697
==============================================================================================================================
==============================================================================================================================

5 years           $ 1,207         $ 1,237          $ 1,126          $ 509           $ 1,037              $ 1,126
==============================================================================================================================
==============================================================================================================================

10 years          $ 1,967         $ 2,061          $ 2,321          $ 1,131         $ 2,061              $ 2,321
==============================================================================================================================

6  BALANCED FUNDS

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

EIMC oversees investment operations for the Fund, including oversight and supervision of the Fund's sub-advisor.

For the fiscal year ended 2/28/2003, the Fund paid EIMC an advisory fee of 0.06% based on the Fund's average daily net assets.

THE FUND'S SUB-ADVISOR

EIMC has retained Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as sub-advisor to the Fund, pursuant to the terms of an order the Fund has received from the Securities and Exchange Commission. As sub-advisor, GMO manages the Fund's investments in the underlying funds on a day-to-day basis. GMO currently serves as the investment advisor to each of the underlying funds. The Fund does not pay a direct fee to GMO for its sub-advisory services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination, and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

THE FUND'S PORTFOLIO MANAGERS

Asset Allocation Fund

The Fund is managed by a team of portfolio management professionals from GMO's Asset Allocation team, with team members responsible for different sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the NYSE. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

7  BALANCED FUNDS

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers four different share classes: Class A, Class B, Class C and Class I. Each class except Class I has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

==============================================================================================================================

Your Investment     Sales Charge as a % of          Sales Charge as a % of Your Net     Dealer Commission as a % of Offering
                    Offering Price                  Investment                          Price
==============================================================================================================================
==============================================================================================================================

Up to $49,999       5.75 %                          6.10 %                              5.00 %
==============================================================================================================================
==============================================================================================================================

$50,000-$99,999     4.50 %                          4.71 %                              4.25 %
==============================================================================================================================
==============================================================================================================================

$100,000-$249,999   3.75 %                          3.90 %                              3.25 %
==============================================================================================================================
==============================================================================================================================

$250,000-$499,999   2.50 %                          2.56 %                              2.00 %
==============================================================================================================================
==============================================================================================================================

$500,000-$999,999   2.00 %                          2.04 %                              1.75 %
==============================================================================================================================
==============================================================================================================================

$1,000,000-$2,999,990.00 %                          0.00 %                              1.00% of the first $2,999,999, plus
==============================================================================================================================
==============================================================================================================================

$3,000,000-$4,999,990.00 %                          0.00 %                              0.50% of the next $2,000,000, plus
==============================================================================================================================
==============================================================================================================================

$5,000,000 or       0.00 %                          0.00 %                              0.25% of amounts equal to or over
greater                                                                                 $5,000,000
==============================================================================================================================

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase. The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Purchases of Class A shares made at NAV and redeemed within a 12-month period by a corporate or certain other qualified retirement plan or non-qualified deferred compensation plans of Title I ERISA tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees) are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption). Three ways you can reduce your Class A sales charges:

     Rights of  Accumulation.  You  may add the  value  of all of your  existing
         Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

     Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

     Combined  Purchases.  You may reduce  your  front-end  sales  charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

The Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

8  BALANCED FUNDS

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                  Maximum Deferred Sales Charge

==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                 0.00 %
==============================================================================================================================
==============================================================================================================================

After 8 years                                                              Converts to Class A
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                           4.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                 Maximum Deferred Sales Charge

==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                 1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                0.00 %
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                          2.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below. Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant Class I

The Fund offers Class I shares at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor. Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

9  BALANCED FUNDS

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

==============================================================================================================================

                       Minimum Initial Purchase of Class A, B  Minimum Initial Purchase of      Minimum Additional Purchases
                       and C Shares                            Class I Shares
==============================================================================================================================
==============================================================================================================================

Regular Accounts       $ 1,000                                 $ 1,000,000 1                    None
==============================================================================================================================
==============================================================================================================================

IRAs                   $ 250                                   N/A 2                            None
==============================================================================================================================
==============================================================================================================================

Systematic Investment  $ 50                                    N/A 2                            $ 25/monthly (for Classes A,
Plan                                                                                            B and C) 2
==============================================================================================================================

1. Minimum initial purchase amount does not apply to former Class Y hareholders.

2. Former Class Y shareholders may invest at the Class A, B and C share amounts.

==============================================================================================================================

Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
                 o        Complete and sign the account                 o        Make your check payable to Evergreen funds.
By Mail or                application. Applications may be              o        Write a note specifying:
through an                downloaded off our website at                 |X|      the Fund name
Investment                EvergreenInvestments.com.                     |X|      share class
Professional     o        Make the check payable to                     |X|      your account number
                          Evergreen funds. Cash, credit                 |X|      the name(s) in which the account is registered
                          cards,  third party checks,
                          credit
                 o        Mail to the address to the left or deliver
                          to your  card  checks  or money  orders
                          will  investment professional   (provided
                          he  or  she  has  a  not  be
                          accepted. broker-dealer arrangement with EDI).

                 o Mail the application and your check to the address below:

                          Postal Service Address:
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Or  deliver  them  to  your  investment
                          professional (provided  he or she has a
                         broker-dealer  arrangement with EDI).

==============================================================================================================================
==============================================================================================================================
                 o        Call 1.800.343.2898 to set up an              o       Call the Evergreen Express Line at 1.800.346.3858
By Phone                  account number and get wiring                         24 hours a day or to speak with an Evergreen funds
                          instructions.                                         service representative call 1.800.343.2898 between
                 o        Instruct your bank to wire or                         8 a.m. and 6 p.m. Eastern time, on any business day.
                          transfer your purchase (they may              o       If your bank account is set up on file, you can
                          charge a wiring fee).                                 request either:
                 o        Complete the account application              |X|     Federal Funds Wire (offers immediate access to
                          and mail to:                                          funds) or
                                                                        |X|     Electronic transfer through the Automated Clearing
                          Postal Service Address:                               House which avoids wiring fees.
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Trades accepted after 4 p.m.
                          Eastern time on market trading
                          days will receive the next market
                          trading day's closing price. 3
==============================================================================================================================
==============================================================================================================================
                 o        You can make an  additional  investment
By Exchange               by exchange  from an existing  Evergreen
                          funds  account by contacting your investment
                          professional or an Evergreen funds service
                          representative, or by calling the Evergreen
                          Express Line at 1.800.346.3858 or visiting
                          our website at
                          EvergreenInvestments.com. 4
                 o        You can only exchange  shares from your
                          account within the same class and under the
                          same registration.
                 o        There is no sales charge or redemption fee when
                          exchanging funds within the Evergreen funds
                          family. 5
                 o        Orders  placed  before 4 p.m.  Eastern  time
                          on market trading days will be  processed at that
                          day's  closing share price.  Orders placed after
                          4 p.m.  Eastern time will be  processed  at the
                          next market  trading  day's
                          closing price. 3

                 o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

                 o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (See "Exceptions:
                          Redemption  Requests That
                          Require A Signature Guarantee" on the next page).

==============================================================================================================================
==============================================================================================================================
                 o        You can transfer money                        o        To establish automatic investing for an existing
Systematic                automatically from your bank                           account, call 1.800.343.2898 for an application.
Investment Plan           account into your Fund account on             o        The minimum is $25 per month or $75 per quarter.
(SIP) 6                   a monthly or quarterly basis.                 o        You can also establish an investing program through
                 o        Initial investment minimum is $50                      direct deposit from your paycheck. Call
                          if you invest at least $25 per                         1.800.343.2898 for details.
                          month with this service.
                 o        To   enroll,   check  off  the  box
                          on  the   account
                          application and provide:
                 |X|      your bank account information
                 |X|      the amount and date of your
                          monthly or quarterly investment

==============================================================================================================================

3. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

4. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

5. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

6. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

10  BALANCED FUNDS

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods             Requirements

==============================================================================================================================
==============================================================================================================================
                    o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                      funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                    o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                    o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                    o        We can either:
                    |X|      wire the proceeds into your bank account (service charges may apply)
                    |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                    |X|      mail you a check.
                    o        All  telephone   calls  are  recorded  and  may  be
                             monitored   for   your   protection.   We  are  not
                             responsible  for  acting  on  telephone  orders  we
                             believe are genuine.

                    o        See "Exceptions: Redemption Requests That Require a
                             Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

==============================================================================================================================
==============================================================================================================================
                    o        You can mail a redemption request to:
Write Us
                             Postal Service Address:
                             Evergreen Investments
                             P.O. Box 8400
                             Boston, MA 02266-8400

                             Overnight Address:
                             Evergreen Investments
                             66 Brooks Drive, Suite 8400
                             Braintree, MA 02184-3800

                    o        Your letter of instructions must:
                    |X|      list the Fund name and the account number
                    |X|      indicate the number of shares or dollar value you wish to redeem
                    |X|      be signed by the registered owner(s)
                    o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
                    o        To redeem from an IRA or other retirement  account,
                             call 1.800.343.2898 for special instructions.

==============================================================================================================================
==============================================================================================================================
                    o        You  may  also  redeem  your  shares  by  contacting  your
Redeem Your Shares           investment  professional  or an  Evergreen    funds  service
in Person                    representative.
                    o        A fee may be charged for this service.
==============================================================================================================================
==============================================================================================================================
                    o        You  can  transfer  money  automatically  from  your  Fund
Systematic                   account on a monthly or quarterly basis - without  redemption  fees.
Withdrawal  Plan    o        The  withdrawal  can be mailed to you, or deposited  directly
(SWP)                        into your bank account.
                    o        The minimum is $75 per month.
                    o        The  maximum is 1.00% of your  account  per month or 3.00%
                             per  quarter.
                    o        To  enroll, call 1.800.343.2898 for instructions.

==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o        You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

         In these cases, additional documentation is required:
         corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

11 BALANCED FUNDS

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).

o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests. Dividends paid by a Fund will qualify for the 15% rate of tax for individuals to the extent of qualified dividends received by the Fund.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003).

The Fund's investment in underlying funds could affect the amount, timing and character of distributions. See "Special Tax Considerations" in the Statement of Additional Information.

12 BALANCED FUNDS

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses. 12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

13 BALANCED FUNDS

Underlying Fund Expenses

The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The indirect net annual operating expenses for February 28, 2003 are estimated to be 0.53%.

The following chart shows the expense ratio for each of the underlying funds, as well as the percentage of the Fund's net assets invested in each fund as of February 28, 2003.

==============================================================================================================================

Underlying Fund                                              Expense Ratio       Percentage of Fund's net assets


==============================================================================================================================
==============================================================================================================================

U.S. Core Fund                                               0.48%               19.5 %
==============================================================================================================================
==============================================================================================================================

Domestic Bond Fund                                           0.26%               8.6 %
==============================================================================================================================
==============================================================================================================================

Emerging Markets Fund                                        1.16%               7.8 %
==============================================================================================================================
==============================================================================================================================

International Intrinsic Value Fund                           0.69%               7.2 %
==============================================================================================================================
==============================================================================================================================

Core Plus Bond Fund                                          0.43%               7.2 %
==============================================================================================================================
==============================================================================================================================

International Small Companies Fund                           0.75%               5.8 %
==============================================================================================================================
==============================================================================================================================

Inflation Indexed Bond Fund                                  0.41%               5.4 %
==============================================================================================================================
==============================================================================================================================

Currency Hedged International Equity Fund                    0.70%               5.1 %
==============================================================================================================================
==============================================================================================================================

Small Cap Value Fund                                         0.48%               4.0 %
==============================================================================================================================
==============================================================================================================================

International Growth Fund                                    0.69%               5.0 %
==============================================================================================================================
==============================================================================================================================

Global Hedged Equity Fund                                    1.21%               3.5 %
==============================================================================================================================
==============================================================================================================================

Emerging Country Debt Fund                                   0.65%               3.3 %
==============================================================================================================================
==============================================================================================================================

Real Estate Fund                                             0.69%               3.2 %
==============================================================================================================================
==============================================================================================================================

International Bond Fund                                      0.43%               2.1 %
==============================================================================================================================
==============================================================================================================================

Short-Term Income Fund                                       0.23%               0.0 %
==============================================================================================================================

14  BALANCED FUNDS

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share of each class of the Fund -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for the Fund for the year ended February 28, 2003 have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. The tables for the Fund for periods ended prior to February 28, 2003 have been derived from financial information audited by PricewaterhouseCoopers, LLP, the predecessor Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

Asset Allocation Fund

==============================================================================================================================

                                                                      Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                      2003      2002 1      2001       2000       1999
==============================================================================================================================
==============================================================================================================================

CLASS A 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                  $ 10.77   $ 10.80     $ 10.78    $ 10.51    $ 11.87


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                          0.16      0.43        0.47       0.44       0.31
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on investments            - 0.49    0.04        0.60       0.91       - 0.54


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                      - 0.33    0.47        1.07       1.35       - 0.23


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                 - 0.42    - 0.50      - 0.82     - 0.43     - 0.57
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                    - 0.04    0           - 0.23     - 0.65     - 0.56


==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                   - 0.46    - 0.50      - 1.05     - 1.08     - 1.13


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                        $ 9.98    $ 10.77     $ 10.80    $ 10.78    $ 10.51


==============================================================================================================================
==============================================================================================================================

Total return 3                                                        - 3.16 %  4.43 %      10.12 %    12.77 %    - 2.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                 $ 13,879  $ 130,926   $ 112,704  $ 119,075  $ 127,600
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4, 5                                                         0.02 %    0.00 %      0.00 %     0.00 %     0.00 %
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                          2.51 %    4.00 %      4.13 %     4.18 %     2.50 %
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                               28 %      16 %        26 %       26 %       10 %
==============================================================================================================================


==============================================================================================================================

                                                                                            Year Ended

==============================================================================================================================
==============================================================================================================================

                                                                                            February 28, 2003 1, 6
==============================================================================================================================
==============================================================================================================================

CLASS B

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                         - 0.06
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on investments                                  0.28


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            0.22


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.28


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 9.94


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                              2.17 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 23,364
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4, 5                                                                               1.88 %7
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                         - 1.46 %7
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     28 %
==============================================================================================================================

1. Net investment income (loss) per share is based on average shares outstanding during the period.

2. As of the close of business on October 2, 2002, Evergreen Asset Allocation Fund acquired the net assets of GMO Global Balanced Allocation Fund ("GMO Fund"). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of GMO Fund Class III.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Excludes expenses incurred indirectly through investment in underlying funds.

6. For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

7. Annualized


BALANCED FUNDS  15

==============================================================================================================================

                                                                                            Year Ended

==============================================================================================================================
==============================================================================================================================

                                                                                            February 28, 2003 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS C

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                        $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                         - 0.07
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on investments                                  0.30


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                            0.23


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                       - 0.43


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                              $ 9.80


==============================================================================================================================
==============================================================================================================================

Total return 3                                                                              2.27 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                       $ 12,306
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4, 5                                                                               1.86 %6
==============================================================================================================================
==============================================================================================================================

Net investment loss                                                                         - 1.76 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                     28 %
==============================================================================================================================


==============================================================================================================================

                                                                                               Year Ended

==============================================================================================================================
==============================================================================================================================

                                                                                               February 28, 2003 1
==============================================================================================================================
==============================================================================================================================

CLASS I

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                           $ 10.00


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                          0.29
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on investments                                     - 0.05


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                               0.24


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                          - 0.26


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                 $ 9.98


==============================================================================================================================
==============================================================================================================================

Total return                                                                                   2.41 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                          $ 22
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4, 5                                                                                  0.91 %6
==============================================================================================================================
==============================================================================================================================

Net investment income (loss)                                                                   7.00 %6
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                        28 %
==============================================================================================================================

1. For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

2. Net investment loss per share is based on average shares outstanding during the period.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Excludes expenses incurred indirectly through investment in underlying funds.

6. Annualized

16  BALANCED FUNDS

OTHER FUND PRACTICES

The Fund is also indirectly subject to the following risks through its investments in the underlying funds.

The Fund invests in foreign securities, which may include foreign currency transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

DESCRIPTION OF UNDERLYING FUNDS

==============================================================================================================================

                 Investment Goal/Strategy                                         Benchmark

==============================================================================================================================
==============================================================================================================================

U.S. EQUITY
FUNDS

==============================================================================================================================
==============================================================================================================================

GMO U.S. Core    Seeks high total return through investment in U.S. equity        S&P 500 Index
Fund             securities. Invests primarily in the equity securities chosen
                 from  among  the  600   companies   with  the  largest   equity
                 capitalization  and  whose  securities  are  listed  on a  U.S.
                 national securities  exchange.  Selects stocks based on factors such as price to intrinsic value, price to normalized  earnings and price momentum.  As the opportunity to add value increases, the weight of the discipline in the portfolio increases.

==============================================================================================================================
==============================================================================================================================

GMO Value Fund   Seeks  long-term  capital growth  primarily  through
                 investment in Russell  1000(R)  Value Index equity  securities.
                 Invests primarily in equity securities of companies chosen from the Russell 1000(R) Index. Focuses on issuers which it believes represent compelling values relative to their market prices.

==============================================================================================================================
==============================================================================================================================

GMO Intrinsic    Seeks long-term  capital growth  primarily  through equity        Russell 1000(R) Value Index
 Value Fund      investments  in companies  chosen
                 from the 1,000 U.S.exchange-listed    companies    with   the
                 largest    equity capitalization.   Less   emphasis   on
                 industry   and  sector  allocation,  the Manager  researches
                 and evaluates  individual companies,  using three disciplines:
                 price to intrinsic value, price to normalized earnings and momentum. Stocks ranked highly by more than one criterion are favored for selection.

==============================================================================================================================
==============================================================================================================================

GMO Growth Fund  Seeks  long-term   growth  of  capital.   Invests primarily in    Russell 1000(R) Growth Index
                 the equity securities of  companies  chosen from among the
                 1,000  companies  with the largest equity  capitalization  and whose securities are listed on a U.S. national securities
                 exchange. Selects stocks based on factors such as estimate revision momentum, price momentum and price to intrinsic value.

==============================================================================================================================


17   BALANCED FUNDS

==============================================================================================================================

GMO Real Estate  Seeks high total return. Under normal circumstances  invests at
Fund             least 80% in real estate investment trusts ("REITs"), which are    Morgan  Stanley  REIT  Index
                 managed   vehicles   that   invest  in  real   estate  or  real
                 estate-related assets, and other real estate-related companies.
                 The Fund  invests  primarily  in equity  REITs and real  estate related  operating  companies,  which own real estate directly;
                 mortgage  REITs,  which  make   construction,   development  or
                 long-term   mortgage  loans;  and  hybrid  REITs,  which  share
                 characteristics  of equity  REITs and mortgage  REITs.  Selects stocks believed to be undervalued relative to their prices.

==============================================================================================================================
==============================================================================================================================

GMO Small Cap    Seeks  long-term  growth of  capital. Invests primarily in the     Russell  2500(R) Value Index
Value Fund       equity  securities  of companies  chosen from Russell 2500(R)
                 Index providing broad exposure to the small cap value sector of the U.S. equity market.
==============================================================================================================================
==============================================================================================================================

GMO Small Cap    Seeks  long-term  growth of  capital.Invests  primarily  in the    Russell 2500(R) Growth Index
Growth Fund      equity  securities of companies chosen from the Russell 2500(R)
                 Index providing broad exposure to the small cap growth sector to the U.S. equity market.
==============================================================================================================================
==============================================================================================================================

FIXED INCOME
FUNDS

==============================================================================================================================
==============================================================================================================================

GMO Domestic     Seeks high total return. Seeks exposure primarily to U.S.          Lehman Brothers U.S. Government Bond Index
Bond Fund        investment grade bonds, including U.S. government securities, asset-backed  securities  issued by U.S.  government  agencies,
                 convertible  bonds  and  asset-backed   securities  of  private
                 issuers.   Intends  to  achieve  this   exposure  by  investing
                 primarily in shares of the GMO  Short-Duration  Collateral Fund
                 (see description below) or directly in fixed income securities.
                 May also hold an investment in GMO Alpha LIBOR Fund.

==============================================================================================================================
==============================================================================================================================

GMO Core Plus    Seeks high total  return. Seeks exposure primarily to U.S. bond     Lehman Brothers U.S. Aggregate Bond Index
Bond Fund        investments,  but also seeks to add to the return of its U.S.
                 investments  through  exposure  to  foreign  bond and  currency
                 markets.    Employs   fundamental   research   techniques   and
                 quantitative  applications to measure the relative value of the bond and  currency  markets to  determine  currency and country allocation.  Intends to achieve  this  exposure by investing in
                 shares  of  the  GMO   Short-Duration   Collateral   Fund  (see
                 description  below),  synthetic bonds,  and/or directly in U.S.
                 government  securities and other high-quality U.S.  denominated fixed income  investments.  May also hold an  investment in GMO
                 Alpha LIBOR Fund.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks high total return. Seeks exposure primarily to countries     J.P. Morgan Non-U.S. Government Bond Index
International    whose bonds are included in the Fund's benchmark plus
Bond Fund        investment-grade  bonds  denominated in various currencies.
                 Employs   fundamental   research  techniques  and  quantitative
                 applications  to  measure  the  relative  value of the bond and currency markets to determine currency and country allocations.
                 Intends to achieve  this  exposure by  investing  primarily  in
                 shares  of  the  GMO   Short-Duration   Collateral   Fund  (see
                 description  below) and in  synthetic  bonds.  May also hold an investment in GMO Alpha LIBOR Fund.

==============================================================================================================================

18 BALANCED FUNDS

==============================================================================================================================

GMO Currency     Seeks high total return. Seeks exposure primarily to countries      J.P. Morgan  Non-U.S.Government Bond Index
Hedged           whose bonds are included in the Fund's benchmark plus               (Hedged)
International    investment-grade bonds denominated in various currencies.
Bond Fund        Generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. Employs fundamental research techniques and quantitative applications to measure the relative value of the bond and currency markets and uses these applications to determine currency and country
                 allocations. Intends to achieve this exposure by investing primarily in shares of the GMO Short-Duration Collateral Fund
                 (see description below) and in synthetic bonds. May also hold an investment in GMO Alpha LIBOR Fund.
==============================================================================================================================
==============================================================================================================================

GMO Global Bond  Seeks high total return.  Seeks exposure primarily to countries      J.P. Morgan Global Government Bond Index
Fund             whose bonds are included in the Fund's benchmark plus
                 investment-grade   bonds  denominated  in  various  currencies.
                 Employs   fundamental   research  techniques  and  quantitative
                 applications  to  measure  the  relative  value of the bond and currency  markets  and uses  these  applications  to  determine currency  and  country  allocations.  Intends to  achieve  this
                 exposure  by   investing   primarily   in  shares  of  the  GMO
                 Short-Duration  Collateral Fund (see description  below) and in synthetic bonds. May also hold an investment in GMO Alpha LIBOR
                 Fund.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Seeks to achieve its objective by          J.P. Morgan Emerging Markets Bond Index
Country Debt     investing primarily in sovereign debt of emerging countries in      Global
Fund             Asia, Latin America, the Middle East, Africa and Europe
                 ("Emerging   Countries").   Intends  to  invest   primarily  in
                 "synthetic"  bonds  (rather  than making  direct  investments), directly  in fixed  income  securities,  and in  shares  of GMO
                 Short-Duration  Collateral Fund. May also hold an investment in
                 GMO Alpha LIBOR Fund. Employs a bottom-up approach to examining
                 Emerging   Country   debt   issues,   and   uses   quantitative
                 applications to take advantage of valuation  inefficiencies  in
                 Emerging Country debt markets.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks to provide current income through exposure to a portfolio     Citigroup(formerly known as Salomon Smith
Short-Duration   of  high-quality  fixed income instruments.  May achieve this       Barney)  3-Month  Treasury Bill Index
Investment Fund  exposure indirectly by investing a substantial portion of its assets in the GMO Short-Duration Collateral Fund or by directly investing in these  securities.  May also hold an investment in
                 GMO Alpha  LIBOR  Fund.  Seeks to  maintain  an  interest  rate
                 duration   slightly   longer  than  the  3  month  duration  of
                 benchmark.

==============================================================================================================================

19 BALANCED FUNDS

==============================================================================================================================

GMO Global       Seeks high total return. Invests primarily in shares of GMO          Citigroup (formerly  known as  Salomon Smith
Hedged Equity    U.S.  Equity Funds and GMO International Equity Funds described      Barney) 3-Month  Treasury Bill Index
Fund             above (the "underlying funds"), or directly in equity
                 securities  of the type  invested  in by these  Funds.  Invests primarily in a  combination  of (i) global  equity  securities, generally held through the underlying  funds;  (ii)  derivative instruments  intended  to hedge the value of the Fund's  equity positions against general movements in the equity market(s) and
                 against  changes  in  the  value  of  the  foreign   currencies
                 represented in the Fund's  non-U.S.  positions  relative to the
                 U.S.  dollar;  and (iii) long interest  rate futures  contracts intended to extend the duration of the Fund.

==============================================================================================================================
==============================================================================================================================

GMO Inflation    Seeks high total  return. Invests primarily in securities that        Lehman Brothers U.S.Treasury Inflation
Indexed Bond     are indexed or otherwise "linked" to general measures of Notes        Index
Fund             inflation  in the country of issue ("inflation indexed bonds").
                 Intends to invest primarily directly in fixed income securities and in shares of GMO  Short-Duration  Collateral Fund. May hold an  investment  in GMO  Alpha  LIBOR  Fund.  May also  expose a portion of its assets to lower-rated  securities,  and may make use of synthetic  bonds to  implement  its  strategy.  Seeks to identify fixed income  investments  that, in the opinion of the
                 Manager,  represent  favorable  values relative to their market prices.

==============================================================================================================================
==============================================================================================================================

GMO Alpha LIBOR  Seeks high total return comparable with the 3-month London           J.P. Morgan U.S. 3-month Cash Index
Fund             Inter Bank Offer Rate ("LIBOR"). Seeks to achieve its objective
                 by  investing   primarily  in  relatively  high  quality,   low
                 volatility fixed income instruments.  Is  non-diversified.  The
                 Manager expects the fund's  dollar-weighted  average  portfolio duration will be 365 days or less.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks total return in excess of its benchmark. Invests           J.P. Morgan U.S. 3-month Cash Index
Short-Duration   primarily in relatively high quality, low volatility fixed
Collateral Fund  income instruments. Intends to achieve this exposure by investing a substantial  portion of its assets in  asset-backed securities.  The  Fund  may  also  invest  in  mortgage-related securities,  government  securities  (including those issued by federal, state, local, and foreign governments), corporate debt
                 securities,   money  market  instruments,   reverse  repurchase
                 agreements, and repurchase agreements.

==============================================================================================================================
==============================================================================================================================

INTERNATIONAL
EQUITY FUNDS

==============================================================================================================================
==============================================================================================================================

GMO              Seeks  high total  return. Invests typically  in a  diversified    MSCI EAFE (Europe, Australasia and Far
International    portfolio of equity investments from the world's developed         East) Index
Disciplined      markets outside the U.S. Uses an optimization  process to
Equity Fund      allocate  investments between issuers based on growth, quality, and valuation style factors.
==============================================================================================================================

20 BALANCED FUNDS

==============================================================================================================================

GMO              Seeks high total return.  Invests  typically in equity              Citigroup (formerly known as Salomon Smith
International    investments in companies  chosen from the MSCI EAFE Index           Barney) PMI (Primary Market Index) EPAC
Intrinsic Value  universe plus Canada (approximately 2,500 stocks). Manager uses     (Europe,  Pacific, Asia Composite)
Fund             disciplined   value  techniques  to  assess  countries,             Value Style Index
                 currencies and stocks.
==============================================================================================================================
==============================================================================================================================

GMO              Seeks high total return. Typically makes equity investments in      Citigroup (formerly known as Salomon Smith
International    companies chosen from the MSCI EAFE universe and Canadian           Barney) PMI (Primary Market Index) EPAC
Growth Fund      companies (approximately 2,500 issuers). Broad exposure to the      (Europe, Pacific, Asia Composite) Growth
                 growth sector of the international equity market.                   Style Index
==============================================================================================================================
==============================================================================================================================

GMO Currency     Seeks high total return.  Invests to varying  extents in other      MSCI EAFE (Europe,  Australasia and Far
Hedged           GMO Funds, including the International Disciplined Equity Fund,     East)  Index  (Hedged)
International    International Intrinsic Value Fund and International Growth
Equity Fund      Fund  (collectively, "underlying funds"). Allocated among the underlying  Funds  based  on  the  Manager's  analysis  of  the
                 relative   attractiveness  of  value  versus  growth  investing
                 styles,  measured  primarily  by the  discount  at which  value stocks trade relative to growth stocks generally, as well as on the  Manager's  predicted  returns  of the  two  styles  in the markets. Attempts to hedge at least 70% of the foreign currency exposure back to the U.S. dollar.

==============================================================================================================================
==============================================================================================================================

GMO Foreign      Seeks high total return. Invests primarily in the equity            MSCI EAFE (Europe, Australasia and Far
Fund             securities of non-U.S. companies, including any of the              East) Index
                 companies in developed and emerging  markets listed in the MSCI database  (approximately  4,000  companies).  The Manager  uses fundamental investment principles and quantitative applications to analyze issuers and country  economics to build a structured
                 value  international  equity  portfolio.   May  be  exposed  to
                 emerging markets, but these investments will generally comprise
                 10% or less of the Fund's assets.

==============================================================================================================================
==============================================================================================================================

GMO Foreign      Seeks high total return. Seeks to achieve its objective by         Citigroup (formerly known as Salomon Smith
Small Companies  primarily investing in smaller companies located or doing          Barney) EMI (Extended Markets Index) World
Fund             business outside of the U.S. Stocks are sorted by value            ex-U.S. Index
                 measures,  including price to earnings, price to book, price to cash flow and  yield.  Stock  selection  is then  driven by the
                 Manager's  fundamental  analysis.  May be exposed  to  emerging markets,  but these investments will generally  comprise 10% or less of the Fund's assets.

==============================================================================================================================

21 BALANCED FUNDS

==============================================================================================================================

GMO              Seeks high total return. Invests primarily in equity securities  Citigroup (formerly known as Salomon Smith
International    of non-U.S. issuers, including companies in developed and        Barney) EMI (Extended Markets Index) World
Small Companies  emerging markets listed in the MSCI database. The Fund is a      ex-U.S. Index
Fund             structured value portfolio that attempts to provide small
                 company  international equity exposure in markets demonstrating the most compelling values. May be exposed to emerging markets, but these  investments  will generally  comprise 10% or less of the Fund's assets.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Invests primarily in the equity         S&P/IFC Investable Composite Index
Markets Fund     securities of companies traded in securities markets of
                 emerging  countries in Asia,  Latin  America,  the Middle East,
                 Africa  and  Europe.   Manager  uses   fundamental   investment
                 principles   and   quantitative   applications   to   build   a
                 value-oriented   emerging  market  equity  portfolio  that  the
                 Manager believes can best exploit major inefficiencies  between and within various emerging markets.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Invests primarily in the equity         S&P/IFC Investable Composite Index
Countries Fund   securities of companies traded in securities markets of
                 emerging  countries in Asia,  Latin  America,  the Middle East,
                 Africa and Europe.  Manager seeks to manage the Fund so that it maintains  relatively high liquidity  (compared to GMO Emerging
                 Markets Fund). Manager uses fundamental  investment  principles
                 and   quantitative   applications  to  build  a  value-oriented
                 emerging  countries  equity portfolio that the Manager believes can  best  exploit  major  inefficiencies  between  and  within various emerging countries.

==============================================================================================================================
==============================================================================================================================

GMO Asia Fund    Seeks high total return. Invests primarily in equity securities  GMO Asia 7 Index of companies traded in Asian countries other than Japan,
                 including both emerging and more developed countries. Manager uses fundamental principles and quantitative applications to build an Asian equity portfolio that the Manager believes can best exploit major inefficiencies between and within various
                 Asian markets.
==============================================================================================================================

Each of the underlying funds is subject to some or all of the risks detailed at the front of this prospectus under "Overview of Fund Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as definition of each Fund's benchmark, see "Underlying Funds" in the Statement of Additional Information.

22 BALANCED FUNDS

                                     Notes


23 BALANCED FUNDS

Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal  Bond Fund
California  Municipal  Bond Fund
Florida High Income  Municipal Bond Fund
Florida  Municipal Bond Fund
Georgia  Municipal Bond Fund
Maryland  Municipal  Bond  Fund
New  Jersey  Municipal  Bond Fund
New York Municipal Bond Fund
North Carolina  Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Strategic Value Fund
Special Values Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

24 BALANCED FUNDS

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder Services
Call 1.800.343.2898
Monday - Friday, 8 a.m. to 6 p.m. Eastern time to
o        order applications
o        buy, redeem or exchange Fund shares
o        get assistance with your account


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail
Evergreen Investments 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Asset Allocation Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

563553 RV2 (7/03)

SEC File No.: 811-08413
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                                     PART A

                    EVERGREEN LARGE CAP VALUE FUND PROSPECTUS

Prospectus, July 1, 2003
Evergreen Domestic Equity Funds II

Evergreen Large Cap Value Fund

Class A
Class B
Class C
Class I

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks..........................................1
Evergreen Large Cap Value Fund..................................2

GENERAL INFORMATION:

The Fund's Investment Advisor...................................5
The Fund's Sub-Advisor..........................................5
The Fund's Portfolio Managers...................................5
Calculating the Share Price.....................................5
How to Choose an Evergreen Fund.................................5
How to Choose  the Share  Class  That Best  Suits You...........5
How to Buy  Shares  ............................................8
How to Redeem Shares ...........................................9
Other Services..................................................10
The Tax  Consequences of Investing in the Fund..................10
Fees and Expenses of the Fund...................................11
Financial Highlights ...........................................12
Other Fund Practices............................................14

In general,

the Fund included in this prospectus seeks to provide investors with long-term growth of capital. The Evergreen Domestic Equity Funds II tend to have less risk, volatility and growth potential than more aggressive stock funds.

Fund Summary Key

The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS

What are the specific risks for an investor in the Fund?

PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             Overview of Fund Risks

Large Cap Value Fund

typically relies on a combination of the following strategies:
o investing in companies whose stock price is lower than what the Fund's portfolio manager believes the true "fundamental" price should be; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:

o        seek an investment expected to grow over time; and
o can tolerate moderate to substantial volatility in the value of their investment.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please  remember  that an  investment  in a mutual fund is:
o not  guaranteed to achieve  its  investment  goal;
o not a  deposit  with a bank;
o not  insured, endorsed or guaranteed by the FDIC or any  government  agency;
  and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

1 DOMESTIC EQUITY FUNDS II

Large Cap Value Fund

FUND FACTS:

Goal:
Long-term Growth of Capital

Principal Investment:
Large-Cap U.S. Common Stocks

Classes of Shares Offered in this Prospectus:
Class A
Class B
Class C
Class I

Investment Advisor:
Evergreen Investment Management Company, LLC

Sub-Advisor:
Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Managers:
By Team

NASDAQ Symbols:
EILAX (Class A)
EILBX (Class B)
EILCX (Class C)
EILIX (Class I)

Dividend Payment Schedule:
Quarterly

INVESTMENT GOAL

The Fund seeks long-term growth of capital.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund normally invests 80% of its assets in the equity securities of large U.S. companies (i.e., companies whose market capitalization falls within the range tracked by the Russell 1000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 1000(R) Index. As of its last reconstitution on March 31, 2003, the Russell 1000(R) Index had a market capitalization range of approximately $233.8 million to $259.1 billion.

The portfolio managers use a proprietary dividend discount model and information regarding the companies contained in the Russell 1000(R) Value Index to identify the best values in the marketplace and to screen for what the portfolio managers believe to be inexpensive stocks. The portfolio managers seek stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to perception anomalies; and companies with undervalued assets (business and commodities) not given fair value in the stock market. The portfolio managers' definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting. The portfolio managers attempt to control risk primarily through valuation; all stocks are bought at a price that the portfolio managers believe represent a discount to fair values.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

2  DOMESTIC EQUITY FUNDS II

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1993          1994       1995        1996         1997         1998        1999       2000         2001      2002
==============================================================================================================================
==============================================================================================================================

20.10         3.08       29.82       20.69        26.53        11.67       2.76       11.86        8.73      - 21.43
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1998                         + 13.02 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 19.77 %1
==============================================================================================================================

================================================================================

Year-to-date total return as of 3/31/2003 is -9.79%. 1
================================================================================

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges. The after-tax returns shown are for Class A, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000(R) Value Index (Russell 1000 Value). The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted earnings growth rates. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

               Inception Date of Class          1 year       5 year       10 year      Performance Since 5/31/1989
==============================================================================================================================
==============================================================================================================================

Class A        5/31/1989                        - 25.94 %    0.66 %       9.76 %       9.36 %
==============================================================================================================================
==============================================================================================================================

Class A        5/31/1989                        - 27.23 %    - 3.01 %     6.26 %       6.28 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions) 2
==============================================================================================================================
==============================================================================================================================

Class A        5/31/1989                        - 14.90 %    0.20 %       7.30 %       6.99 %
==============================================================================================================================
==============================================================================================================================

(after taxes on distributions and sale of Fund shares) 2
==============================================================================================================================
==============================================================================================================================

Class B        1/6/2003                         - 25.07 %    1.68 %       10.41 %      9.83 %
==============================================================================================================================
==============================================================================================================================

Class C        1/6/2003                         - 22.92 %    1.66 %       10.30 %      9.75 %
==============================================================================================================================
==============================================================================================================================

Class I        1/6/2003                         - 21.43 %    1.86 %       10.41 %      9.83 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                              - 15.52 %    1.16 %       10.80 %      10.55 %
==============================================================================================================================
==============================================================================================================================

S&P 500                                         - 22.10 %    - 0.59 %     9.34 %       10.19 %
==============================================================================================================================

1. Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 2/28/2003.

Shareholder Fees (fees paid directly from your investment)

==============================================================================================================================

Shareholder Transaction Expenses                                                            Class    Class   Class   Class
                                                                                              A        B       C      I
==============================================================================================================================
==============================================================================================================================

Maximum sales charge imposed on purchases (as a % of offering price)                         5.75%3   None   1.00 %   None

==============================================================================================================================
==============================================================================================================================

Maximum deferred sales charge (as a % of either the redemption amount or initial             None 3   5.00%  1.00 %   None
investment, whichever is lower)
==============================================================================================================================

3. Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund  Operating Expenses (expenses that are deducted from Fund assets)

==============================================================================================================================

                                                                 Class A         Class B        Class C        Class I
==============================================================================================================================
==============================================================================================================================

Management Fees                                                  0.90 %          0.90 %         0.90 %         0.90 %
==============================================================================================================================
==============================================================================================================================

12b-1 Fees                                                       0.30 %          1.00 %         1.00 %         0.00 %
==============================================================================================================================
==============================================================================================================================

Other Expenses                                                   0.40 %          0.40 %         0.40 %         0.40 %

==============================================================================================================================
==============================================================================================================================

Total Fund Operating Expenses 4, 5                               1.60 %          2.30 %         2.30 %         1.30 %
==============================================================================================================================

4. These fees have been restated to reflect current fees.

5. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.35% for Class A, 2.10% for Class B and C, and 1.10% for Class I.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

3  DOMESTIC EQUITY FUNDS II

Example of Fund Expenses

==============================================================================================================================

                  Assuming Redemption At End of Period                              Assuming No Redemption
==============================================================================================================================
==============================================================================================================================

After:            Class A         Class B          Class C          Class I         Class B              Class C
==============================================================================================================================
==============================================================================================================================

1 year            $ 728           $ 733            $ 431            $ 132           $ 233                $ 331
==============================================================================================================================
==============================================================================================================================

3 years           $ 1,051         $ 1,018          $ 811            $ 412           $ 718                $ 811
==============================================================================================================================
==============================================================================================================================

5 years           $ 1,396         $ 1,430          $ 1,318          $ 713           $ 1,230              $ 1,318
==============================================================================================================================
==============================================================================================================================

10 years          $ 2,366         $ 2,461          $ 2,709          $ 1,568         $ 2,461              $ 2,709
==============================================================================================================================

4  DOMESTIC EQUITY FUNDS II

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 2/28/2003, the Fund paid EIMC an advisory fee of 0.70% of the Fund's average daily net assets.

THE FUND'S SUB-ADVISOR

Grantham, Mayo, Van Otterloo & Co. LLC (GMO) is the sub-advisor to the Fund, pursuant to the terms of an order the Fund has received from the Securities and Exchange Commission. As sub-advisor, GMO will manage the Fund's investments on a day-to-day basis.

EIMC pays GMO for sub-advisory services. The Fund does not pay a direct fee to GMO for its sub-advisory services.

==============================================================================================================================

Fund                                             Average Daily Net Assets                                Fee

==============================================================================================================================
==============================================================================================================================

Large Cap Value Fund                             First $250 million                                      0.500 %
==============================================================================================================================
==============================================================================================================================

                                                 Next $250 million                                       0.475 %
==============================================================================================================================
==============================================================================================================================

                                                 Next $500 million                                       0.425 %
==============================================================================================================================
==============================================================================================================================

                                                 Over $1 billion                                         0.400 %
==============================================================================================================================

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination, and replacement of inabilities sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

THE FUND'S PORTFOLIO MANAGERS

Large Cap Value Fund

The Fund is managed by a team of portfolio management professionals from GMO's U.S. Active Division, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offered in this prospectus offers four different share classes: Class A, Class B, Class C and Class I. Each class except Class I has its own sales charge. For additional information regarding these fees, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

5  DOMESTIC EQUITY FUNDS II

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to an expense known as 12b-1 fees.

The front-end sales charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

==============================================================================================================================

Your Investment     Sales Charge as a % of          Sales Charge as a % of Your Net     Dealer Commission as a % of Offering
                    Offering Price                  Investment                          Price
==============================================================================================================================
==============================================================================================================================

Up to $49,999       5.75 %                          6.10 %                              5.00 %
==============================================================================================================================
==============================================================================================================================

$50,000-$99,999     4.50 %                          4.71 %                              4.25 %
==============================================================================================================================
==============================================================================================================================

$100,000-$249,999   3.75 %                          3.90 %                              3.25 %
==============================================================================================================================
==============================================================================================================================

$250,000-$499,999   2.50 %                          2.56 %                              2.00 %
==============================================================================================================================
==============================================================================================================================

$500,000-$999,999   2.00 %                          2.04 %                              1.75 %
==============================================================================================================================
==============================================================================================================================

$1,000,000-$2,999,990.00 %                          0.00 %                              1.00% of the first $2,999,999, plus
==============================================================================================================================
==============================================================================================================================

$3,000,000-$4,999,990.00 %                          0.00 %                              0.50% of the next $2,000,000, plus
==============================================================================================================================
==============================================================================================================================

$5,000,000 or       0.00 %                          0.00 %                              0.25% of amounts equal to or over
greater                                                                                 $5,000,000
==============================================================================================================================

Although no front-end sales charge applies to purchases of $1 million and over, you will pay a 1.00% deferred sales charge if you redeem any such shares within one year after the month of purchase. The front-end sales charge may be waived under certain circumstances and the maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Class A shares are offered at NAV to corporate or certain other qualified retirement plans, or non-qualified deferred compensation plans of Title I ERISA tax-sheltered annuities or TSA plans sponsored by an organization having 100 or more eligible employees (certain plans may require a greater number of eligible employees). Such purchases are subject to a dealer commission of 1.00% of the amount of purchase (subject to recapture upon early redemption) if redeemed within 12 months after the month of purchase.

Three ways you can reduce your Class A sales charges:

     Rights of  Accumulation.  You  may add the  value  of all of your  existing
         Evergreen funds investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

     Letter of Intent. You may reduce the front-end sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

     Combined  Purchases.  You may reduce  your  front-end  sales  charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all of your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50%).

Contact your investment professional or a service representative at Evergreen Service Company, LLC at 1.800.343.2898 if you think you may qualify for any of these services. For more information on these services see "Sales Charge Waivers and Reductions" in the SAI.

The Fund may also sell Class A shares at NAV without a front-end or deferred sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of Wachovia, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. (EDI), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares.

6  DOMESTIC EQUITY FUNDS II

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                  Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                  5.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Second 12 Month Period                                 4.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Third 12 Month Period                                  3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fourth 12 Month Period                                 3.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Fifth 12 Month Period                                  2.00 %
==============================================================================================================================
==============================================================================================================================

Month of Purchase + Sixth 12 Month Period                                  1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                 0.00 %
==============================================================================================================================
==============================================================================================================================

After 8 years                                                              Converts to Class A
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                           4.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00%, which is deducted from your investment before it is invested. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Your shares are subject to 12b-1 fees. These shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

==============================================================================================================================

Time Held                                                                 Maximum Deferred Sales Charge
==============================================================================================================================
==============================================================================================================================

Month of Purchase + First 12 Month Period                                 1.00 %
==============================================================================================================================
==============================================================================================================================

Thereafter                                                                0.00 %
==============================================================================================================================
==============================================================================================================================

Dealer Allowance                                                          2.00 %
==============================================================================================================================

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:
o When the shares were purchased through reinvestment of dividends/capital gains
o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA
o Systematic withdrawals of up to 1.00% of the account balance per month
o Loan  proceeds and financial  hardship  distributions  from a retirement plan
o Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class I

The Fund offers Class I shares at NAV without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

Calculating the Deferred Sales Charge

If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of (i) the NAV of the shares at the time of redemption or (ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

Promotional Incentives on Dealer Commissions

EDI may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at EDI's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions. Please see "Distribution Expenses Under Rule 12b-1" in the SAI for more information regarding promotional incentives.

7  DOMESTIC EQUITY FUNDS II

HOW TO BUY SHARES

Evergreen funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

==============================================================================================================================

                       Minimum Initial Purchase of Class A, B  Minimum Initial Purchase of      Minimum Additional Purchases
                       and C Shares                            Class I Shares
==============================================================================================================================
==============================================================================================================================

Regular Accounts       $ 1,000                                 $ 1,000,000 1                    None
==============================================================================================================================
==============================================================================================================================

IRAs                   $ 250                                   N/A 2                            None
==============================================================================================================================
==============================================================================================================================

Systematic Investment  $ 50                                    N/A 2                            $ 25/monthly (for Classes A,
Plan                                                                                            B and C) 2
==============================================================================================================================

1. Minimum initial purchase amount does not apply to former Class Y hareholders.

2. Former Class Y shareholders may invest at the Class A, B and C share amounts.

==============================================================================================================================

Method           Opening an Account                                     Adding to an Account
==============================================================================================================================
==============================================================================================================================
                 o        Complete and sign the account                 o        Make your check payable to Evergreen funds.
By Mail or                application. Applications may be              o        Write a note specifying:
through an                downloaded off our website at                 |X|      the Fund name
Investment                EvergreenInvestments.com.                     |X|      share class
Professional     o        Make the check payable to                     |X|      your account number
                          Evergreen funds. Cash, credit                 |X|      the name(s) in which the account is registered
                          cards,  third party checks,
                          credit
                 o        Mail to the address to the left or deliver
                          to your  card  checks  or money  orders
                          will  investment professional   (provided
                          he  or  she  has  a  not  be
                          accepted. broker-dealer arrangement with EDI).

                 o Mail the application and your check to the address below:

                          Postal Service Address:
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Or  deliver  them  to  your  investment
                          professional (provided  he or she has a
                         broker-dealer  arrangement with EDI).

==============================================================================================================================
==============================================================================================================================
                 o        Call 1.800.343.2898 to set up an              o       Call the Evergreen Express Line at 1.800.346.3858
By Phone                  account number and get wiring                         24 hours a day or to speak with an Evergreen funds
                          instructions.                                         service representative call 1.800.343.2898 between
                 o        Instruct your bank to wire or                         8 a.m. and 6 p.m. Eastern time, on any business day.
                          transfer your purchase (they may              o       If your bank account is set up on file, you can
                          charge a wiring fee).                                 request either:
                 o        Complete the account application              |X|     Federal Funds Wire (offers immediate access to
                          and mail to:                                          funds) or
                                                                        |X|     Electronic transfer through the Automated Clearing
                          Postal Service Address:                               House which avoids wiring fees.
                          Evergreen Investments
                          P.O. Box 8400
                          Boston, MA 02266-8400

                          Overnight Address:
                          Evergreen Investments
                          66 Brooks Drive, Suite 8400
                          Braintree, MA 02184-3800

                 o        Trades accepted after 4 p.m.
                          Eastern time on market trading
                          days will receive the next market
                          trading day's closing price. 3
==============================================================================================================================
==============================================================================================================================
                 o        You can make an  additional  investment
By Exchange               by exchange  from an existing  Evergreen
                          funds  account by contacting your investment
                          professional or an Evergreen funds service
                          representative, or by calling the Evergreen
                          Express Line at 1.800.346.3858 or visiting
                          our website at
                          EvergreenInvestments.com. 4
                 o        You can only exchange  shares from your
                          account within the same class and under the
                          same registration.
                 o        There is no sales charge or redemption fee when
                          exchanging funds within the Evergreen funds
                          family. 5
                 o        Orders  placed  before 4 p.m.  Eastern  time
                          on market trading days will be  processed at that
                          day's  closing share price.  Orders placed after
                          4 p.m.  Eastern time will be  processed  at the
                          next market  trading  day's
                          closing price. 3

                 o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

                 o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (See "Exceptions:
                          Redemption  Requests That
                          Require A Signature Guarantee" on the next page).

==============================================================================================================================
==============================================================================================================================
                 o        You can transfer money                        o        To establish automatic investing for an existing
Systematic                automatically from your bank                           account, call 1.800.343.2898 for an application.
Investment Plan           account into your Fund account on             o        The minimum is $25 per month or $75 per quarter.
(SIP) 6                   a monthly or quarterly basis.                 o        You can also establish an investing program through
                 o        Initial investment minimum is $50                      direct deposit from your paycheck. Call
                          if you invest at least $25 per                         1.800.343.2898 for details.
                          month with this service.
                 o        To   enroll,   check  off  the  box
                          on  the   account
                          application and provide:
                 |X|      your bank account information
                 |X|      the amount and date of your
                          monthly or quarterly investment

==============================================================================================================================

3. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances.

4. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

5. This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

6. Evergreen Investment Services, Inc. (EIS) will fund a $50 initial investment in Class A shares of the Evergreen funds for employees of Wachovia and its affiliates when the employee enrolls in a new Evergreen SIP and agrees to subsequent monthly investments of $50. EIS will fund a $100 initial investment in Class A shares of the Evergreen funds for employees of Wachovia when the employee enrolls in a new Evergreen SIP through a CAP account and agrees to subsequent monthly investments of $100. To be eligible for either of these offers, the employee must open an account with Wachovia Securities, Inc. to execute the transactions. If the employee redeems his shares within 12 months after the month of purchase, EIS reserves the right to reclaim its $50 or $100 initial investment.

8  DOMESTIC EQUITY FUNDS II

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen funds:

==============================================================================================================================

Methods             Requirements

==============================================================================================================================
==============================================================================================================================
                    o        Call the Evergreen Express Line at 1.800.346.3858 24 hours a day or to speak with an Evergreen
Call Us                      funds service representative call 1.800.343.2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
                    o        This service must be authorized ahead of time, and is only available for regular accounts. 1
                    o        All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. Eastern time will be processed the next market trading day. 2
                    o        We can either:
                    |X|      wire the proceeds into your bank account (service charges may apply)
                    |X|      electronically transmit the proceeds into your bank account via the Automated Clearing House service
                    |X|      mail you a check.
                    o        All  telephone   calls  are  recorded  and  may  be
                             monitored   for   your   protection.   We  are  not
                             responsible  for  acting  on  telephone  orders  we
                             believe are genuine.

                    o        See "Exceptions: Redemption Requests That Require a
                             Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.

==============================================================================================================================
==============================================================================================================================
                    o        You can mail a redemption request to:
Write Us
                             Postal Service Address:
                             Evergreen Investments
                             P.O. Box 8400
                             Boston, MA 02266-8400

                             Overnight Address:
                             Evergreen Investments
                             66 Brooks Drive, Suite 8400
                             Braintree, MA 02184-3800

                    o        Your letter of instructions must:
                    |X|      list the Fund name and the account number
                    |X|      indicate the number of shares or dollar value you wish to redeem
                    |X|      be signed by the registered owner(s)
                    o        See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be signature guaranteed.
                    o        To redeem from an IRA or other retirement  account,
                             call 1.800.343.2898 for special instructions.

==============================================================================================================================
==============================================================================================================================
                    o        You  may  also  redeem  your  shares  by  contacting  your
Redeem Your Shares           investment  professional  or an  Evergreen    funds  service
in Person                    representative.
                    o        A fee may be charged for this service.
==============================================================================================================================
==============================================================================================================================
                    o        You  can  transfer  money  automatically  from  your  Fund
Systematic                   account on a monthly or quarterly basis - without  redemption  fees.
Withdrawal  Plan    o        The  withdrawal  can be mailed to you, or deposited  directly
(SWP)                        into your bank account.
                    o        The minimum is $75 per month.
                    o        The  maximum is 1.00% of your  account  per month or 3.00%
                             per  quarter.
                    o        To  enroll, call 1.800.343.2898 for instructions.

==============================================================================================================================

1. Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your investment professional) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

2. The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries or their designees. The Evergreen funds reserve the right to adjust the closing time to coincide with an earlier closing of the market or due to other unusual circumstances. Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and ten business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o        You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.

         In these cases, additional documentation is required:
         corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
o        Commercial Bank
o        Trust Company
o        Savings Association
o        Credit Union
o        Member of a U.S. stock exchange

9 DOMESTIC EQUITY FUNDS II

OTHER SERVICES

Evergreen Express Line
1.800.346.3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen funds' portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins. Visit our website at EvergreenInvestments.com for more information.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen fund into an existing account in another Evergreen fund in the same share class and same registration-- automatically. Please indicate on the application the Evergreen fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption, you may re-establish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the NAV on the date of reinstatement and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING
IN THE FUND

You may be taxed in two ways:

o On Fund distributions (dividends and capital gains).

o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund will distribute two types of taxable income to you:

o Dividends. To the extent that regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Fund pays a quarterly dividend from the dividends, interest and other income on the securities in which it invests. Dividends paid by a Fund will qualify for the 15%rate of tax for individuals to the extent of qualified dividends received by the Fund.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Fund generally distributes capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (15% for most taxpayers, 20% for taxpayers whose sales occurred prior to May 6, 2003).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Fund during the previous calendar year.

10  DOMESTIC EQUITY FUNDS II

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes. Tax Reporting

Evergreen Service Company, LLC provides you and the IRS with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale, except for money market transactions, are reported on Form 1099B. You must report these on your tax return. You could pay a penalty if you neglect to report them. You may obtain a copy of the Evergreen Service Company, LLC tax information guide at EvergreenInvestments.com. Please consult your tax advisor for further information regarding the federal, state and local tax consequences of an investment in a fund.

Retirement Plans

You may invest in the Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUND

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. Class I shares do not pay 12b-1 fees. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the front-end sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct  proportion  to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

11 DOMESTIC EQUITY FUNDS II

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share of each class of the Fund -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for the Fund for the year ended February 28, 2003 have been derived from financial information audited by KPMG LLP, the Fund's independent auditors. The tables for the Fund for periods ended prior to February 28, 2003 have been derived from financial information audited by PricewaterhouseCoopers, LLP, the predecessor Fund's independent auditors. For a more complete picture of the Fund's financial statements, please see the Fund's Annual Report as well as the SAI.

Large Cap Value Fund

==============================================================================================================================

                                                                                          Year Ended February 28,
==============================================================================================================================
==============================================================================================================================

                                                                                        2003   2002 1  2001   2000    1999
==============================================================================================================================
==============================================================================================================================

CLASS A 2
==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                    $10.83 $11.37  $11.15 $15.73  $17.78


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                    0.24   0.22   0.28  0.30   0.30
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized gains or losses on securities, futures contracts
and foreign currency related transactions                                               -2.59  -0.03 3 2.68  -0.78  0.43

==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                        -2.35   0.25   2.96   -0.48 0.73

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     -0.12 - 0.20  -0.29  -0.36  - 0.31
==============================================================================================================================
==============================================================================================================================

Net realized gains                                                                        -0.60 - 0.59  -2.45  -3.74  - 2.47
==============================================================================================================================
==============================================================================================================================

Total distributions to shareholders                                                       -0.72 - 0.79  -2.74  -4.10  - 2.78

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                            $7.76 $10.83  $11.37 $11.15 $15.73

==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return 4                                                                            -22.64% 2.17%  28.99  -5.80  3.89 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                   $17,730 $114,299 $116,067 $117,033 $223,937
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                0.78%  0.75%  0.75%  0.93%  0.95%
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                     1.52%  1.97%  2.34%  1.79%  1.68%

==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                    150%   72%   36%    32%    34%
==============================================================================================================================

==============================================================================================================================

                                                                                                Year Ended

==============================================================================================================================
==============================================================================================================================

                                                                                                February 28, 2003 6, 7
==============================================================================================================================
==============================================================================================================================

CLASS B

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                            $ 8.55


==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities and futures contracts                          - 0.79


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                - 0.79


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                  $ 7.76


==============================================================================================================================
==============================================================================================================================

Total return 4                                                                                  - 9.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                           $ 1,174
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 5                                                                                      2.15 %8
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0.13 %8
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                         150 %
==============================================================================================================================

1. Effective March 1, 2001, the predecessor fund, GMO Pelican Fund, adopted the provisions of the AICPA Audit and Accounting Guide, Audits for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 2.13% to 1.97%. Per share, ratios and supplemental data for periods prior to March 1, 2001 have not been restated to reflect this change in presentation.

2. On January 3, 2003, the assets and certain liabilities of GMO Pelican Fund were acquired by Evergreen Large Cap Value Fund. Shareholders of GMO Pelican Fund became owners of Class A shares of Evergreen Large Cap Value Fund. GMO Pelican Fund is the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.

3. The per share realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values of the portfolio.

4. Excluding applicable sales charges

5. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6. For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

7. Net investment income per share is based on average shares outstanding during the period.

8. Annualized

12 DOMESTIC EQUITY FUNDS II

==============================================================================================================================

                                                                                                Year Ended

==============================================================================================================================
==============================================================================================================================

                                                                                                February 28, 2003 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS C

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                            $ 8.55


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities and futures contracts                          - 0.79


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                - 0.79


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                  $ 7.76


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return 3                                                                                  - 9.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                           $ 144
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                      2.14 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0.25 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                         150 %
==============================================================================================================================

==============================================================================================================================

                                                                                                Year Ended

==============================================================================================================================
==============================================================================================================================

                                                                                                February 28, 2003 1, 2
==============================================================================================================================
==============================================================================================================================

CLASS I

==============================================================================================================================
==============================================================================================================================

Net asset value, beginning of period                                                            $ 8.55


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Income from investment operations
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0.01
==============================================================================================================================
==============================================================================================================================

Net realized and unrealized losses on securities and futures contracts                          - 0.80


==============================================================================================================================
==============================================================================================================================

Total from investment operations                                                                - 0.79


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Distributions to shareholders from
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           0


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Net asset value, end of period                                                                  $ 7.76


==============================================================================================================================
==============================================================================================================================

==============================================================================================================================
==============================================================================================================================

Total return                                                                                    - 9.24 %
==============================================================================================================================
==============================================================================================================================

Ratios and supplemental data
==============================================================================================================================
==============================================================================================================================

Net assets, end of period (thousands)                                                           $ 136
==============================================================================================================================
==============================================================================================================================

Ratios to average net assets
==============================================================================================================================
==============================================================================================================================

Expenses 4                                                                                      1.21 %5
==============================================================================================================================
==============================================================================================================================

Net investment income                                                                           1.09 %5
==============================================================================================================================
==============================================================================================================================

Portfolio turnover rate                                                                         150 %
==============================================================================================================================

1. For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

2. Net investment income per share is based on average shares outstanding during the period.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5. Annualized
13 DOMESTIC EQUITY FUNDS II

OTHER FUND PRACTICES

The Fund may invest in a variety of derivative instruments, including futures and options. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Fund may also engage in strategies that make use of interest rate swaps and other interest rate transactions. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge the Fund's portfolio to protect against market decline, to maintain the Fund's exposure to its market, to manage cash or to attempt to increase income.
Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

14 DOMESTIC EQUITY FUNDS II

                                     Notes


15 DOMESTIC EQUITY FUNDS II

Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Prime Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal  Bond Fund
California  Municipal  Bond Fund
Florida High Income  Municipal Bond Fund
Florida  Municipal Bond Fund
Georgia  Municipal Bond Fund
Maryland  Municipal  Bond  Fund
New  Jersey  Municipal  Bond Fund
New York Municipal Bond Fund
North Carolina  Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Intermediate Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Limited Duration Fund
Short Intermediate Bond Fund
Ultra Short Bond Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Mortgage Securities Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Asset Allocation Fund
Balanced Fund
Foundation Fund

Domestic Equity Funds I
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Emerging Growth Fund
Evergreen  Fund Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Select  Strategic Growth Fund
Special Equity Fund
Stock Selector Fund

Domestic Equity Funds II
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Large Cap Value Fund
Mid Cap Value Fund
Small Cap Value Fund
Strategic Value Fund
Special Values Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Tax Strategic Funds
Tax Strategic Foundation Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Equity Fund
Precious Metals Fund

16 DOMESTIC EQUITY FUNDS II

Evergreen Express Line
Call 1.800.346.3858
24 hours a day to
o        check your account
o        order a statement
o        get a Fund's current price, yield and total return
o        buy, redeem or exchange Fund shares


Shareholder Services
Call 1.800.343.2898
Monday - Friday, 8 a.m. to 6 p.m. Eastern time to
o        order applications
o        buy, redeem or exchange Fund shares
o        get assistance with your account


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time


Write us a letter
Evergreen Investments P.O. Box 8400 Boston, MA 02266-8400
o        to buy, redeem or exchange Fund shares
o        to change the registration on your account
o        for general correspondence


For express, registered or certified mail
Evergreen Investments 66 Brooks Drive, Suite 8400 Braintree, MA 02184-3800

Visit us on-line
EvergreenInvestments.com

Regular communications you will receive
Account  Statements -- You will receive  quarterly  statements for each Fund you
invest  in.  Please  review  and  promptly   notify   Evergreen   funds  of  any
inaccuracies.

Confirmation Notices -- A confirmation of your transaction, other than SIP and SWP, is sent within five days. Please review and promptly notify Evergreen funds of any inaccuracies.

Annual and Semi-annual Reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

Tax Forms -- Each January you will receive any Fund tax information you need to complete your tax returns.

For More Information About the Evergreen Large Cap Value Fund, Ask for:

The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

563916 RV2 (7/03)

SEC File No.: 811-08413
Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

                             EVERGREEN EQUITY TRUST

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                        EVERGREEN ASSET ALLOCATION FUND

                             EVERGREEN EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 1.800.343.2898


                                 Balanced FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2003


                  Evergreen Asset Allocation Fund (the "Fund")

     Asset Allocation Fund is a series of an open-end management investment company known as Evergreen Equity Trust (the "Trust")



This Statement of Additional Information (SAI) pertains to all classes of shares of the Fund. It is not a prospectus but should be read in conjunction with the prospectus of the Fund, dated July 1, 2003, as amended from time to time.

The Fund is offered through a single prospectus offering Class A, Class B, Class C and Class I shares. You may obtain a copy of the prospectus without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Fund. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or Class of shares in which you are making or contemplating an investment.

Certain information may be incorporated by reference to the Fund's Annual Report dated February 28, 2003. You may obtain a copy of the Fund's Annual Report without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

                                                  TABLE OF CONTENTS


PART 1

TRUST HISTORY...................................................................................................1-1
INVESTMENT POLICIES.............................................................................................1-1
OTHER SECURITIES AND PRACTICES..................................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES................................................................................1-3
EXPENSES........................................................................................................1-3
PERFORMANCE.....................................................................................................1-6
COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES..............................................................1-6
SERVICE PROVIDERS...............................................................................................1-7
SPECIAL TAX CONSIDERATIONS......................................................................................1-8
FINANCIAL STATEMENTS............................................................................................1-8
UNDERLYING FUNDS................................................................................................1-8

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...................................................2-1
PURCHASE AND REDEMPTION OF SHARES..............................................................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS............................................................................2-21
PRICING OF SHARES..............................................................................................2-23
PERFORMANCE CALCULATIONS.......................................................................................2-24
PRINCIPAL UNDERWRITER..........................................................................................2-27
DISTRIBUTION EXPENSES UNDER RULE 12b-1.........................................................................2-27
TAX INFORMATION................................................................................................2-33
BROKERAGE......................................................................................................2-35
ORGANIZATION...................................................................................................2-36
INVESTMENT ADVISORY AGREEMENT..................................................................................2-37
MANAGEMENT OF THE TRUST........................................................................................2-39
CORPORATE AND MUNICIPAL BOND RATINGS...........................................................................2-44
ADDITIONAL INFORMATION.........................................................................................2-53

                                       PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company, which was organized as a Delaware statutory trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.  Concentration

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.

         4.  Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

                                      1-1

         Further Explanation of Borrowing Policy:

         The Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow up to an additional 5% of its total assets from banks or others. The Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund may purchase additional securities as long as outstanding borrowings do not exceed 5% of its total assets. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders.

         When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust (except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund), in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.

                                      1-2

                         OTHER SECURITIES AND PRACTICES

         The Fund may be invested in a wide range of securities through its purchases of shares of other equity, fixed income and international mutual funds (each an "Underlying Fund", together the "Underlying Funds"). For information regarding the different types of securities the Fund may indirectly purchase and certain investment practices the underlying funds may use, see Part 2 of this SAI under "Additional Information on Securities and Investment Practices". For a further description of each underlying fund's investment objective, strategies and risks, as well as a description of each underlying fund's benchmark, see "Underlying Funds" at the end of Part 1 of this SAI.

                        PRINCIPAL HOLDERS OF FUND SHARES

         As of May 31, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund.

         Set forth below is information with respect to each person who, to the Fund's knowledge, owned beneficially or of record than 5% or more of the outstanding shares of any Class of the Fund as of May 31, 2003:

================================================================= ==================
Asset Allocation Fund
Class A Shares
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
None                                                                    None
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
Asset Allocation Fund
Class B Shares
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
None                                                                    None
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
Asset Allocation Fund
Class C Shares
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
MLPF&S For Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, 2nd Floor                                      15.52%
Jacksonville, FL 32246-6484
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
Asset Allocation Fund
Class I Shares
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
Credit Suisse First Boston CPTL LLC
Attn: Joe Haggenmiller
11 Madison Avenue                                                      82.95%
New York, NY 10010-3629
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
First Union National Bank
401K Accounts
1525 West WT Harris Blvd.                                               7.36%
Charlotte, NC 28288-0001
----------------------------------------------------------------- ------------------
----------------------------------------------------------------- ------------------
First Union National Bank                                               6.48%
401K Accounts
1525 West WT Harris Blvd.
Charlotte, NC 28288-0001
================================================================= ==================

                                    EXPENSES

Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC is entitled to receive from the Fund an annual fee equal to 0.50% of the average daily net assets of the Fund. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

                                      1-3

         EIMC oversees investment operations for the Fund, including oversight and supervision of the Fund's sub-advisor.

Advisory Fees Paid

         Set forth below are the advisory fees paid by the Fund for the fiscal year ended February 28, 2003. The predecessor fund did not pay advisory fees to Grantham, Mayo, Van Otterloo & Co. LLC (GMO), the predecessor fund's investment advisor, for the fiscal years ended February 28, 2002 and 2001.

  =========================================================== ============================= =============================
  Fiscal Year                                                 Advisory Fee Paid             Advisory Fee Waived
  ----------------------------------------------------------- ----------------------------- -----------------------------
  ----------------------------------------------------------- ----------------------------- -----------------------------
  Fiscal Year Ended February 28, 2003                                      $0                         $44,676
  =========================================================== ============================= =============================

Sub-Advisory Fees

         GMO is the investment sub-advisor to the Fund. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a direct fee from the Fund for its advisory services. However, the Fund will incur fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

         Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

Brokerage Commissions

         The Fund and predecessor fund did not pay brokerage commissions during the last three fiscal years. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

Underwriting Commissions

         Below are the underwriting commissions paid by the Fund and the amounts retained by the principal underwriter for the fiscal year ended February 28, 2003 to all brokers. The predecessor Fund did not pay underwriting commission to the predecessor fund's principal underwriter, for the fiscal years ended February 28, 2002 and 2001. For more information regarding underwriting commissions, see "Principal Underwriter" in Part 2 of this SAI.

   ============================================== =========================== ============================
   Fund/Fiscal Year or Period                               Total              Underwriting Commissions
                                                   Underwriting Commissions            Retained
   ---------------------------------------------- --------------------------- ----------------------------
   ---------------------------------------------- --------------------------- ----------------------------
   Year Ended February 28, 2003                   $1,175,152                  $36,651
   ============================================== =========================== ============================

                                      1-4

12b-1 Fees

         Below are the 12b-1 fees paid by the Fund for the fiscal year ended February 28, 2003. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

======================== ============================================ ================================================
        Class A                            Class B                                        Class C
------------------------ ---------------------- --------------------- ------------------------- ----------------------
Service Fees             Distribution           Service               Distribution              Service
                         Fees                    Fees                 Fees                      Fees
======================== ====================== ===================== ========================= ======================
$3,318                   $3,727                 $11,183               $2,204                    $6,614
======================== ====================== ===================== ========================= ======================


Trustee Compensation

         Listed below is the Trustee compensation paid by the Balanced Funds (the "Fund Group") for the fiscal year ended February 28, 2003 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002. The Trustees do not receive pension or retirement benefits from the Fund. For more information, see "Management of the Trust" in
Part 2 of this SAI.

=============================================================================================
             Trustee                Aggregate Compensation        Total Compensation from the
                                    from the Fund Group for      Evergreen Fund Complex for the
                                   fiscal year ended 2/28/2003      twelve months ended
                                                                      12/31/2002(1)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
      Laurence B. Ashkin(2)                 $1,411                       $52,000
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      Charles A. Austin, III                $3,487                      $125,000
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      Arnold H. Dreyfuss(2)                 $1,418                       $52,000
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          K. Dun Gifford                    $4,023                      $143,500
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        James S. Howell(3)                  $1,236                       $52,000
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---------------------------------------------------------------------------------------------
         Leroy Keith Jr.                    $3,487                      $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
       Gerald M. McDonnell                  $3,487                      $134,727
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---------------------------------------------------------------------------------------------
       Thomas L. McVerry(4)                 $3,374                      $125,000
---------------------------------------------------------------------------------------------
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       William Walt Pettit                  $3,487                      $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
       David M. Richardson                  $3,487                      $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
      Russell A. Salton, III                $3,950                      $144,000
---------------------------------------------------------------------------------------------
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       Michael S. Scofield                  $4,420                      $160,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
         Richard J. Shima                   $3,545                      $125,000
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
        Richard K. Wagoner                  $3,487                      $125,000
=============================================================================================

(1) Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $93,750
                  Howell            $36,400
                  McVerry           $125,000
                  Pettit            $125,000

(2) As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
(3) As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.
(4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003

                                      1-5

                                   PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of Fund (including applicable sales charges) as of February 28, 2003. The after-tax returns shown are for the Fund's oldest class; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

===================================================================================================================
         Fund/Class                 One Year             Five Years       Ten Years or Since   Inception Date of
                                                                          Inception Date of          Class
                                                                                Class
===================================================================================================================
===================================================================================================================
Asset Allocation Fund (1)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A                              -8.75%                2.98%                7.09%              7/29/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A +                            -10.22%               0.49%                4.38%              7/29/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A +                            -5.75%                1.37%                4.60%              7/29/1996
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B                              -7.98%                3.87%                8.02%              10/3/2002
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class C                              -5.15%                3.97%                7.87%              10/3/2002
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class I                              -3.15%                4.20%                8.06%              10/3/2002
===================================================================================================================

(1) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the Fund's predecessor fund, GMO Global Balanced Allocation Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 1.00% for Classes B and C. Classes I and III do not pay 12b-1 fees. If these fees had been reflected, returns for Classes A, B and C would have been lower.

      + The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

               COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES

         Class A and Class C shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A and Class C shares of the Fund. The example assumes a purchase of Class A and Class C shares of the Fund aggregating less than $50,000 based upon the NAV of the Fund's class as of February 28, 2003. For more information, see "Pricing of Shares" in Part 2 of this SAI.

========================================= ================= =================== ==========================
                                            Net Asset Value      Per Share              Offering
                                             Per Share            Sales                 Price Per
Class                                                             Charge                  Share
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Class A                                        $9.98              5.75%                  $10.59
----------------------------------------- ----------------- ------------------- --------------------------
----------------------------------------- ----------------- ------------------- --------------------------
Class C                                        $9.80              1.00%                   $9.90
========================================= ================= =================== ==========================

                                      1-6

                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia Corporation (Wachovia), serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund at the rate of 0.10% of the Fund's average daily net assets.


                =============================== ================================
                        Administrative              Average Daily Net Assets
                         Service Fees               Of Asset Allocation Fund
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      First $50 billion                      0.100%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      Next $25 billion;                      0.090%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      Next $25 billion;                      0.080%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      Next $25 billion;                      0.075%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                 On assets over $125 billion                 0.050%
                =============================== ================================

Administrative Fees Paid

         Below are the administrative fees paid by the Fund for the fiscal year ended February 28, 2003. The predecessor Fund did not pay administrative fees for the fiscal years ended February 28, 2002 and 2001.

========================================================== =====================
Fund/Fiscal Year or Period                                  Administrative Fees
                                                                  Paid
========================================================== =====================
========================================================== =====================
Fiscal Year or Period Ended February 28, 2003                     $3,702
========================================================== =====================


Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.

         The Fund pays ESC annual fees as follows:

                 -------------------------------------- ----------------- --------------------
                                                         Annual Fee Per     Annual Fee Per
                                                         Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Monthly Dividend Funds                 $26.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $25.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $24.75            $9.00
                 -------------------------------------- ----------------- --------------------

         * For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
                     ** Closed accounts are maintained on the system in order to facilitate historical tax information.

                                      1-7

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, New York 10016, markets the Fund through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Fund.


Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Fund.

                           SPECIAL TAX CONSIDERATIONS

         The Fund will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. Accordingly, the investment of the Fund in underlying funds could affect the amount, timing and character of distributions to shareholders of the Fund.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are incorporated by reference to the Annual Report of the fund, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

                                UNDERLYING FUNDS

         The following is a summary of each of the underlying funds in which the Asset Allocation Fund may invest. Following the summaries is a list of definitions of each Underlying Fund's benchmark.

U.S. EQUITY FUNDS

GMO U.S. CORE FUND

Investment Objective: GMO U.S. Core Fund ("U.S. Core Fund") seeks high total return. U.S. Core Fund's current benchmark is the S&P 500 Index.

Investment Universe: U.S. Core Fund invests primarily in the equity securities of companies chosen from among the 600 companies with the largest market capitalization. Under normal circumstances, U.S. Core Fund will invest at least 80% of its assets in investments tied economically to the U.S.
U.S. Core Fund may also use derivatives.

Principal Investments: U.S. Core Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and

                                      1-8
 high quality money market instruments. U.S. Core Fund may (but is not obligated to) use a wide-variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value; (2) price to normalized earnings; and (3) price momentum. The Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio.

Risks: The most significant risks of an investment in U.S. Core Fund are Stock Market Risk, Derivatives Risk, Leverage Risk and Credit Risk, as described in Asset Allocation Fund's prospectus.

GMO VALUE FUND

Investment Objective: GMO Value Fund ("Value Fund") seeks long-term capital growth. Value Fund's current benchmark is the Russell
1000(R)Value Index.

Investment Universe: Value Fund typically makes equity investments in securities chosen from the Russell 1000(R)Value Index. Value Fund may also use derivatives.

Principal Investments: Value Fund invests primarily in U.S. equity securities of companies that in the opinion of the Manager represent favorable values relative to their market prices. Value Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Value Fund may also invest in equity securities of foreign issuers. In pursuing this investment strategy, the Value Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction: The Manager evaluates its stock selections in light of its fundamental analysis of the attractiveness of sectors and industries. The Manager then tilts the composition of the portfolio accordingly. The Manager attempts to control risk by selecting stocks with a value bias and by adjusting sector weightings and exposure to market capitalization groups. The Manager seeks to manage the Value Fund with moderate risk relative to its benchmark.


Risks: The most significant risks of an investment in Value Fund are Stock Market Risk, Investment Style Risk, Derivatives Risk, Credit Risk and Leveraging Risk, as described in Asset Allocation Fund's prospectus. In addition, Value Fund is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with Value Fund's investment strategies or techniques may be more pronounced.

GMO INTRINSIC VALUE FUND

Investment Objective: GMO Intrinsic Value Fund ("Intrinsic Value Fund") seeks long-term capital growth. Intrinsic Value Fund's current benchmark is the Russell 1000(R)Value Index.

Investment Universe: Intrinsic Value Fund invests primarily in equity securities of companies chosen from the 1,000 U.S. exchange-listed companies with the largest equity capitalization. Intrinsic Value Fund may also use derivatives.

Principal Investments: Intrinsic Value Fund invests primarily in U.S. equity securities of companies that, in the opinion of the Manager, represent favorable values relative to their market prices. Intrinsic Value Fund intends to be fully invested and will not generally take temporary defensive positions through

                                      1-9
investment in cash and high quality money market instruments. Intrinsic Value Fund may (but is not obligated to) use a wide-variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing; and
(iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) price to intrinsic value; (2) price to normalized earnings; and (3) price momentum. Weightings of the three disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one strategy represent larger positions in the portfolio.

Risks: The most significant risks of an investment in Intrinsic Value Fund are Stock Market Risk, Investment Style Risk and Derivatives Risk, as described in Asset Allocation Fund's prospectus.

GMO GROWTH FUND

Investment Objective: GMO Growth Fund ("Growth Fund") seeks long-term growth of capital. Growth Fund's current benchmark is the Russell 1000(R)Growth Index.

Investment Universe: Growth Fund invests primarily in the equity securities of companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. Growth Fund may also use derivatives.

Principal Investments: Growth Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Growth Fund may (but is not obligated to) use a wide-variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure;
(ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) estimate revision momentum (analysis of the direction of changes in a company's financial projections); (2) price momentum; and (3) price to intrinsic value (using the Manager's proprietary dividend discount model to assess an issuer's franchise quality based on current and historical accounting data). The Manager also uses the third discipline, price to intrinsic value, to identify those growth companies that the Manager believes are selling at a discount to their franchise values. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio.

Risks: The most significant risks of an investment in Growth Fund are Stock Market Risk, Investment Style Risk, Derivatives Risk, Leveraging Risk and Credit Risk, as described in Asset Allocation Fund's prospectus.

GMO REAL ESTATE FUND

Investment Objective: GMO Real Estate Fund ("Real Estate Fund ") seeks high total return. Real Estate Fund's current benchmark is the Morgan Stanley REIT Index.

Investment Universe: Real Estate Fund typically makes equity investments in publicly-traded real estate stocks with market capitalization greater than $100 million. Under normal circumstances, Real Estate Fund will invest at least 80% of its assets in real estate investment trusts ("REITs"), which are managed vehicles that invest in real estate or real estate-related assets, and other real estate-related companies. Real Estate Fund invests primarily in equity REITs and real estate related operating companies, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs. Real Estate Fund may also use derivatives.

                                      1-10

Principal Investments: Real Estate Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Real Estate Fund may (but is not obligated to) use a wide-variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction:. The investment process for the Real Estate Fund begins with a universe generally represented by the Morgan Stanley REIT Index, the Real Estate Fund's benchmark. The Manager selects stocks from the universe using propriety quantities applications to identify stocks that the Manager believes to be undervalued relative to their prices. The Real Estate Fund's portfolio is then constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights. The Manager seeks to manage the Real Estate Fund with low risk relative to its benchmark.

Risks: The most significant risks of an investment in Real Estate Fund are Stock Market Risk, Derivative Risk, Leveraging Risk and Credit Risk, as described in Asset Allocation Fund's prospectus. In addition, Real Estate Fund is subject to Concentration Risk. An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries. Real Estate Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, Real Estate Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries.

GMO SMALL CAP VALUE FUND

Investment Objective: GMO Small Cap Value Fund ("Small Cap Value Fund") seeks long-term growth of capital. Small Cap Value Fund's current benchmark is the Russell 2500(R)Value Index.

Investment Universe: Small Cap Value Fund invests primarily in the equity securities of companies, including, or with total market capitalization, similar to, the Russell 2500(R) Value Index, chosen from this index. It may also use derivatives. Under normal circumstances, the Small Cap Value Fund will invest at least 80% of its assets in investments in "small cap" companies. The Manager defines "small cap" to include companies in the Russell 2500(R) Index or companies with a total market capitalization similar to those companies in Russell 2500(R) Index. Small Cap Value Fund may also use derivatives.

Principal Investments: Small Cap Value Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Small Cap Value Fund may (but is not obligated to) use a wide-variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to evaluate and rank stocks using three disciplines: (1) price to intrinsic value; (2) price to normalized earnings (weighted average of a company's earnings over a 36-month period, which is a traditional value technique intended to keep outlier stocks from being over/underweighted in a portfolio); and (3) price momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that are inexpensive based on any of these disciplines are ranked highly. Stocks that are highly ranked by more than one discipline typically represent larger positions in the portfolio.

Risks: The most significant risks of an investment in Small Cap Value Fund are Stock Market Risk, Investment Style Risk, Market Capitalization Risk, Derivatives Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in the prospectus of Asset Allocation Fund.

GMO SMALL CAP GROWTH FUND

Investment Objective: GMO Small Cap Growth Fund ("Small Cap Growth Fund") seeks long-term capital growth. The current benchmark of Small Cap Growth Fund is the Russell 2500(R)Growth Index.

                                      1-11

Investment Universe: Small Cap Growth Fund invests primarily in the equity securities of companies included in, or with total market capitalization similar to, the Russell 2500(R) Index. Under normal circumstances, Small Cap Growth Fund will invest at least 80% of its assets in investments in "small cap" companies. The Manager defines "small cap" to include companies in the Russell 2500(R) Index or companies with a total market capitalization similar to those companies in Russell 2500(R) Index. Small Cap Growth Fund may also use derivatives.

Principal Investment: Small Cap Growth Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Small Cap Growth Fund may (but is not obligated to) use a wide-variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to: (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: (1) estimate revision momentum; (2) price momentum; and (3) price to intrinsic value (using the Manager's propriety dividend discount model to assess an issuer's franchise quality based on current and historical account data). The Manager uses the third discipline, price to intrinsic value, to identify those growth companies that the Manager believes are selling at a discount to their franchise value. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that demonstrate strong momentum based on any of these disciplines are ranked highly. Positions are scaled to market capitalization and stocks that are highly ranked by more than one discipline typically represent larger positions on the portfolio.

Risks: The most significant risks of an investment in the Small Cap Growth Fund are Stock Market Risk, Investment Style Risk, Market Capitalization Risk, Derivatives Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in the prospectus of Asset Allocation Fund.

FIXED INCOME FUNDS

GMO DOMESTIC BOND FUND

Investment Objective: GMO Domestic Bond Fund ("Domestic Bond Fund") seeks high total return. Domestic Bond Fund's current benchmark is the Lehman Brothers U.S. Government Bond Index.

Principal Investments: Domestic Bond Fund seeks exposure primarily to U.S. investment grade bonds, including U.S. government securities, asset-backed securities issued by U.S. government agencies, and may also seek exposure to other U.S. dollar denominated fixed income investments, including investment-grade bonds, convertible bonds and asset-backed securities of private issuers. The Domestic Bond Fund intends to achieve this exposure by investing primarily in shares of Short-Duration Collateral Fund (SDCF) and directly in fixed income securities. SDCF primarily invests in relatively high quality, low volatility fixed income instruments, in particular asset-backed securities issues by a range of private and governmental (including federal, state, local, and foreign governments) issuers. The Domestic Bond Fund also has an investment in GMO Alpha LIBOR Fund. Under normal circumstances, Domestic Bond Fund will invest at least 80% of its assets in each of (i) bond investments and (ii) investments tied economically to the United States.

Domestic Bond Fund may also expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. Domestic Bond Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, including creating synthetic bonds to replace a direct investment.

Methodology/Portfolio Construction: The Manager employs fundamental research techniques to identify bonds which have high relative yield spreads and which

                                      1-12
the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. While not a principal consideration of the Manager, the Manager seeks to match the duration of the Fund to that of its benchmark. (5.21 years as of 5/30/03).

Risks: The most significant risks of an investment in Domestic Bond Fund are Stock Market Risk and Derivatives Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus.

GMO CORE PLUS BOND FUND

Investment Objective: GMO Core Plus Bond Fund ("Core Plus Bond Fund") seeks high total return. Core Plus Bond Fund's current benchmark is the Lehman Brothers U.S. Aggregate Bond Index.

Principal Investments: Core Plus Bond Fund seeks exposure primarily to U.S. bond investments (principally U.S. government securities and asset-backed securities issued by U.S. government agencies and private issuers), but also adds to or subtracts from the return of its U.S. investments through exposure to foreign bond and currency markets. Under normal circumstances, Core Plus Bond Fund will invest at least 80% of its assets in bond investments. Core Plus Bond Fund may achieve U.S. bond market exposure by investing in SDCF, "synthetic" bonds (rather than by making direct investments), and/or directly denominated fixed income securities and other high-quality U.S. dollar-denominated fixed income securities (including investment-grade bonds, convertible bonds, collateralized bonds, and mortgage-backed securities of private issuers). SDCF primarily invests in relatively high quality, low volatility fixed income instruments, in particular, asset-backed securities issues by a range of private and governmental (including federal, state, local and foreign governments) issuers. The Core Plus Bond Fund also has an investment in GMO Alpha LIBOR Fund.

Core Plus Bond Fund expects to achieve foreign bond and currency exposure primarily by investing in a combination of exchange-traded and over-the-counter foreign bond. Core Plus Bond Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of emerging countries, and may do so by investing in the Emerging Country Debt Fund ("ECDF").

Core Plus Bond Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success at outperforming the U.S. bond market, and 3) the Manager's success in selecting foreign bond and currency markets to over- and underweight. Core Plus Bond Fund may also use derivatives including, but not limited to, credit default swaps.

Methodology/Portfolio Construction: The Manager employs fundamental research techniques and quantitative applications to measure the relative values of the bond and currency markets The Manager uses these techniques and applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. While not a principal consideration of the Manager, the Manager generally seeks to maintain the Core Plus Bond Fund's portfolio duration within 2 years of the benchmark's duration. (3.71 years as of 5/30/03).

Risks: The most significant risks of an investment in Core Plus Bond Fund are Interest Rate Risk, Derivatives Risk, Foreign Investment Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Core Plus Bond Fund is subject to Currency Risk. Core Plus Bond Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Core Plus Bond Fund's shares will be affected by changes in exchange rates. To manage this risk, Core Plus Bond Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Core Plus Bond Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Core Plus Bond Fund could lose money if they fail to predict accurately the future exchange rates. Core Plus Bond Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Core Plus Bond Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Core Plus Bond Fund is incorrect in its judgment of future exchange rate relationships, Core Plus Bond Fund could be in a less advantageous position than if such a hedge had not been established. In addition, as a result of Core Plus

                                      1-13

Bond Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.

GMO INTERNATIONAL BOND FUND

Investment Objective: GMO International Bond Fund ("International Bond Fund") seeks high total return. International Bond Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

Principal Investments: International Bond Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S. Government Bond Index plus investment-grade bonds denominated in various currencies, including asset-backed securities and collateralized bonds issued by foreign governments, U.S. government agencies and private issuers. International Bond Fund intends to achieve this exposure by investing primarily in GMO Short-Duration Collateral Fund (SDCF), and in "synthetic" bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular asset-backed securities issued by a range of private and governmental (including federal, state, local and foreign governments) issuers. The International Bond Fund also has an investment in GMO Alpha LIBOR Fund. Under normal circumstances, the International Bond Fund will invest at least 80% of its assets in bond investments.

International Bond Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. International Bond Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 5% of the International Bond Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the Emerging Country Debt Fund ("ECDF").

Methodology/Portfolio Construction: The Manager employs fundamental research techniques in quantitative applications to measure the relative value of the bond and currency markets. The Manager uses these techniques and applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. While not a principal consideration of the Manager, the Manager generally seeks to maintain the International Bond Fund's portfolio duration within 2 years of the benchmark's duration. (5.8 years as of 5/30/03).

Risks: The most significant risks of an investment in International Bond Fund are Interest Rate Risk, Derivatives Risk, Foreign Investment Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, International Bond Fund is subject to Currency Risk. International Bond Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of International Bond Fund's shares will be affected by changes in exchange rates. To manage this risk, International Bond Fund may enter into currency futures contracts and forward currency exchange contracts. Although, International Bond Fund uses these contracts to hedge the U.S. dollar value of a security they already own, International Bond Fund could lose money if they fail to predict accurately the future exchange rates. International Bond Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of International Bond Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if International Bond Fund is incorrect in its judgment of future exchange rate relationships, International Bond Fund could be in a less advantageous position than if such a hedge had not been established. In addition, as a result of International Bond Fund's investment in ECDF, International Bond Fund will indirectly be exposed to all of the risks of an investment in ECDF.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment Objective: GMO Currency Hedged International Bond Fund ("Currency Hedged International Bond Fund") seeks high total return. Currency Hedged International Bond Fund's current benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged).

Principal Investments: Currency Hedged International Bond Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Non-U.S.

                                      1-14

 Government Bond Index (Hedged) plus investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Currency Hedged International Bond Fund intends to achieve this exposure by investing primarily in Short-Duration Collateral Fund ("SDCF") and "synthetic" bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular asset-backed securities issued by a range of private and governmental (including federal, state, local and foreign governments) issuers. The Fund may also invest in GMO Alpha LIBOR Fund. Under normal circumstances, Currency Hedged International Bond Fund will invest at least 80% of its assets in bond investments.

Currency Hedged International Bond Fund generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. . Currency Hedged International Bond Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. Currency Hedged International Bond Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 5% of Currency Hedged International Bond Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the Emerging Country Debt Fund ("ECDF").

Methodology/Portfolio Construction: The Manager employs fundamental research techniques in quantitative applications to measure the relative value of the bond and currency markets. The Manager uses these techniques and applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. The Manager will make extensive use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement Currency Hedged International Bond Fund's strategy. While not a principal consideration of the Manager, the Manager generally seeks to maintain Currency Hedged International Bond Fund's portfolio duration within 2 years of the benchmark's duration. (5.85 years as of 5/30/03).

Risks: The most significant risks of an investment in Currency Hedged International Bond Fund are Interest Rate Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Currency Hedged International Bond Fund is subject to Currency Risk. Currency Hedged International Bond Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Currency Hedged International Bond Fund's shares will be affected by changes in exchange rates. To manage this risk, Currency Hedged International Bond Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Currency Hedged International Bond Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Currency Hedged International Bond Fund could lose money if they fail to predict accurately the future exchange rates. Currency Hedged International Bond Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Currency Hedged International Bond Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Currency Hedged International Bond Fund is incorrect in its judgment of future exchange rate relationships, Currency Hedged International Bond Fund could be in a less advantageous position than if such a hedge had not been established. In addition, as a result of Currency Hedged International Bond Fund's investment in ECDF, Currency Hedged International Bond Fund will indirectly be exposed to all of the risks of an investment in ECDF.

GMO GLOBAL BOND FUND

Investment Objective: GMO Global Bond Fund ("Global Bond Fund") seeks high total return. Global Bond Fund's current benchmark is the J.P. Morgan Global Government Bond Index.

Principal Investments: Global Bond Fund seeks exposure primarily to countries whose bonds are included in the J.P. Morgan Global Government Bond Index plus investment-grade bonds denominated in various currencies, including collateralized bonds, mortgage-backed securities and asset-backed securities

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issued by foreign governments, U.S. government agencies and private issuers. Global Bond Fund intends to achieve this exposure by investing primarily in Global Bond Fund ("SDCF") and in "synthetic" bonds (rather than by making direct investments). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular asset-backed securities issued by a range of private and governmental (including federal, state, local and foreign governments) issuers. The Fund may also invest in GMO Alpha LIBOR Fund. Under normal circumstances, Global Bond Fund will invest at least 80% of its assets in bond investments.

Global Bond Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. Global Bond Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including up to 5% of Global Bond Fund's assets in the sovereign debt of emerging countries, and may do so by investing in the Emerging Country Debt Fund ("ECDF").

Methodology/Portfolio Construction: The Manager employs fundamental research techniques in quantitative applications to measure the relative value of the bond and currency markets. The Manager uses these techniques and applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets. While not a principal consideration of the Manager, the Manager generally seeks to maintain Global Bond Fund's portfolio duration within 2 years of the benchmark's duration. (5.97 years as of 5/30/03).

Risks: The most significant risks of an investment in Global Bond Fund are Interest Rate Risk, Derivatives Risk, Foreign Investment Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Global Bond Fund is subject to Currency Risk. Global Bond Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Global Bond Fund's shares will be affected by changes in exchange rates. To manage this risk, Global Bond Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Global Bond Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Global Bond Fund could lose money if they fail to predict accurately the future exchange rates. Global Bond Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Global Bond Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Global Bond Fund is incorrect in its judgment of future exchange rate relationships, Global Bond Fund could be in a less advantageous position than if such a hedge had not been established. In addition, as a result of Global Bond Fund's investment in ECDF, Global Bond Fund will indirectly be exposed to all of the risks of an investment in ECDF.

GMO SHORT-DURATION INVESTMENT FUND

Investment Objective: GMO Short-Duration Investment Fund ("Short- Duration Investment Fund") seeks to provide current income. Short- Duration Investment Fund's current benchmark is the Citigroup (formerly known as Salomon Smith Barney) 3-Month Treasury Bill Index.

Principal Investments: Short-Duration Investment Fund seeks exposure primarily to high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, securities issued or guaranteed by the U.S. government or its agencies, asset-backed securities issued by U.S. government agencies and private issuers, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. Short-Duration Investment Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in Short-Duration Investment Fund ("SDCF") or by directly investing in these securities. SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular asset-backed securities issued by a range of private and governmental (including federal, state, local and foreign governments) issuers. The Fund may also invest in GMO Alpha LIBOR Fund. While the Short-Duration Investment Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase. The Fund may also use derivatives. While Short-Duration Investment Fund intends to invest primarily in short-term securities, it is not a money market fund, and is therefore not subject to the portfolio quality, maturity, and other requirements of money market funds.

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Methodology/Portfolio Construction: The Manager uses fundamental investment techniques to purchase bonds with a high relative yield spread. Under normal circumstances, Short-Duration Investment Fund seeks to maintain a duration of slightly longer than the three-month duration of the Fund's benchmark. It may do so by investing in long-term bonds (i.e., bonds with a longer maturity) while hedging the interest rate exposure through the use of derivatives, resulting in a shorter effective duration. As a result, the Short-Duration Investment Fund dollar-weighted average portfolio maturity may be substantially longer than the Short-Duration Investment Fund's dollar-weighted average portfolio duration.

Risks: The most significant risks of an investment in Short-Duration Investment Fund are Interest Rate Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Short-Duration Investment Fund is subject to Concentration Risk. An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries. Short-Duration Investment Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, Short-Duration Investment Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries. In addition, Short-Duration Investment Fund is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with Short-Duration Investment Fund's investment strategies or techniques may be more pronounced.

GMO GLOBAL HEDGED EQUITY FUND

Investment Objective: GMO Global Hedged Equity Fund ("Global Hedged Equity Fund") seeks high total return. Global Hedged Equity Fund's current benchmark is the Citigroup (formerly known as Salomon Smith Barney) 3-Month Treasury Bill Index.

Investment Universe: Global Hedged Equity Fund invests primarily in shares of GMO U.S. Equity Funds and GMO International Equity Funds (the "GMO funds"), or directly in equity securities of the type invested in by these GMO funds. Global Hedged Equity Fund will also use derivatives, including the equity hedging investments described below.

Principal Investments: Under normal circumstances, the Fund will invest at least 80% of its assets in equity investments. Global Hedged Equity Fund invests primarily in a combination of (i) global equity securities, generally held through the GMO Funds; (ii) derivative instruments intended to hedge the value of Global Hedged Equity Fund's equity positions against general movements in the equity market(s) and against changes in the value of the foreign currencies represented in Global Hedged Equity Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of Global Hedged Equity Fund. Global Hedged Equity Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments.

Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that Global Hedged Equity Fund's hedging positions are effective, the performance of Global Hedged Equity Fund is not expected to correlate with the movements of equity markets generally. Rather, Global Hedged Equity Fund will perform more like a short-term fixed income fund adjusted by the Manager's outperformance or underperformance of equity markets generally.

Methodology/Portfolio Construction: Global Hedged Equity Fund will implement its strategy globally with a combination of U.S. international and emerging market equities. For the U.S. equity portion of the portfolio, Global Hedged Equity Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, Global Hedged Equity Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which Global Hedged Equity Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. For the emerging market equity portion of the portfolio, Global Hedged Equity Fund will invest in an emerging markets strategy that will be hedged using U.S. and foreign exchange-traded futures and swap contracts in which Global Hedged Equity Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.

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Risks: The most significant risks of an investment in Global Hedged Equity Fund are Stock Market Risk, Derivatives Risk and Foreign Investment Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Global Hedged Equity Fund is subject to Currency Risk. Global Hedged Equity Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Global Hedged Equity Fund's shares will be affected by changes in exchange rates. To manage this risk, Global Hedged Equity Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Global Hedged Equity Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Global Hedged Equity Fund could lose money if they fail to predict accurately the future exchange rates. Global Hedged Equity Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Global Hedged Equity Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Global Hedged Equity Fund is incorrect in its judgment of future exchange rate relationships, Global Hedged Equity Fund could be in a less advantageous position than if such a hedge had not been established.

GMO INFLATION INDEXED BOND FUND

Investment Objective: GMO Inflation Indexed Bond Fund ("Inflation Indexed Bond Fund") seeks high total return. Inflation Indexed Bond Fund's current benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index.

Principal Investments: Inflation Indexed Bond Fund invests primarily directly in fixed income securities and in shares of GMO Short-Duration Collateral Fund ("SDCF"). SDCF primarily invests in relatively high quality, low volatility fixed income securities, in particular asset-backed securities issued by a range of private and governmental (including federal, state, local, and foreign governments) issuers. The Fund also has an investment in GMO Alpha LIBOR. Under normal circumstances, the Fund will invest at least 80% of its net assets in each of (i) bond investments and (ii) inflation indexed investments. The Manager defines "inflation index" securities as those that are "linked" to general measures of inflation because such instrument's terms, principal or interest components change with general movements of inflation in the country of issue.

Inflation Indexed Bond Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), and may make use of "synthetic bonds to implement its strategy.

Methodology/Portfolio Construction: The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices. While not a principal consideration of the Manager, the Manager seeks to match the Inflation Indexed Bond Fund's duration to that of its benchmark (9.43 years as of 5/30/03).

Risks: The most significant risks of an investment in Inflation Indexed Bond Fund are interest Rate Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, the Fund is subject to Currency Risk. Inflation Indexed Bond Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Inflation Indexed Bond Fund's shares will be affected by changes in exchange rates. To manage this risk, Inflation Indexed Bond Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Inflation Indexed Bond Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Inflation Indexed Bond Fund could lose money if they fail to predict accurately the future exchange rates. Inflation Indexed Bond Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Inflation Indexed Bond Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Inflation Indexed Bond Fund is incorrect in its judgment of future exchange rate relationships, Inflation Indexed Bond Fund could be in a less advantageous position than if such a hedge had not been established. In addition, Inflation Indexed Bond Fund is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with Inflation Indexed Bond Fund's investment strategies or techniques may be more pronounced.

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GMO ALPHA LIBOR FUND

Investment Objective: GMO Alpha LIBOR Fund ("Alpha LIBOR Fund") seeks high total return comparable with the J.P. Morgan U.S. 3-month Cash Index.

Principal Investments: Alpha LIBOR Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. Alpha LIBOR Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index. Alpha LIBOR Fund is a non-diversified investment company.

Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms. The Manager expects that Alpha LIBOR Fund's dollar-weighted average portfolio duration will be 365 days or less. Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds"). Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts.

Risks: Investments in Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in Alpha LIBOR Fund include Stock Market Risk, Derivatives Risk, Leveraging Risk and Credit Risk, as described in Asset Allocation Fund's prospectus . As a result, shareholders of each Fund investing in Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant underlying fund. In addition, Alpha LIBOR Fund is subject to Non-Diversification Risk. An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consists of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of Alpha LIBOR Fund's portfolio.

GMO EMERGING COUNTRY DEBT FUND

Investment Objective: GMO Emerging Country Debt Fund ("Emerging Country Debt Fund") seeks high total return. Emerging Country Debt Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index.

Investment Universe: Emerging Country Debt Fund invests primarily in sovereign debt of emerging countries in Asia, Latin American, the Middle East, Africa and Europe. Emerging Country Debt Fund will invest at least 80% of its assets in debt investments tied economically to emerging countries. Most of the Fund's holdings are typically below investment grade or, if unrated, deemed of comparable quality by the Manager. Typical investments include, but are not limited to, bonds (including Brady bonds), bank loans, and other sovereign and local issues. Emerging Country Debt Fund may also invest in other U.S. and foreign securities, including government securities, corporate debt securities and mortgage-related and asset-backed securities and money market instruments. In addition, Emerging Country Debt Fund may acquire or hold issues that are in default and therefore not making any payments of principal or interest. Emerging Country Debt Fund intends to invest primarily in "synthetic" bonds, (rather than by making direct investments), directly in fixed income securities, and in shares of GMO Short-Duration Collateral Bond Fund. The Fund also has an investment in GMO Alpha LIBOR Fund. Emerging Country Debt Fund typically has exposure to over 25 different countries and generally at least 75% of its assets are denominated in, or hedged into, U.S. dollars.

Principal Investments: In pursuing its investment strategy, Emerging Country Debt Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including futures, options and swap contracts (including credit default swaps).

Methodology/Portfolio Construction: The Manager employs a bottom-up approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be

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based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors. While not a principal consideration of the Manager, the Manager seeks to match the interest rate duration of the Emerging Country Debt Fund to that of its benchmark. (5.75 years as of 5/30/03).

Risks. An investment in Emerging Country Debt Fund will be subject to the risks associated with an investment with fixed income securities and related derivative instruments. The principal risks of an investment in Emerging Country Debt Fund are Stock Market Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Emerging Country Debt Fund is subject to Currency Risk. Emerging Country Debt Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Emerging Country Debt Fund's shares will be affected by changes in exchange rates. To manage this risk, Emerging Country Debt Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Emerging Country Debt Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Emerging Country Debt Fund could lose money if they fail to predict accurately the future exchange rates. Emerging Country Debt Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Emerging Country Debt Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Emerging Country Debt Fund is incorrect in its judgment of future exchange rate relationships, Emerging Country Debt Fund could be in a less advantageous position than if such a hedge had not been established. Shareholders of a fund investing in the Emerging Country Debt Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant GMO fund.

GMO SHORT-DURATION COLLATERAL FUND

Investment Objective: GMO Short-Duration Collateral Fund ("Short-Duration Collateral Fund") seeks high total return. Short-Duration Collateral Fund's current benchmark is the J.P. Morgan 3-Month Cash Index.

Investment Universe: Short-Duration Collateral Fund invests primarily in relatively high quality, low volatility fixed income instruments. The Short-Duration Collateral Fund may also use derivatives.

Principal Investments: Short-Duration Collateral Fund may invest a substantial portion of its assets in asset-backed securities, such as securities backed by pools of credit card receivables, automobile loans, education loads, bonds issued by corporate or sovereign obligors, loans made to a variety of corporate commercial and industrial loan customers on one or more lending banks, or a combination of these bonds and loans. Short-Duration Collateral Fund may also invest in mortgage-related securities, government securities, corporate debt securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The fixed income instruments the Short-Duration Collateral Fund may invest include those securities issues by federal, state, local, and foreign governments, and a wide range of private issuers, and may have all types of interest rate, payment and reset terms. In addition to directly investing in fixed income securities, Short-Duration Collateral Fund may gain indirect exposure to securities through the use of "synthetic bonds".

Risks. Investments in Short-Duration Collateral Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in Short-Duration Collateral Fund include Stock Market Risk, Derivatives Risk, Leveraging Risk and Credit Risk, as described in Asset Allocation Fund's prospectus . As a result, shareholders of each Fund investing in Short-Duration Collateral Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant underlying fund. In addition, Short-Duration Collateral Fund is subject to Non-Diversification Risk. An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. When a fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consists of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of Short-Duration Collateral Fund's portfolio.

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INTERNATIONAL EQUITY FUNDS

GMO INTERNATIONAL DISCIPLINED EQUITY FUND

Investment Objective:  GMO International Disciplined Equity Fund
("International Disciplined Equity Fund") seeks high total return. International Disciplined Equity Fund's current benchmark is the MSCI EAFE Index.

Investment Universe: International Disciplined Equity Fund typically invests in a diversified portfolio of equity investments inform the world's developed markets outside of the United States. Under normal circumstances, International Disciplined Equity Fund will invest at least 80% of its assets in equity investments. International Disciplined Equity Fund may also use derivatives.

Principal Investments: International Disciplined Equity Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. International Disciplined Equity Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and
(iv) adjust its foreign currency exposure. International Disciplined Equity Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of International Disciplined Equity Fund. However, International Disciplined Equity Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

Methodology/Portfolio Construction: International Disciplined Equity Fund uses quantitative models to forecast the future returns and risks of individual stocks as well as countries, and currencies. For stock selection, the Manager examines factors such as valuation (price-to-earnings, price-to-book, price-to-cash flow, dividend yield and price-to-sales), firm quality (debt-to-equity, return-on-equity, return-on-sales, and the historical stability of these factors), and momentum (price performance, earnings revisions, and growth in earnings, sales, and dividends). The Manager generally expects that stock selection will be slightly tilted toward value stocks over growth stocks. To forecast returns for countries, the Manager examines factors such as stock market valuation, trends in gross domestic products, positive market sentiment, and industrial competitiveness as defined by currency valuation. For currencies, the Manager examines factors such as export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies. The Manager uses an optimization process to allocate investments between issuers based on growth, quality, and valuation style factors. In addition, the Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark.

Risks. The most significant risks of an investment in International Disciplined Equity Fund are Stock Market Risk, Investment Style Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in the Asset Allocation Fund's prospectus. In addition, International Disciplined Equity Fund is subject to Currency Risk. International Disciplined Equity Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of International Disciplined Equity Fund's shares will be affected by changes in exchange rates. To manage this risk, International Disciplined Equity Fund may enter into currency futures contracts and forward currency exchange contracts. Although, International Disciplined Equity Fund uses these contracts to hedge the U.S. dollar value of a security they already own, International Disciplined Equity Fund could lose money if they fail to predict accurately the future exchange rates. International Disciplined Equity Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of International Disciplined Equity Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and the Manager is incorrect in its judgment of future exchange rate relationships, International Disciplined Equity Fund could be in a less advantageous position than if such a hedge had not been established.

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GMO INTERNATIONAL INTRINSIC VALUE FUND

Investment Objective: GMO International Intrinsic Value Fund ("International Intrinsic Value Fund") seeks high total return. International Intrinsic Value Fund's current benchmark is the Citigroup (formerly known as Salomon Smith Barney) PMI Value EPAC Index.

Investment Universe: International Intrinsic Value Fund typically makes equity investments in companies chosen from the MSCI EAFE Index (Europe, Australasia, Far East) universe plus Canada (approximately 2,500 stocks). The Manager uses disciplined value techniques to asses countries, currencies, and stocks.

Principal Investments: International Intrinsic Value Fund's portfolio is constructed using an optimization process that weighs the trade-off between a stock's return forecast and its contribution to the risk of the portfolio in comparison to the International Intrinsic Value Fund's benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs, and trading impact is considered. In pursuing its investment strategy, International Intrinsic Value Fund may (but is not obligated to)use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure.

Methodology/Portfolio Construction: International Intrinsic Value Fund uses fundamental and quantitative investment principles to build an international equity portfolio focusing on equity securities that represent favorable values relative to their market prices. Using these principles, the Manager creates forecasted returns for countries, sectors, currencies and individual stocks. The following represent some of the major factors that the Manager monitors and evaluates in creating forecasted returns: (i) country valuation: price-to-earnings, dividend yield, positive GDP trends, positive market sentiment, industrial competitiveness as defined by normal and real interest rates; (ii) sector valuation: proprietary dividend discount model, price-to-earnings, economic sensitivity, profitability and size; (iii) stock book-to-book, stability of return-on-equity, momentum of earnings revisions, and stock price momentum; and (iv) currency valuation: export and producer price parity, balance of payments, interest rate differential, and relative strength of currencies. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to International Intrinsic Value Fund's benchmark. The Manager seeks to control risk relative to the Value Fund's benchmark.

Risks: The most significant risks of an investment in International Intrinsic Value Fund are Stock Market Risk, Investment Style Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, International Intrinsic Value Fund is subject to Currency Risk. International Intrinsic Value Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of International Intrinsic Value Fund's shares will be affected by changes in exchange rates. To manage this risk, International Intrinsic Value Fund may enter into currency futures contracts and forward currency exchange contracts. Although, International Intrinsic Value Fund uses these contracts to hedge the U.S. dollar value of a security they already own, International Intrinsic Value Fund could lose money if they fail to predict accurately the future exchange rates. International Intrinsic Value Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of International Intrinsic Value Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if International Intrinsic Value Fund is incorrect in its judgment of future exchange rate relationships, International Intrinsic Value Fund could be in a less advantageous position than if such a hedge had not been established.

GMO INTERNATIONAL GROWTH FUND

Investment Objective: GMO International Growth Fund ("International Growth Fund") seeks high total return. International Growth Fund's current benchmark is the Citigroup (formerly known as Salomon Smith Barney) PMI EPAC Growth Style Index.

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Investment Universe: International Growth Fund typically invests in equity investments in companies from the MSCI EAFE Index (Europe, Australasia, Far
East) universe, plus Canada, (approximately 2,500 stocks). International Growth Fund may also use derivatives.

Principal Investments: International Growth intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, International Growth Fund may (but is not obligated to)use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and
(iv) adjust its foreign currency exposure.

Methodology/Portfolio Construction: International Growth Fund uses fundamental and quantitative investment principles to build a portfolio with broad exposure to the growth sector of the international equity market. Using these principles, the Manager will identify inefficiencies in the pricing of growth stocks. The Manager will select stocks based on price and earnings momentum and using the Manager's proprietary dividend discount model. Momentum will be measured by strong price performance and upgrades to analysts' estimates. The Manager's dividend discount model incorporates the Manager's assessment of an issuer's franchise quality based on current and historical accounting data. The Manager uses this discipline to identify those growth companies that the Manager believes are selling at a discount to their franchise value. While maintaining diversification across countries, the Manager will use a bottom up security selection process which will focus on those countries where growth prospects are highest or which are most undervalued. In addition, the Manager will consider top-down factors that influence the growth potential of a particular country, such as currency valuation. The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, based on industry sector weights, exposure to market capitalization groups and quality.

Risks: The most significant risks of an investment in International Growth Fund are Stock Market Risk, Investment Style Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, International Growth Fund is subject to Currency Risk. International Growth Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of International Growth Fund's shares will be affected by changes in exchange rates. To manage this risk, International Growth Fund may enter into currency futures contracts and forward currency exchange contracts. Although, International Growth Fund uses these contracts to hedge the U.S. dollar value of a security they already own, International Growth Fund could lose money if they fail to predict accurately the future exchange rates. International Growth Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of International Growth Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if International Growth Fund is incorrect in its judgment of future exchange rate relationships, International Growth Fund could be in a less advantageous position than if such a hedge had not been established.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Investment Objective: GMO Currency Hedged International Equity Fund ("Currency Hedged International Fund") seeks high total return. Currency Hedged International Fund's current benchmark is the MSCI EAFE Index (Hedged).

Investment Universe: Currency Hedged International Fund invests primarily in the International Disciplined Equity Fund, International Intrinsic Value Fund and International Growth Fund and other GMO Funds, including Funds offered in this Prospectus and through separate prospectuses (collectively, "GMO Funds"). Under normal circumstances, Currency Hedged International Fund will invest at least 80% of its assets in equity investments. Currency Hedged International Fund will use derivatives.

Principal Investments: Currency Hedged International Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Currency Hedged International Fund will be nearly fully exposed to equity securities of non-U.S.

                                      1-23
issuers through investment in GMO Funds. Currency Hedged International Fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts, to adjust its foreign currency exposure.

Methodology/Portfolio Construction: Currency Hedged International Fund's assets are allocated among the GMO Funds based on the Manager's analysis of the relative attractiveness of value versus growth investing styles, measured primarily by the discount at which value stocks trade relative to growth stocks generally, as well as on the Manager's predicted returns of the two styles in the markets. In a value/growth neutral position, the Manager will allocate assets among the GMO Funds based on the Manager's evaluation of (i) the GMO Funds' investments in individual stocks; (ii) the GMO Funds' weighting of investments in particular countries or regions; and (iii) the expected costs of investment alternatives. The Manager uses fundamental and quantitative investment principles to create forecasted returns for currencies, examining factors such as relative valuations, export and producer price parity, balance of payments and interest rates. Currency Hedged International Fund will look through to the GMO Funds' holdings to measure base currency exposure and then attempt to apply a currency overlay to hedge at least 70% of the foreign currency exposure in the GMO Funds' investments back to the U.S. dollar. In addition, Currency Hedged International Fund may take active positions relative to a fully hedged benchmark.

The GMO Funds' portfolio is constructed using optimization processes that consider predicted performance, risk control, trading costs, and liquidity.

Risks. The most significant risk of an investment in Currency Hedged International Fund is the risk that one or more GMO Funds will not perform as expected. In addition, Currency Hedged International Fund will indirectly be exposed to all of the risks of an investment in GMO Funds.

GMO FOREIGN FUND

Investment Objective: GMO Foreign Fund ("Foreign Fund") seeks high total return. Foreign Fund's current benchmark is the MSCI EAFE Index.

Investment Universe: Foreign Fund invests primarily in the equity securities of companies chosen from companies listed outside the U.S., including any of the companies in developed and emerging markets listed in the MSCI database (approximately 4,000 companies). Under normal circumstances, Foreign Fund will invest at least 80% of its assets in investments tied economically to countries outside the United States. Foreign Fund may also use derivatives.

Principal Investments: Foreign Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. Foreign Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of Foreign Fund's assets. In pursuing its investment strategy, Foreign Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swaps, to adjust its foreign currency exposure.

Methodology/Portfolio Construction: Foreign Fund uses fundamental analysis of issuers and country economics to build a structured value international equity portfolio. Country weights are determined by sorting countries on value measures, including price to fair value, market price to earnings and price to book ratios, which are first determined at the issuer level and then aggregated to provide value measures at the country level. The Manager uses the resulting score to determine whether to over- or under-weight positions in each country relative to the Fund's benchmark. The Manager then evaluates stocks by examining value factors such as price to earnings, price to book, price to cash flow and yield. The Manager then focuses on the companies that rank attractively in these four categories and makes selections based on research, including a review of the sector/industry, publicly available company information, fundamental analysis and discussions with company management.

Risks: The most significant risks of an investment in Foreign Fund are Stock Market Risk, Derivatives Risk, Foreign Investment Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus.

                                      1-24

In addition, Foreign Fund is subject to Currency Risk. Foreign Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Foreign Fund's shares will be affected by changes in exchange rates. To manage this risk, Foreign Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Foreign Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Foreign Fund could lose money if they fail to predict accurately the future exchange rates. Foreign Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Foreign Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Foreign Fund is incorrect in its judgment of future exchange rate relationships, Foreign Fund could be in a less advantageous position than if such a hedge had not been established.

GMO FOREIGN SMALL COMPANIES FUND

Investment Objective: GMO Foreign Small Companies Fund ("Foreign Small Companies Fund") seeks high total return. Foreign Small Companies Fund's current benchmark is the Citigroup (formerly known as Salomon Smith Barney) EMI World ex-U.S. Index.

Investment Universe: Foreign Small Companies Fund invests primarily in the equity securities of smaller companies located or doing business outside of the U.S., including but not limited to companies in the Citigroup EMI World ex-U.S. universe. For a given country, the Manager generally defines "smaller companies" to include the bottom 30% of the companies in that country as measured by total market capitalization. Foreign Small Companies Fund may also use derivatives.

Principal Investments: Foreign Small Companies Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. Foreign Small Companies Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of Foreign Small Companies Fund's assets. In pursuing its investment strategy, Foreign Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swaps, to adjust its foreign currency exposure.

Methodology/Portfolio Construction: The Manager principally uses fundamental investment principles as well as quantitative applications to analyze issuers and country economics and build a structured value international equity portfolio. Stocks are sorted by value measures, including price to earnings, price to book, price to cash flow and yield. Stock selections is then driven by the Manager's fundamental analysis, including a review of the sector/industry, publicly available company information, and discussions with company management, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of valuation. Prior to selecting a specific stock, the Manager takes into account the relative size of the foreign market in which such issuer is located and the value prospects of such market.

Risks. The most significant risks of an investment in the Foreign Small Companies Fund are Stock Market Risk, Market Capitalization Risk, Foreign Investment Risk, Emerging Markets Risk and Derivatives Risk, as described under "Overview of Fund Risks" in the prospectus of Asset Allocation Fund. In addition, Foreign Small Companies Fund is subject to Currency Risk. Foreign Small Companies Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Foreign Small Companies Fund's shares will be affected by changes in exchange rates. To manage this risk, Foreign Small Companies Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Foreign Small Companies Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Foreign Small Companies Fund could lose money if they fail to predict accurately the future exchange rates. Foreign Small Companies Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Foreign Small Companies Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Foreign Small Companies Fund is incorrect in its judgment of future exchange rate relationships, Foreign Small Companies Fund could be in a less advantageous position than if such a hedge had not been established.

                                      1-25

GMO INTERNATIONAL SMALL COMPANIES FUND

Investment Objective: GMO International Small Companies Fund ("International Small Companies Fund") seeks high total return. The current benchmark of International Small Companies Fund is the Citigroup ( formerly known as Salomon Smith Barney) EMI World ex-U.S. Index.

Principal Investment: International Small Companies Fund typically makes equity investments in non-U.S. companies Including any of the companies in developed and emerging markets listed in the MSCI database. Under normal circumstances, International Small Companies Fund will invest at least 80% of its assets in investments in "small companies." The Manager defines "small companies" to include those companies in the MSCI database that fall within the bottom 70% of companies within their country, when ranked by market capitalization.

Investment Universe: International Small Companies Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. International Small Companies Fund may be exposed to emerging markets, but these investments will generally comprise 10% or less of the Fund's assets. It may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure;
(ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. International Small Companies Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, its foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to assess countries, currencies, and stocks along values measures. International Small Companies Fund is a structured value portfolio that attempts to provide small company international equity exposure in market which demonstrate the most compelling values. The Manager generally expects that stock selection will be tilted toward value stocks and away from growth stocks.

Risks: The most significant risks of an investment in the International Small Companies Fund are Stock Market Risk, Market Capitalization Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, International Small Companies Fund is subject to Currency Risk. International Small Companies Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of International Small Companies Fund's shares will be affected by changes in exchange rates. To manage this risk, International Small Companies Fund may enter into currency futures contracts and forward currency exchange contracts. Although, International Small Companies Fund uses these contracts to hedge the U.S. dollar value of a security they already own, International Small Companies Fund could lose money if they fail to predict accurately the future exchange rates. International Small Companies Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of International Small Companies Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if International Small Companies Fund is incorrect in its judgment of future exchange rate relationships, International Small Companies Fund could be in a less advantageous position than if such a hedge had not been established.

GMO EMERGING MARKETS FUND

Investment Objective: GMO Emerging Markets Fund ("Emerging Markets Fund") seeks high total return. Emerging Markets Fund's current benchmark is the IFC Investable Index. The current benchmark of Emerging Markets Fund is the S&P/IFC (Investable) Composite Index.

Principal Investment: Emerging Markets Fund typically makes equity investments in companies traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa and Europe. Under normal circumstances, Emerging Markets Fund will invest at least 80% of its assets in investments tied economically to "emerging markets." Emerging Markets Fund may also use derivatives.

                                      1-26

Investment Universe: Emerging Markets Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Emerging Markets Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, warrants, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. Emerging Markets Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Emerging Markets Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging market equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long-term trends, paradigm shifts, and other opportunities that a strict quantitative approach would potentially miss. The Manager employs a similar process at the individual stock level, considering factors such as price-to-book, quality, and forecast earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an on-going basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.

Risks: The most significant risks of an investment in the Emerging Markets Fund are Stock Market Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Emerging Markets Fund is subject to Currency Risk. Emerging Markets Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Emerging Markets Fund's shares will be affected by changes in exchange rates. To manage this risk, Emerging Markets Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Emerging Markets Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Emerging Markets Fund could lose money if they fail to predict accurately the future exchange rates. Emerging Markets Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Emerging Markets Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Emerging Markets Fund is incorrect in its judgment of future exchange rate relationships, Emerging Markets Fund could be in a less advantageous position than if such a hedge had not been established.

GMO EMERGING COUNTRIES FUND

Investment Objective: GMO Emerging Countries Fund ("Emerging Countries Fund") seeks high total return. Emerging Countries Fund's current benchmark is the S&P/IFC Investable Composite Index.

Principal Investment: Emerging Countries Fund typically makes equity investments in companies traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa and Europe. Under normal circumstances, Emerging Countries Fund will invest at least 80% of its assets in investments tied economically to "emerging countries." The Manager defines "emerging countries" to be countries which are not included in a "developed markets" index, such as the MSCI EAFE Index.

Investment Universe: Emerging Countries Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. Emerging Countries Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter

                                      1-27
derivative instruments, including options, futures and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. Emerging Countries Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Emerging Countries Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

Methodology/Portfolio Construction: The Manager seeks to manage Emerging Countries Fund so that it maintains relatively high liquidity (compared to the GMO Emerging Market Fund). The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging market equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current, and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic, and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long-term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level, considering factors such as earnings revisions, forecasted price-to-earnings, and forecasted earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.

Risks: The most significant risks of an investment in the Emerging Countries Fund are Stock Market Risk, Derivatives Risk, Market Capitalization Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Emerging Countries Fund is subject to Currency Risk. Emerging Countries Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Emerging Countries Fund's shares will be affected by changes in exchange rates. To manage this risk, Emerging Countries Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Emerging Countries Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Emerging Countries Fund could lose money if they fail to predict accurately the future exchange rates. Emerging Countries Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Emerging Countries Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Emerging Countries Fund is incorrect in its judgment of future exchange rate relationships, Emerging Countries Fund could be in a less advantageous position than if such a hedge had not been established. . In addition, Emerging Countries Fund is not "diversified" within the meaning of the 1940 Act. This means it is allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with Emerging Countries Fund's investment strategies or techniques may be more pronounced.

GMO ASIA FUND

Investment Objective: GMO Asia Fund ("Asia Fund") seeks high total return. Its current benchmark is the GMO Asia 7 Index.

Principal Investment: Asia Fund invests primarily in equity securities of companies traded in Asian countries other than Japan, including both emerging and more developed countries. Under normal circumstances, Asia Fund will invest at least 80% of its assets in investments tied economically to Asia. Asia Fund may also use derivatives.

Investment Universe: Asia Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may (but is not obligated to) use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct

                                      1-28
investing; (iii) manage risk by implementing shifts in investment exposure; and
(iv) adjust its foreign currency exposure. It will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Asia Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

Methodology/Portfolio Construction: The Manager uses fundamental investment principles and quantitative applications to build an Asian equity portfolio that the Manager believes can best exploit major inefficiencies between and within various Asian markets. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic, and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long-term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level and sector level, considering factors such as fair value, earnings and price momentum, price-to-cash flows, and measures of neglect. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.

Risks: The most significant risks of an investment in Asia Fund are Stock Market Risk, Derivatives Risk, Foreign Investment Risk, Leveraging Risk and Credit Risk, as described under "Overview of Fund Risks" in Asset Allocation Fund's prospectus. In addition, Asia Fund is subject to Currency Risk. Asia Fund invests in foreign securities, which may include foreign currencies transactions. As a result, the value of Asia Fund's shares will be affected by changes in exchange rates. To manage this risk, Asia Fund may enter into currency futures contracts and forward currency exchange contracts. Although, Asia Fund uses these contracts to hedge the U.S. dollar value of a security they already own, Asia Fund could lose money if they fail to predict accurately the future exchange rates. Asia Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of Asia Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if Asia Fund is incorrect in its judgment of future exchange rate relationships, Asia Fund could be in a less advantageous position than if such a hedge had not been established. Asia Fund is also subject to Concentration Risk. An investment in a fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a fund that invests its assets in numerous sectors or industries. Asia Fund may be vulnerable to any development in its concentration sector or industry that may weaken the sector or industry. As a result, Asia Fund's shares may fluctuate more widely in value than those of a fund investing in a number of different sectors or industries.


                             BENCHMARKS AND INDICES

The Manager measures each GMO fund's performance against a specific benchmark or index (each, a "GMO Benchmark"), although none of the GMO funds is managed as an "index fund" or "index-plus fund," and the actual composition of an GMO fund's portfolio may differ substantially from that of its benchmark. Each GMO fund's GMO Benchmark is listed in the summaries above. General information about each benchmark and index is provided in the table below. In some cases, a GMO fund's GMO Benchmark differs from the broad-based index that the SEC requires a fund to use in the average annual return table. In addition, the Manager may change each underlying fund's index or benchmark from time to time.

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Index                                                   Description
------------------------------------------------------- -----------------------------------------------------
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GMO Asia 7 Index                                        Maintained by GMO and composed of the S&P/IFC
                                                        Investable Composite Indexes, equally weighted, for
                                                        seven Asian countries (China, Indonesia, Korea,
                                                        Malaysia, the Philippines, Taiwan, and Thailand)
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J.P. Morgan Global Government Bond Index                Independently maintained and published index
                                                        composed of government bonds of 14 developed
                                                        countries, including the U.S. with maturities of
                                                        one year or more.
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J.P. Morgan Non-U.S. Government Bond Index              Independently maintained and published index
                                                        composed of non-U.S. government bonds with
                                                        maturities of one year or more.

                                      1-29

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J.P.Morgan Non-U.S.Government Bond Index (Hedged)       Independently maintained and published
                                                        index composed of non-U.S. government
                                                        bonds with maturities of one year or more that
                                                        are currency- hedged into U.S. dollars.
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Lehman Brothers Aggregate Bond Index                    Well-known, independently maintained
                                                        and published index comprised of U.S. fixed
                                                        rate debt issues, having a maturity of at least
                                                        one year, rated investment grade or higher by Moody's
                                                        Investors Service, Standard & Poor's, or
                                                        Fitch IBCA, Inc.
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Lehman Brothers U.S. Government Bond Index              Well-known, independently maintained and published
                                                        U.S. government bond index, regularly used as a
                                                        comparative fixed income benchmark.
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Lehman Brothers U.S. Treasury Inflation Notes Index     Independently maintained and published index of
                                                        inflation-indexed linked U.S. Treasury securities.
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Morgan Stanley Capital International Europe,            Well-known, independently maintained and published
Australia and Far East Index                            large capitalization international stock index.
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Morgan Stanley Capital International Europe,            Well-known, independently maintained and published
Australia and Far East Index (Hedged)                   large capitalization international stock index that
                                                        is currency-hedged into U.S. dollars.
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Morgan Stanley REIT Index                               Well-known, independently maintained
                                                        and published equity real estate index.
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Russell 1000 Growth Index                               Independently maintained and published index
                                                        composed of those companies in the Russell 1000
                                                        Index (an independently maintained and published
                                                        index composed of the 1,000 largest U.S. companies
                                                        based on total market capitalization) with higher
                                                        price-to-book ratios and higher forecasted growth
                                                        rates.
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Russell 1000 Value Index                                Independently maintained and published index
                                                        composed of those companies in the Russell 1000
                                                        Index (an independently maintained and published
                                                        index composed of the 1,000 largest U.S. companies
                                                        based on total market capitalization) with lower
                                                        price-to-book ratios and lower forecasted growth
                                                        rates.
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------------------------------------------------------- -----------------------------------------------------
Russell 2500 Growth Index                               Independently maintained and published index which
                                                        measures the performance of companies in the
                                                        Russell 2500 Index with higher price-to-book ratios
                                                        and higher forecasted growth values.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Russell 2500 Value Index                                Independently maintained and published index which
                                                        measures the performance of companies in the
                                                        Russell 2500 Index with lower price-to-book ratios
                                                        and lower forecasted growth values.
------------------------------------------------------- -----------------------------------------------------
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Standard & Poor's 500 Index                             Well-known, independently maintained and published
                                                        U.S. large capitalization stock index.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
S&P/IFC Investable Composite Index                      Independently maintained and published market
                                                        capitalization-weighted index of the performance of
                                                        securities listed on the stock exchange(s) of a
                                                        particular country, calculated on a total return
                                                        basis, which includes changes from adjusted prices,
                                                        as well as cash dividends received and dividends
                                                        implicit in rights issues with a subscription price
                                                        below the prevailing market price.
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Citigroup (formerly known as Salomon Smith Barney)      Independently maintained and published short-term
3-Month Treasury Bill Index                             bill index.
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Citigroup (formerly known as Salomon Smith Barney)      The EMI World ex-U.S. is the small capitalization
Extended Market Index World ex-U.S. Index               stock component of the SSB Broad
                                                        U.S. Market Index (BMI). The BMI is a float-weighted index that spans 22 countries and includes the listed
                                                        shares of all companies with an available market
                                                        capitalization (float) of at least $100 million
                                                        at the end of May each year. Companies are deleted if their float falls below $75 million. Changes are effective
                                                        before the open of the first business day of July. The SSB EMI World
                                                        ex-U.S is defined as those stocks falling in the bottom 20%of the cumulative available capital in each country.
------------------------------------------------------- -----------------------------------------------------

                                      1-30

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Citigroup (formerly known as Salomon Smith Barney)      The PMI Growth Index consists of stocks in the Euro
Primary Market Index Growth Style EPAC                  Pacific region of the Primary Market Index that
                                                        have a growth style. The Primary Market Index are
                                                        stocks that fall in the top 80% of each country's cumulative available capital. The style is determined by the equal weighted relative magnitude of three growth and four
                                                        value variables: 5-year  historical EPS growth
                                                        rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend  yield.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Citigroup (formerly known as Salomon Smith Barney)      The PMI Value EPAC Index consists of stocks in the
Primary Market Index Value Style EPAC                   Euro Pacific region of the Primary Market Index
                                                        that have a value style.The Primary Market Index
                                                        are stocks that fall in the top 80% of each
                                                        country's cumulative available capital. The
                                                        style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth,5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.
------------------------------------------------------- -----------------------------------------------------

                                      1-31

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v)  Federal National Mortgage Association; and

         (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly

                                      2-1
payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked

                                      2-2
to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be

                                      2-3
of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock

                                      2-4
on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

                                      2-5

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying

                                      2-6
security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

                                      2-7

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays

                                      2-8
or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized.

                                      2-9

Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of

                                      2-10
developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

                                      2-11

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

                                      2-12

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such

                                      2-13
laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is

                                      2-14
entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

                                      2-15

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of

                                      2-16
such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

                                      2-17

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

                                      2-18

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end sales charges are imposed on Class A shares purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the

                                      2-19
broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of Grantham, Mayo, Van Otterloo & Co. and former shareholders of America's Utility Fund. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                      CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                5.00%
Second 12-month period following the month of purchase                4.00%
Third 12-month period following the month of purchase                 3.00%
Fourth 12-month period following the month of purchase                3.00%
Fifth 12-month period following the month of purchase                 2.00%
Sixth 12-month period following the month of purchase                 1.00%
Thereafter                                                            0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

                                      2-20

REDEMPTION TIME                                                     CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               1.00%

Thereafter                                                           0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         From the time of its initial offer, the Evergreen Ultra Short Bond Fund will waive the 1.00% front-end sales charge on all purchases of Class C shares. This waiver may be removed at any time to reflect the sales charges stated above.

         Class C shares purchased through either an omnibus account with Merrill Lynch Investment Manager, L.P. or any account with Morgan Stanley DW Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

                                      2-21

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                                      2-22

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of Wachovia, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                                      2-23

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

                                      2-24

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      2-25

                                [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years. ATVD = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

                                      2-26

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions). n = number of years. ATVDR = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions and redemption.


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a

                                      2-27
fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                                      2-28

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                                            Current Maximum
                         Class 12b-1 Fees Allowed Under
                                                               the Plans
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(d)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(e)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(f)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(g)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(h)
                            -------------------------- -------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0. 30% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.
                                      2-29

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.


         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                  Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.
Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

                                      2-30

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                      2-31

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

                                      2-32

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------
                                                  * Evergreen Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for all amounts over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------

                                      2-33

                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

** Evergreen Adjustable Rate Fund and Evergreen Ultra Short Duration Fund pay 0.25% to investment firms for all amounts over $1,000,000.
         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch Investment Manager, L.P. and Morgan Stanley DW Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares of Evergreen Ultra Short Bond Fund in the amount of 2.00% of shares sold at the time of purchase. From the time of the initial offer of Class C shares of Evergreen Ultra Short Bond Fund, the dealer commission will be 1.00% of shares sold at the time of purchase. This waiver may be removed at any time.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely

                                      2-34
distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the 15% rate of tax for other taxpayers. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

                                      2-35

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% (20% for sales before May 6, 2003) for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such

                                      2-36
dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

                                      2-37

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         Wachovia Securities, LLC, an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities,LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been

                                      2-38
elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of

                                      2-39
voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

                                      2-40

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
    Date of Birth            with       Year of                    Years                         Portfolios
                            Trust       Term of                                                  Overseen in      Directorships
                                                                                               Evergreen Funds     held outside
                                                                                                Complex as of      of Evergreen
                                                                                                   12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                                                     Corp. (fitness-wellness centers);
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information                                  Phoenix Big
                                                     management); Former President,                               Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton,                               Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               108               None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-42

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees
                                                     of the Evergreen funds;
                                                     Former Member, New York
                                                     Stock Exchange; Former
                                                     Trustee, Mentor Funds and
                                                     Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
                                      2-43

----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III * None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.
** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

       Set forth below are the officers of each of the eleven Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis  H. Ferro                 President                President and Chief Investment Officer, Evergreen
401 S. Tryon                                              Investment Company, Inc and Senior Vice President, Wachovia
Charlotte, NC 28288                                       Bank, N.A.
DOB:
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                   Vice  President and     Vice  President,  Tax,  BISYS Fund Services;
BISYS                             Assistant  Treasurer    former  Assistant Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National   Bank;   former  Senior   Tax Consulting/Acting
Columbus, OH                                              Manager, Investment Companies  Group, PricewaterhouseCoopers
43219-8001                                                LLP, New York.
DOB: 6/6/1963
-------------------------------- ------------------------ -------------------------------------------------------------
                                      2-44

-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965
-------------------------------- ------------------------ -------------------------------------------------------------


                                            CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      2-45

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                      2-46

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                      2-47

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                                      2-48

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

                                      2-49

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      2-50

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                                      2-51

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization

                                      2-52
process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

                                      2-53

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                      2-54

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.


                                      2-55

                             EVERGREEN EQUITY TRUST

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                         EVERGREEN LARGE CAP VALUE FUND

                             EVERGREEN EQUITY TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 1.800.343.2898

                            DOMESTIC EQUITY FUNDS II

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 1, 2003

                   Evergreen Large Cap Value Fund (the "Fund")

                       The Fund is a series of an open-end
                     management investment company known as
                      Evergreen Equity Trust (the "Trust").


         This Statement of Additional Information (SAI) pertains to all classes of shares of the Fund. It is not a prospectus but should be read in conjunction with the prospectus dated July 1, 2003 as amended from time to time, for the Fund. The Fund offers Class A, Class B, Class C and Class I shares in a single prospectus. You may obtain a copy of the prospectus without charge by calling
1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com. The information in Part 1 of this SAI is specific information about the Fund. The information in Part 2 of this SAI contains more general information that may or may not apply to the Fund or class of shares in which you are interested.

     Certain information may be incorporated by reference to the Fund's Annual Report dated February 28, 2003. You may obtain a copy of the Fund's Annual Report without charge by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

                                TABLE OF CONTENTS

PART 1

TRUST HISTORY...................................................................................................1-1
INVESTMENT POLICIES.............................................................................................1-1
OTHER SECURITIES AND PRACTICES..................................................................................1-3
PRINCIPAL HOLDERS OF FUND SHARES................................................................................1-3
EXPENSES........................................................................................................1-4
PERFORMANCE.....................................................................................................1-7
COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES..............................................................1-7
SERVICE PROVIDERS...............................................................................................1-8
FINANCIAL STATEMENTS............................................................................................1-9

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES...................................................2-1
PURCHASE AND REDEMPTION OF SHARES..............................................................................2-18
SALES CHARGE WAIVERS AND REDUCTIONS............................................................................2-21
PRICING OF SHARES..............................................................................................2-24
PERFORMANCE CALCULATIONS.......................................................................................2-25
PRINCIPAL UNDERWRITER..........................................................................................2-27
DISTRIBUTION EXPENSES UNDER RULE 12b-1.........................................................................2-28
TAX INFORMATION................................................................................................2-33
BROKERAGE......................................................................................................2-36
ORGANIZATION...................................................................................................2-37
INVESTMENT ADVISORY AGREEMENT..................................................................................2-38
MANAGEMENT OF THE TRUST........................................................................................2-39
CORPORATE AND MUNICIPAL BOND RATINGS...........................................................................2-48
ADDITIONAL INFORMATION.........................................................................................2-54


                                     PART 1

                                  TRUST HISTORY

         The Trust is an open-end management investment company which was organized as a Delaware statutory trust on September 18, 1997. The Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

1.       Diversification

         The Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States (U.S.) government or its agencies or instrumentalities, and
(3) shares of other investment companies.

         2.  Concentration

         The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

         The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, the Fund may not issue senior securities.

                                      1-1

         4.  Borrowing

         The Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         The Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. The Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as outstanding borrowings do not exceed 5% of its total assets. The Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

         The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law and exemptive relief issued by the Securities and Exchange Commission. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases and decreases in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or U.S. government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.

         The Funds in the Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust (except Evergreen Adjustable Rate Fund), Evergreen Equity Trust

                                      1-2

(except Evergreen Technology Fund) and Evergreen Fixed Income Trust have the ability to lend cash to other Evergreen funds (except SNAP Fund) in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission on November 20, 2001 (Rel. No. 812-11592). Evergreen's Interfund Lending Program was implemented after July 23, 2002.


                         OTHER SECURITIES AND PRACTICES

         For information regarding securities the Fund may purchase and investment practices the Fund may use, see the following section in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Fund's prospectus.


Money Market Instruments
U.S. Government Agency Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Warrants
Swaps, Caps, Floors and Collars
Securities Lending
Convertible Securities
Preferred Stocks
Options and Futures Strategies
Foreign Securities
Foreign Currency Transactions
High-Yield, High-Risk Bonds
Investment in Other Investment Companies
Real Estate Investment Trusts


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of May 31, 2003, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Fund.

         Set forth below is information with respect to each person who, to the Fund's knowledge, owned beneficially or of record 5% or more of the outstanding shares of any class of the Fund as of May 31, 2003.

========================================================== =====================
Large Cap Value Fund
Class A Shares
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
State Street Bank & Trust                                           11.07%
Cust for the Sep-IRA of Kinsley Durant
C/o Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf
Boston, MA 02110-3340
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
Nelson S. Talbott
Catharine H. Talbott TTEES
James A. Talbott Trust                                               6.11%
1422 Euclid Avenue, Suite 1044
Cleveland, OH 44115-2001
---------------------------------------------------------- ---------------------

                                      1-3

---------------------------------------------------------- ---------------------
Large Cap Value Fund
Class B Shares
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
First Clearing Corporation
A/C 4035-1875
Harbor Associates                                                   20.46%
230 Normandy Circle
Palm Harbor, FL 34683
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
Large Cap Value Fund
Class C Shares
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
First Clearing Corporation
A/C 3709-8315
Odie Gillespie IRA                                                  10.43%
596 N. Glassy Mountain Road
Pickens, SC 29671-8105
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
LPL Financial Services
A/C 6130-8793
9785 Towne Centre Drive                                              5.99%
San Diego, CA 92121-1968
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
State Street Bank and Trust Company Customer
Rollover IRA FBO
Marilyn D. Dye                                                       5.51%
RR 3 Box 1J
Oakland, IN 47660-9302
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
Large Cap Value Fund
Class I Shares
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
First Union National Bank
Reinvest Account
Trust Accounts                                                      80.15%
1525 West WT Harris Boulevard
Charlotte, NC 28288-0001
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
First Union National Bank                                           16.37%
Cash Account
Trust Accounts
1525 West WT Harris Boulevard
Charlotte, NC 28288-0001
========================================================== =====================

                                    EXPENSES
Advisory Fees

         Evergreen Investment Management Company, LLC (EIMC), a wholly owned subsidiary of Wachovia Corporation (Wachovia), is the investment advisor to the Fund. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013. For more information, see "Investment Advisory Agreement" in Part 2 of this SAI.

         EIMC is entitled to receive from the Fund an annual fee equal to 0.90% of the average daily net assets of the Fund.

Advisory Fees Paid

         Set forth below are the advisory fees paid by the Fund for the last three fiscal years or periods. Amounts paid for the fiscal years ending February 28, 2002 and February 28, 2001 were paid by the

                                      1-4
         predecessor fund to Grantham, Mayo, Van Otterloo & Co. LLC (GMO).

  =========================================================== ============================= =============================
  Fiscal Year                                                 Advisory Fee Paid             Advisory Fee Waived
  ----------------------------------------------------------- ----------------------------- -----------------------------
  ----------------------------------------------------------- ----------------------------- -----------------------------
  Fiscal Year Ended February 28, 2003                                   $399,349                      $235,145
  ----------------------------------------------------------- ----------------------------- -----------------------------
  Fiscal Year Ended February 28, 2002                                   $651,484                      $221,457
  ----------------------------------------------------------- ----------------------------- -----------------------------
  ----------------------------------------------------------- ----------------------------- -----------------------------
  Fiscal Year Ended February 28, 2001                                   $685,393                      $212,883
  =========================================================== ============================= =============================

Sub-Advisor

         GMO is the sub-advisor to the Fund, pursuant to the terms of an order the Fund has received from the Securities and Exchange Commission. As sub-advisor, GMO will manage the Fund's investments on a day-to-day basis. The Fund does not pay a direct fee to GMO for its sub-advisory services.

         Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination, and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

Brokerage Commissions

         Below are the brokerage commissions paid for the last three fiscal years by the Fund to all brokers and brokerage commissions paid by the applicable Funds to Wachovia Securities, Inc., an affiliated broker-dealer that places trades through its wholly owned subsidiary, First Clearing Corp. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI. Amounts paid for the fiscal years ending February 28, 2002 and February 28, 2001 were paid to brokers by the predecessor fund.

================================================== ============================= ============================
                   Fiscal Year                      Brokerage Commissions Paid     Total Paid to Wachovia
                                                                                      Securities, Inc.
-------------------------------------------------- ----------------------------- ----------------------------
-------------------------------------------------- ----------------------------- ----------------------------
Fiscal Year Ended February 28, 2003                          $458,275                       $200
-------------------------------------------------- ----------------------------- ----------------------------
-------------------------------------------------- ----------------------------- ----------------------------
Fiscal Year Ended February 28, 2002                          $370,910                        N/A
-------------------------------------------------- ----------------------------- ----------------------------
-------------------------------------------------- ----------------------------- ----------------------------
Fiscal Year Ended February 28, 2001                          $207,473                        N/A
================================================== ============================= ============================


Percentage of Brokerage Commissions

         For the fiscal year ended February 28, 2003, the Fund paid less than 0.1% percentage of aggregate brokerage commissions to Wachovia Securities, Inc. and less than 1% of the Fund's aggregate dollar amount of commissionable transactions were effected through Wachovia Securities, Inc. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

Underwriting Commissions

         The fund did not pay commissions to the underwriter for the last three fiscal years.

                                      1-5

12b-1 Fees

         Below are the 12b-1 fees paid by the Fund for the fiscal year ended February 28, 2003. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.

  ===================== ======================================== ========================================
        Class A                         Class B                                  Class C
  --------------------- -------------------- ------------------- ------------------ ---------------------
  Service Fees          Distribution         Service             Distribution       Service
                        Fees                  Fees               Fees               Fees
  --------------------- -------------------- ------------------- ------------------ ---------------------
  --------------------- -------------------- ------------------- ------------------ ---------------------
  $587                  $737                 $246                $69                $23
  ===================== ==================== =================== ================== =====================


Trustee Compensation

         Listed below is the Trustee compensation paid by the Domestic Equity Funds II (the "Fund Group") for the fiscal year ended February 28, 2003, and by the Trust and the nine other trusts in the Evergreen Fund Complex for the twelve months ended December 31, 2002.. The Trustees do not receive pension or retirement benefits from the Evergreen funds. For more information, see "Management of the Trust" in Part 2 of this SAI.

=========================================================================================
           Trustee               Aggregate Compensation     Total Compensation from the
                                                            Evergreen Fund Complex for
                                 from the Fund Group for      the twelve months ended
                               fiscal year ended 2/28/2003         12/31/2002(1)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Laurence B. Ashkin(2)                    $1,411                       $52,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Charles A. Austin, III                   $3,487                      $125,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Arnold H. Dreyfuss(2)                    $1,418                       $52,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
K. Dun Gifford                           $4,023                      $143,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
James S. Howell(3)                       $1,236                       $52,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Leroy Keith, Jr.                         $3,487                      $125,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Gerald M. McDonnell                      $3,487                      $134,727
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Thomas L. McVerry(4)                     $3,374                      $125,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
William Walt Pettit                      $3,487                      $125,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David M. Richardson                      $3,487                      $125,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Russell A. Salton, III                   $3,950                      $144,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Michael S. Scofield                      $4,420                      $160,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard J. Shima                         $3,545                      $125,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Richard K. Wagoner                       $3,487                      $125,000
=========================================================================================

(1)Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2002. The amounts listed below will be payable in later years to the respective Trustees:

Austin                   $ 93,570
Howell                   $ 36,400
McVerry                 $ 125,000
Pettit                  $ 125,000


(2)As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
(3)As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.
(4) On February 3, 2003, Mr. McVerry resigned. He received compensation through February 2003.

                                      1-6

                                   PERFORMANCE

Total Return

         Below are the average annual total returns for each class of shares of the Fund (including applicable sales charges) as of February 28, 2003. The after-tax returns shown are for the Fund's oldest class; after-tax returns for other classes will vary. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

  ================== ======================== ======================== ======================== ========================
                                                                         Ten Years or Since
        Class                                                                 Inception             Inception Date
                            One Year                Five Years                Of Class                 of Class
  ================== ======================== ======================== ======================== ========================
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  Class A (a)                -27.09%                  -1.23%                    8.62%                  5/31/1989
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  Class A+(a)                -28.34%                  -4.83%                    5.16%                  5/31/1989
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  ----------------------------------------------------------------------------------------------------------------------
  (after taxes on distributions)
  ----------------------------------------------------------------------------------------------------------------------
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  Class A+(a)                -16.72%                  -1.19%                    6.39%                  5/31/1989
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  ----------------------------------------------------------------------------------------------------------------------
  (after taxes on distributions and sale of Fund shares)
  ----------------------------------------------------------------------------------------------------------------------
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  Class B (a)                -26.23%                  -0.23%                    9.26%                  1/6/2003
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  Class C (a)                -24.13%                  -0.26%                    9.16%                  1/6/2003
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  ------------------ ------------------------ ------------------------ ------------------------ ------------------------
  Class I (a)                -22.64%                  -0.06%                    9.26%                  1/6/2003
  ================== ======================== ======================== ======================== ========================

(a) Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the Fund's predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and the predecessor fund do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.
+ The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.


Portfolio Turnover

         The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in the Fund realizing greater net short-term capital gains, which are taxable to shareholders as ordinary income.


               COMPUTATION OF CLASS A AND CLASS C OFFERING PRICES

         Class A shares and Class C shares are sold at the net asset value (NAV) plus a sales charge. Below is an example of the method of computing the offering price of Class A shares and Class C shares of the Fund. The example assumes a purchase of Class A shares and Class C shares of the Fund

                                      1-7
         aggregating less than $50,000 based upon the NAV of the Fund's shares at February 28, 2003. For more information, see "Purchase and Redemption of Shares" and "Pricing of Shares" in Part 2 of this SAI.

====================================================================================================================
           Class                  Net Asset Value Per Share          Sales Charge        Offering Price Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
          Class A                           $7.76                        5.75%                    $8.23
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
          Class C                           $7.76                        1.00%                    $7.84
====================================================================================================================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116-5034, a subsidiary of Wachovia, serves as administrator to the Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive an annual fee from the Fund at the following rate:

                =============================== ================================
                 Average Daily Net Assets of             Administrative
                           the Fund                    Services Fee Rates
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      First $50 billion                      0.100%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      Next $25 billion;                      0.090%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      Next $25 billion;                      0.080%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                      Next $25 billion;                      0.075%
                ------------------------------- --------------------------------
                ------------------------------- --------------------------------

                 On assets over $125 billion                 0.050%
                =============================== ================================

Administrative Fees Paid

         Below are the administrative service fees paid by the Fund for the fiscal year ended February 28, 2003 or periods. The predecessor fund did not pay administrative fees for the fiscal years ending February 28, 2002 and February 28, 2001.

           ==================================================== =============================
           Fund/Fiscal Year or Period                             Administrative Fee Paid
           ==================================================== =============================
           ==================================================== =============================
           Year Ended February 28, 2003                         $3,082
           ==================================================== =============================

Transfer Agent

         Evergreen Service Company, LLC (ESC), P.O. Box 8400, Boston, Massachusetts 02266-8400, a subsidiary of Wachovia, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts.


                                      1-8

         The Fund pays ESC annual fees as follows:


                 -------------------------------------- ----------------- --------------------
                                                         Annual Fee Per     Annual Fee Per
                                                         Open Account*     Closed Account**
                 Fund Type
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Monthly Dividend Funds                 $26.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Quarterly Dividend Funds               $25.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Semiannual Dividend Funds              $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
                 -------------------------------------- ----------------- --------------------

                 Annual Dividend Funds                  $24.75            $9.00
                 -------------------------------------- ----------------- --------------------
         *           For shareholder accounts only. The Fund pays ESC cost plus
                     15% for broker accounts. ** Closed accounts are maintained on the system in order to facilitate historical tax
                     information.

Distributor

         Evergreen Distributor, Inc. (EDI), 90 Park Avenue, New York, New York 10016, markets the Fund through broker-dealers and other financial representatives.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of the Fund.

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, keeps custody of the Fund's securities and cash and performs other related duties.

Legal Counsel

         Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006, provides legal advice to the Fund.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are incorporated by reference to the Annual Report of the Fund, a copy of which may be obtained without charge from Evergreen Service Company, LLC, P.O. Box 8400, Boston, Massachusetts 02266-8400, by calling 1.800.343.2898 or by downloading it off our website at EvergreenInvestments.com.

                                      1-9

                    Statement of Additional Information (SAI)

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Money Market Instruments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy.

U.S. Government Agency Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

          (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

          (ii) Farmers Home Administration;

          (iii)Federal Home Loan Banks;

          (iv) Federal Home Loan Mortgage Corporation;

          (v)  Federal National Mortgage Association; and

         (vi) Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association (GNMA). The Fund may invest in securities issued by the GNMA, a corporation wholly owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly

                                      2-1
payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked

                                      2-2
to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Leverage

         The Fund may engage in transactions that create leverage with up to 30% of its net assets in accordance with Evergreen's Leverage Policy. Leverage creates special risks for the Fund which are created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Examples of transactions which create leverage include uncovered mortgage dollar rolls and investments in when-issued securities (see descriptions herein) as well as investing in securities that are issued on a "to-be-announced" basis (commonly referred to as "TBA's") which are purchased prior to their actual issuance. Examples of transactions which are not included in the calculation of the Fund's total leverage-creating transactions are covered dollar rolls and collateralized securities lending in which the collateral received by the Fund is invested in cash equivalents.

Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be

                                      2-3
of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

         Dollar rolls are not treated as borrowings or other senior securities and will be excluded from the calculation of the Fund's borrowings and other senior securities. Investing in dollar rolls creates leverage (unless they are "covered dollar rolls," see description below) and are included in the calculation of the Fund's total leverage-creating transactions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

Covered Dollar Rolls

         The Fund may enter into covered dollar rolls which are the same as the dollar roll transactions described above except that the dollar roll position is offset with a cash or cash equivalent position. The offsetting cash/cash equivalent position effectively collateralizes the Fund's right to receive the security at the end of the roll period, and also serves to minimize the leveraging effect of the transaction. Covered dollar rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. Covered dollar rolls are not considered to be a transaction that creates leverage and will be excluded from the calculation of the Fund's total leverage-creating transaction.

Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.

Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, bonds with warrants attached or bonds with a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.

         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Preferred Stocks

         The Fund may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock

                                      2-4
on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services (S&P) or Moody's Investors Service, Inc. (Moody's) or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

                                      2-5

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.

Options and Futures Strategies

         The Fund may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the investment advisor plans to purchase through the writing and purchase of options and the purchase or sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

         The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. The Fund may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the investment advisor determines is appropriate in seeking to attain the Fund's investment objective. Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

         The Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying

                                      2-6
security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the Fund's obligation under the option. The Fund may also write combinations of covered puts and covered calls on the same underlying security.

         The Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, the Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds market price plus the amount of the premium received.

         The Fund may terminate an option which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Purchasing Put and Call Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Fund, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Fund might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

         The Fund may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Fund, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Fund might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

                                      2-7

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays

                                      2-8
or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Limitations. The Fund will not purchase or sell futures contracts or options on futures contracts if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the Fund unless the transaction meets certain "bona fide hedging" criteria. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on the Fund's ability to terminate options and futures positions at times when the investment advisor deems it desirable to do so. Although the Fund will not enter into an option or futures position unless the investment advisor believes that a liquid market exists for such option or future, there can be no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The investment advisor generally expects that options and futures transactions for the Fund will be conducted on recognized exchanges. In certain instances, however, the Fund may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission
(SEC) considers over-the-counter options to be illiquid. The Fund's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

         The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the Fund's investment advisor to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the Fund diverges from the composition of the relevant option or futures contract.

Brady Bonds

         The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized.

                                      2-9

Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of

                                      2-10
developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.

Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development)

         The Fund may be subject to risks associated with obligations of the Inter-american Development Bank and World Bank (formerly known as the International Bank for Reconstruction and Development). Because these banks are supported only by appropriate but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. (Fitch) or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

                                      2-11

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely affect (a) the bond's market price, (b) the Fund's ability to sell the bond, and
(c) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Sovereign Debt Obligations

         The Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting shares of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

                                      2-12

         Notwithstanding the foregoing, as a result of an exemptive order received from the SEC, the Fund may invest cash balances in shares of other money market funds advised by the Fund's investment advisor or an affiliate of the investment advisor, in amounts up to 25% of the Fund's total assets.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal  Securities

         The Fund may invest in municipal bonds of any state, territory or possession of the United States (U.S.), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such

                                      2-13
laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

U.S. Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the U.S. Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the U.S. Virgin Islands and Guam or
(b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the U.S. Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Tender Option Bonds

         A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is

                                      2-14
entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind (PIK) securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accreted interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

                                      2-15

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of

                                      2-16
such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts (REITs). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by borrower default risk and interest rate risk. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

                                      2-17

         For an organization classified as a partnership under the Code, each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market.

Stand-by Commitments

         When the Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

Domestic Equity Depositary Receipts

         The Fund may invest in Domestic Equity Depository Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to seven different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay a front-end sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Evergreen fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

                                      2-18

Class A Shares

         The Fund offers Class A shares with a front-end sales charge applied to your initial investment at the time of purchase. The following is a complete list of the sales charge schedules applicable to purchases of Class A shares:

                                                     ---------------------------- ----------------- ------------------
Equity Funds                                         Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                5.75%             6.10%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Long-term Bond Funds                                 Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                4.75%             4.99%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              4.50%             4.71%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            3.75%             3.90%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000-$4,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $5,000,000 or greater        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------

                                                     ---------------------------- ----------------- ------------------
Short-term Bond Funds                                Your Investment              As a % of NAV     As a % of your
                                                                                  excluding sales   investment
                                                                                  charge
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     Up to $49,999                3.25%             3.36%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $50,000-$99,999              3.00%             3.09%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $100,000-$249,999            2.50%             2.56%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $250,000-$499,999            2.00%             2.04%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $500,000-$999,999            1.50%             1.52%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $1,000,000-$2,999,999        0.00%             0.00%
                                                     ---------------------------- ----------------- ------------------
                                                     ---------------------------- ----------------- ------------------
                                                     $3,000,000 or greater        0.00%             0.00%

                                                     ---------------------------- ----------------- ------------------

         There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. If you purchase Class A shares in the amount of $1 million or more, without a front-end sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end sales charges are imposed on Class A shares purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the

                                      2-19
broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; and (f) current and retired employees of Wachovia Corporation (Wachovia), and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. In addition, Class A shares may be purchased or offered at NAV for certain investors of acquired funds, including, former Investor share class shareholders of Undiscovered Managers Funds, former shareholders of Grantham, Mayo, Van Otterloo & Co. and former shareholders of America's Utility Fund. These provisions are generally intended to provide additional job-related incentives to persons who serve the Fund or work for companies associated with the Fund and selected dealers and agents of the Fund. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value (NAV) to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Fund and EDI. In addition, the provisions allow the Fund to be competitive in the mutual fund industry, where similar allowances are common.

Class B Shares

         The Fund offers Class B shares at NAV without a front-end sales charge. However, the Fund may charge a CDSC on shares you redeem based on the following schedule:

REDEMPTION TIME                                                      CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                                5.00%
Second 12-month period following the month of purchase                4.00%
Third 12-month period following the month of purchase                 3.00%
Fourth 12-month period following the month of purchase                3.00%
Fifth 12-month period following the month of purchase                 2.00%
Sixth 12-month period following the month of purchase                 1.00%
Thereafter                                                            0.00%

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

Class C Shares

         The Fund offers Class C shares with a front-end sales charge of 1.00% applied to your initial investment at the time of purchase. The front-end sales charge may be waived under certain circumstances. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

                                      2-20

REDEMPTION TIME                                                     CDSC RATE
Month of purchase and the first 12-month
period following the month of purchase                               1.00%

Thereafter                                                           0.00%

         For a complete description of CDSC, including how the charge is calculated, see "Contingent Deferred Sales Charge" below.

         From the time of its initial offer, the Evergreen Ultra Short Bond Fund will waive the 1.00% front-end sales charge on all purchases of Class C shares. This waiver may be removed at any time to reflect the sales charges stated above.

         Class C shares purchased through either an omnibus account with Merrill Lynch Investment Manager, L.P. or any account with Morgan Stanley DW Inc. will not be subject to the 1.00% front-end sales charge and will be charged a 1.00% CDSC if redeemed within 12 months after the month of purchase. Redemptions made thereafter will not be charged a CDSC.

Class I Shares (also referred to as Institutional Shares)

         No CDSC is imposed on the redemption of Class I shares. Class I shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned Class Y shares of an Evergreen Fund,(2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class I shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Class S and Class S1 Shares

         Class S and Class S1 shares of the Evergreen money market funds are offered at NAV without a front-end or deferred sales charge through certain broker-dealers and financial institutions who have entered into selling agreements with EDI. Investors should refer to their broker-dealer or financial institution as appropriate for instructions and further information.

Administrative Shares, Institutional Service Shares, Investor Shares, Participant Shares, Reserve Shares, Resource Shares

         Each institutional class of shares is sold without a front-end sales charge or deferred sales charge. Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares each pay Rule 12b-1 distribution expenses. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the NASD Regulation, Inc., paid to EDI or its predecessor.

                                      2-21

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Class S, Class S1, Class I, Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares.

         If you are making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You may reduce your front-end sales charge if you purchase Class A shares in multiple Evergreen funds, excluding Evergreen money market funds, at the same time. The combined dollar amount invested will determine the front-end sales charge applied to all your current purchases. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.50% for Funds with a 4.75% front-end sales charge). See prospectus for the specific sales charge applicable to the Fund.

Rights of Accumulation

         You may add the value of all of your existing Evergreen Fund investments in all share classes, excluding Evergreen money market funds, to determine the front-end sales charge to be applied to your current Class A purchase.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You may reduce the sales charge on a current purchase if you agree to invest at least $50,000 in Class A shares of an Evergreen Fund over a 13-month period. You will pay the same sales charge as if you had invested the full amount all at one time. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Waiver of Front-end Sales Charges

         The Fund may sell its shares at net asset value without an front-end sales charge to:

                  1. purchasers of shares in the amount of $1 million or more;

                                      2-22

                  2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 (ERISA) tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

                  3. institutional investors, which may include bank trust departments and registered investment advisors;

                  4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

                  5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

                  6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

                  7. employees of Wachovia, its affiliates, EDI, any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

                  8. certain Directors, Trustees, officers and employees of the Evergreen funds, EDI or their affiliates and to the immediate families of such persons; or

                  9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

                  1. an increase in the share value above the net cost of such shares;

                  2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

                  3. shares that are in the accounts of a shareholder who has died or become disabled;

                  4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 (ERISA);

                  5. a systematic withdrawal from the ERISA plan of a shareholder who is at least 59 years old;

                                      2-23

                  6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

                  7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.00% per month of your initial account balance;

                  8. a withdrawal consisting of loan proceeds to a retirement plan participant;

                  9. a financial hardship withdrawal made by a retirement plan participant;

                  10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

                  11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time. There is no front-end sales charge imposed on Class A shares of Evergreen's money market funds. However, when exchanging from Class A shares of a money market fund to a non-money market fund within the Evergreen funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Evergreen reserves the right to adjust the closing time to coincide with an earlier closing of the New York Stock Exchange or due to other unusual circumstances.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

                                      2-24

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

                  (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System (NMS) are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

                  (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

                  (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

                  (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

                  (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

                  (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Trust's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Average Annual Total Return

         Described below are the total return calculations the Fund may use from time to time in advertisements.

Return Before Taxes

         Total return quotations for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                                      2-25

                                [OBJECT OMITTED]
Where:

         P =  initial payment of $1,000.
         T =  average annual total return.
         n =  number of years.
         ERV = ending redeemable value of the initial $1,000.

Return After Taxes on Distributions

         Total return quotations, less the taxes due on distributions, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less the taxes due on such distributions, and all recurring fees charged to all shareholder accounts are deducted. To calculate the taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions:

                                [OBJECT OMITTED]D


Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions). n = number of years. ATVD = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions but not after
                        taxes on redemption.

Return After Taxes on Distributions and Redemption

         Total return quotations, less taxes due on distributions and redemption, for a class of shares of the Fund are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment, all dividends and distributions are added, less taxes due on such distributions and redemption, and all recurring fees charged to all shareholder accounts are deducted. To calculate taxes due on distributions, the highest marginal federal income tax rate in effect on the reinvestment date is used. To calculate taxes due on redemptions, returns are adjusted to reflect the effect of capital gains taxes resulting from the redemption offset by the tax benefit from capital losses resulting from the redemption. Capital gains taxes, or the benefit resulting from tax losses, are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The after-tax quotations do not reflect the effect of state and local taxes. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return after taxes on distributions and redemption:


                               [OBJECT OMITTED]DR

                                      2-26

Where:
         P = initial payment of $1,000.
         T = average annual total return (after taxes on distributions and redemptions). n = number of years. ATVDR = ending redeemable value of the initial $1,000, after taxes on
                 fund distributions and redemption.


Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        [OBJECT OMITTED] [OBJECT OMITTED]

Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

              Effective Yield = [(base period return + 1)365/7] - 1


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a

                                      2-27
fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                                [OBJECT OMITTED]

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement (Underwriting Agreement) with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                                      2-28

                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus. The 12b-1 fees are composed of distribution fees and service fees which are described further below.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Share Classes, other than Class I and Institutional, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as described below. Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Share Classes, as applicable.

                            -------------------------- -------------------------
                                                            Current Maximum
                         Class 12b-1 Fees Allowed Under
                                                               the Plans
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        A                      0.75%(a)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        B                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        C                        1.00%
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                        S                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                       S1                      0.75%(b)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                 Administrative                0.75%(c)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                              Institutional Service            0.75%(d)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Investor                   0.75%(e)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                   Participant                 0.75%(f)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                     Reserve                   0.75%(g)
                            -------------------------- -------------------------
                            -------------------------- -------------------------
                                    Resource                   1.00%(h)
                            -------------------------- -------------------------

(a) Currently limited to 0.30% or less on Evergreen money market funds and 0. 30% or less for all other Evergreen funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(b) Currently limited to 0.60% or less on Evergreen money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(c) Currently limited to 0.05% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(d) Currently limited to 0.25% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


(e) Currently limited to 0.10% or less on Evergreen institutional money market funds. This amount is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(f) Currently limited to 0.50% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.
                                      2-29

(g) Currently limited to 0.65% or less on Evergreen institutional money market funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

(h) Currently limited to 0.80% or less on Evergreen institutional money market funds and Evergreen Cash Management Money Market Fund. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay 12b-1 fees greater than the amounts described in the chart above under "Current Maximum 12b-1 Fees Allowed Under the Plans." The Trustees may, without shareholder approval, increase the fees allowed under the Agreements up to the current maximum 12b-1 fees allowed under the Plans.


         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. Wachovia or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by EDI to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

                  Distribution fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.
Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

                                      2-30

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1 and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares.

         In the event that the Plan or Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Agreement not previously recovered by EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                      2-31

SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS

Service Fees

         EDI will pay service fees to investment firms based on the average daily net asset value of Class A, Class B, Class C, Class S, Class S1, Administrative, Investor, Participant, Reserve, Resource and Institutional Service shares, as applicable, of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         The rate of such service fees of a Fund for Class A and Institutional Service shares (excluding Evergreen money market funds, Evergreen
Short-Intermediate Municipal Bond Fund, Evergreen Equity Index Fund and Evergreen Adjustable Rate Fund) will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

         For Evergreen money market funds, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.075% or approximately 0.30% annually.

         For Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Adjustable Rate Fund, the quarterly rate paid to investment firms for sales of Eligible Shares of Class A will be 0.025% or approximately 0.10% annually. For Evergreen Adjustable Rate Fund, this rate applies to sales made after January 1, 1997.

         The rate of service fees of a Fund with Administrative Shares will be calculated quarterly at the rate of 0.0125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.05% annually) during such quarter.

         The rate of service fees of a Fund with Investor Shares will be calculated quarterly at the rate of 0.025% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.10% annually) during such quarter.

         The rate of service fees of a Fund with Participant Shares will be calculated quarterly at the rate of 0.125% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.50% annually) during such quarter.

         The rate of service fees of a Fund with Reserve Shares will be calculated quarterly at the rate of 0.1625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.65% annually) during such quarter.

         The rate of service fees of a Fund with Resource Shares will be calculated quarterly at the rate of 0.20% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.80% annually) during such quarter.

         The rate of service fees of a Fund with Class S and Class S1 Shares will be calculated quarterly at the rate of 0.15% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.60% annually) during such quarter.

         The rate of such service fees of a Fund for Class B shares will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.25% annually) during such quarter.

                                      2-32

         EDI will pay service fees to investment firms based on the average daily net asset value of Class C shares of the Fund they have sold, provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the respective quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Class C Eligible Shares"). Such service fees will be calculated quarterly at the rate of 0.0625% per quarter of the average daily net asset value of all such Class C Eligible Shares (approximately 0.25% annually).

         In any quarter in which total service fees earned by the investment firm on such Eligible Shares of all Funds are less than $50.00 in the aggregate, no service fees will be paid to the investment firm nor will such amounts be carried over for payment in a future quarter. Service fees will be paid within five business days after the end of the service commission period in the respective quarter. EDI will pay service fees only to the extent that such amounts have been paid to EDI by the Fund.

         No service fees are paid on sales of any Class I or Institutional shares of the Fund.

Commissions

         EDI pays commissions to investment firms for sales of Class A shares at the following rates:

                                                     -------------------------------- --------------------------------
Equity Funds                                         Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    5.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000*
                                                     -------------------------------- --------------------------------
                                                  * Evergreen Equity Index Fund
                                                  pays 0.25% to investment firms
                                                  for all amounts over
                                                  $1,000,000.

                                                     -------------------------------- --------------------------------
Long-term Bond Funds                                 Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  4.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                3.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                2.00%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            1.00% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000-$4,999,999            0.50% of the next $2,000,000,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $5,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $5,000,000
                                                     -------------------------------- --------------------------------

                                                     -------------------------------- --------------------------------
Short-term Bond Funds                                Your Investment                  Dealer Commission as a % of NAV
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     Up to $49,999                    2.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $50,000-$99,999                  2.75%
                                                     -------------------------------- --------------------------------

                                      2-33

                                                     -------------------------------- --------------------------------
                                                     $100,000-$249,999                2.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $250,000-$499,999                1.75%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $500,000-$999,999                1.25%
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $1,000,000-$2,999,999            0.50% of the first $2,999,999,
                                                                                      plus
                                                     -------------------------------- --------------------------------
                                                     -------------------------------- --------------------------------
                                                     $3,000,000 or greater            0.25% of amounts equal to or
                                                                                      over $3,000,000**
                                                     -------------------------------- --------------------------------

** Evergreen Adjustable Rate Fund and Evergreen Ultra Short Duration Fund pay 0.25% to investment firms for all amounts over $1,000,000.
         EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares in the amount of 2.00% of shares sold at the time of purchase. Alternatively, EDI pays commissions to Merrill Lynch Investment Manager, L.P. and Morgan Stanley DW Inc. for sales of Class C shares in the amount of 1.00% of shares sold at the time of purchase.

         EDI pays commissions to investment firms for sales of Class C shares of Evergreen Ultra Short Bond Fund in the amount of 2.00% of shares sold at the time of purchase. From the time of the initial offer of Class C shares of Evergreen Ultra Short Bond Fund, the dealer commission will be 1.00% of shares sold at the time of purchase. This waiver may be removed at any time.

         EDI will also pay subsequent commissions to investment firms for sales of Class C shares based on the average daily net asset value of Class C shares of the Fund sold provided such shares have been on the books of the Fund for a minimum of 13 months from the date of purchase (plus any reinvested distributions attributable to such shares), which have been issued and outstanding on the books of such Fund during the calendar quarter and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares"). Such commissions will be calculated quarterly at the rate of 0.1875% per quarter of the average daily net asset value of all such Eligible Shares (approximately 0.75% annually) during such quarter. Such commissions will be paid by the twentieth day of the month before the end of the respective quarter. Such commissions will continue to be paid to the investment firm quarterly so long as aggregate payments do not exceed applicable NASD limitations and other governing regulations.

         No commissions are paid on sales of any Class I, Administrative, Institutional Service, Investor, Participant, Reserve and Resource shares of a Fund.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year,
(a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely

                                      2-34
distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond or municipal money market fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations and the 15% rate of tax for other taxpayers. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a corporate, U.S. Treasury, U.S. Government or municipal bond fund or a money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations or the 15% rate of tax for other taxpayers.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

                                      2-35

Special Tax Information for Shareholders of Municipal Bond or Municipal Money Market Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 15% (20% for sales before May 6, 2003) for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a federal income tax backup withholding requirement at the rate of 28% on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such

                                      2-36
dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Masters Fund may incur higher brokerage costs than would be the case if a single investment advisor or sub-advisor were managing the entire portfolio.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

                                      2-37

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above, including Wachovia Securities, LLC., an affiliate of the Fund's investment advisor. Pursuant to
Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         Wachovia Securities, LLC, an affiliate of the Fund's investment advisor and a member of the New York and American Stock Exchanges, may, effect portfolio transactions on those exchanges for the Fund. Wachovia Securities,LLC, is a wholly owned subsidiary of Wachovia Corporation, the Fund's investment advisor's parent.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.

                                  ORGANIZATION

         The following is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV" applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been

                                      2-38
elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


Code of Ethics

         The Trust and its various investment advisors have each adopted a code of ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act ("Code of Ethics"). Each of these Codes of Ethics permits Fund personnel to invest in securities for their own accounts and is on file with, and available from, the SEC.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of

                                      2-39
voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         In approving the renewal of the existing investment advisory agreement of each Fund, the Board of Trustees reviewed, on a Fund by Fund basis, the management fees and other expenses and compared the data to that of Funds of comparable size and investment objectives in the Lipper peer group. In addition, the Board of Trustees considered its discussions with management on the personnel and resources committed to management of the Fund and the nature and quality of the service provided to the Fund. In reviewing the overall profitability of the management fee to the Fund's investment advisor, the Board of Trustees also considered the fact that affiliates provide transfer agency and administrative services to the Fund for which they receive compensation.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among itself and the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. Evergreen Investment Management Company, LLC (EIMC) is the Fund's investment advisor and manages a portion of the Fund's portfolio. Along with EIMC, the Fund's current Managers, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC also manage portions of the Fund's portfolio.

         The Trust and EIMC have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of Wachovia Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of Wachovia Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

                                      2-40

         The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Dr. Russell A. Salton III, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings. For the fiscal year ended December 31, 2002, the Executive Committee held ten committee meetings. The Executive Committee may solicit suggestions for persons to fill vacancies on the Boards of Trustees from such sources as they deem appropriate, including EIMC. Nominations by shareholders will not be considered. The Trustees will consider such nominations at the next regularly scheduled Board meeting.

         The Trust has an Audit Committee which consists of the Chairman of the Committee, K. Dun Gifford, Charles A. Austin, III, Gerald M. McDonnell and William W. Pettit, each of whom is an Independent Trustee. The purpose of the Audit Committee is to evaluate financial management, meet with the auditors and deal with other matters of a financial nature that it deems appropriate. For the fiscal year ended December 31, 2002, the Audit Committee held four committee meetings.

         The Trust has a Performance Committee which consists of the Chairman of the Committee, Richard J. Shima, Dr. Russell A. Salton, III, Dr. Leroy Keith, David M. Richardson, William W. Pettit and Richard Wagoner. The Performance Committee reviews all activities involving investment-related issues and activities of EIMC and any sub-advisors to the Evergreen funds, reviews the performance of the other service providers to the Evergreen funds, and assesses the performance of the Evergreen funds. For the fiscal year ended December 31, 2002, the Performance Committee held four committee meetings.

         Set forth below are the Trustees of each of the eleven Evergreen Trusts. Unless otherwise indicated, the address for each Trustee is 200 Berkeley Street, Boston, Massachusetts 02116.

Independent Trustees:

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
        Name and            Position    Beginning      Principal Occupations for Last Five         Number of           Other
    Date of Birth            with       Year of                    Years                         Portfolios
                            Trust       Term of                                                  Overseen in      Directorships
                                                                                               Evergreen Funds     held outside
                                                                                                Complex as of      of Evergreen
                                                                                                   12/31/2002       Funds Complex
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Charles A. Austin III       Trustee        1991      Investment Counselor, Anchor Capital             108               None
                                                     Advisors, Inc. (investment advice);
                                                     Director, The Andover Companies
                                                     (insurance); Trustee, Arthritis
                                                     Foundation of New England; Director,
                                                     The Francis Ouimet Society; Former
                                                     Investment Counselor, Appleton
DOB: 10/23/1934                                      Partners, Inc. (investment advice);
                                                     Former Director, Health Development
                                                     Corp. (fitness-wellness centers);
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
K. Dun Gifford              Trustee        1974      Chairman and President, Oldways                  108               None
                                                     Preservation and Exchange Trust
                                                     (education); Trustee, Treasurer and
                                                     Chairman of the Finance Committee,
                                                     Cambridge College; Former Managing
                                                     Partner, Roscommon Capital Corp.;
                                                     Former Chairman of the Board, Director,
DOB: 10/23/1938                                      and Executive Vice President, The
                                                     London Harness Company (leather goods
                                                     purveyor); Former Chairman, Gifford,
                                                     Drescher & Associates (environmental
                                                     consulting); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-41

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner, Stonington Partners, Inc.
                                                     (private investment firm); Trustee of
                                                     Phoenix Series Fund, Phoenix
                                                     Multi-Portfolio Fund, and The Phoenix
                                                     Big Edge Series Fund; Former Chairman                        Trustee,
                                                     of the Board and Chief Executive                             Phoenix Series
                                                     Officer, Carson Products Company                             Fund, Phoenix
Dr. Leroy Keith, Jr.        Trustee        1983      (manufacturing); Former Director of              108         Multi-Portfolio
DOB: 2/14/1939                                       Phoenix Total Return Fund and Equifax,                       Fund, and The
                                                     Inc. (worldwide information                                  Phoenix Big
                                                     management); Former President,                               Edge Series Fund
                                                     Morehouse College; Former Director,
                                                     Mentor Income Fund, Inc.; Former
                                                     Trustee, Mentor Funds and Cash Resource
                                                     Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Gerald M. McDonnell         Trustee        1988      Sales Manager, SMI STEEL Co. - South             108               None
                                                     Carolina (steel producer); Former Sales
                                                     and Marketing Management, Nucor Steel
DOB: 7/14/1939                                       Company; Former Director, Mentor Income
                                                     Fund, Inc.; Former Trustee, Mentor
                                                     Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     Partner and Vice President, Kellam &
                                                     Pettit, P.A. (law firm); Former
William Walt Pettit         Trustee        1984      Director, Mentor Income Fund, Inc.;              108               None
DOB: 8/26/1955                                       Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
David M. Richardson         Trustee        1982      President, Richardson, Runden & Company          108               None
                                                     (recruitment business
                                                     development/consulting company);
                                                     Managing Director, Kennedy Information,
                                                     Inc. (executive recruitment information
                                                     and research company); Trustee, NDI
                                                     Technologies, LLP (communications);
                                                     Director, J&M Cumming Paper Co. (paper
DOB: 9/19/1941                                       merchandising); Columnist, Commerce and
                                                     Industry Association of New Jersey;
                                                     Former Vice Chairman, DHR
                                                     International, Inc. (executive
                                                     recruitment); Former Director, Mentor
                                                     Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
                                                     President/CEO, AccessOne MedCard;
                                                     Former Medical Director, Healthcare
                                                     Resource Associates, Inc.; Former
Dr. Russell A. Salton,                               Medical Director, U.S. Health
III                         Trustee        1984      Care/Aetna Health Services; Former               108               None
DOB: 6/2/1947                                        Director, Mentor Income Fund, Inc.;
                                                     Former Trustee, Mentor Funds and Cash
                                                     Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Michael S. Scofield         Trustee        1984      Attorney, Law Offices of Michael S.              108               None
                                                     Scofield; Former Director, Mentor
DOB: 2/20/1943                                       Income Fund, Inc.; Former Trustee,
                                                     Mentor Funds and Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

                                      2-42

-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------
Richard J. Shima            Trustee        1993      Independent Consultant; Director, Trust          108               None
                                                     Company of CT; Trustee, Saint Joseph
                                                     College (CT); Director of Hartford
                                                     Hospital, Old State House Association;
                                                     Trustee, Greater Hartford YMCA; Former
                                                     Director of Enhance Financial Services,
DOB: 8/11/1939                                       Inc.; Former Director of CTG Resources,
                                                     Inc. (natural gas); Former Director,
                                                     Middlesex Mutual Assurance Company;
                                                     Former Director, Mentor Income Fund,
                                                     Inc.; Former Trustee, Mentor Funds and
                                                     Cash Resource Trust.
-------------------------- ----------- ------------- ----------------------------------------- ------------------ -----------------

Interested Trustee:

------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------
Richard K. Wagoner,        Trustee         1999      Member and Former President, North               108               None
                                                     Carolina Securities Traders
                                                     Association; Member, Financial Analysts
                                                     Society; Former Chief Investment
                                                     Officer, Executive Vice President and
CFA**                                                Head of Capital Management Group, First
DOB: 12/12/1937                                      Union National Bank; Former Consultant
                                                     to the Boards of Trustees
                                                     of the Evergreen funds;
                                                     Former Member, New York
                                                     Stock Exchange; Former
                                                     Trustee, Mentor Funds and
                                                     Cash Resource Trust.
------------------------ ------------- ------------- ----------------------------------------- ------------------ -----------------

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
** Mr. Wagoner is an "interested person" of the funds because of his ownership of shares in Wachovia Corporation, the parent to the funds' investment advisor.

Trustee Ownership of Evergreen funds shares

         Set forth below are the names of the Evergreen funds in which the Trustees are invested, including the dollar range of their investment in each Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2002.

----------------------------- ---------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
          Trustee             Fund                                             Dollar Range of         Range of
                                                                             Investment in Fund     Investments in
                                                                                                    Evergreen Funds
                                                                                                        Complex
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
Charles A. Austin III *       Evergreen Health Care Fund                     $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Dun K. Gifford*               None**
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Leroy Keith, Jr. None
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Capital Growth Fund                  $1-$10,000
Gerald M. McDonnell *                                                                             $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Health Care Fund                     $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Technology Fund                      $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
                                      2-43

----------------------------- ---------------------------------------------- -------------------- --------------------
William Walt Pettit *         Evergreen Aggressive Growth Fund               $1-$10,000           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Emerging Markets Growth Fund         $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Global Leaders Fund                  $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Growth and Income Fund               $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
David M. Richardson           Evergreen Equity Index Fund                    $10,001-$50,000      $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
============================= ============================================== ==================== ====================
============================= ============================================== ==================== ====================
Dr. Russell A. Salton, III * None
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
Michael S. Scofield *         Evergreen Aggressive Growth Fund               $1-$10,000           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Balanced Fund                        $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Core Bond Fund                       $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Equity Index Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Short Intermediate Bond Fund         $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Treasury Money Market Fund           Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $1-$10,000
----------------------------- ---------------------------------------------- -------------------- --------------------
============================= ============================================== ==================== ====================
                              Evergreen Connecticut Municipal Bond Fund      $50,001-$100,000
Richard J. Shima                                                                                  Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen International Growth Fund            $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Tax Strategic Foundation Fund        $50,001-$100,000
============================= ============================================== ==================== ====================
----------------------------- ---------------------------------------------- -------------------- --------------------
Richard K. Wagoner            Evergreen Emerging Growth Fund                 $50,001-$100,000     Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Money Market Fund                    $10,001-$50,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Omega Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Small Cap Value Fund                 Over $100,000
----------------------------- ---------------------------------------------- -------------------- --------------------
----------------------------- ---------------------------------------------- -------------------- --------------------
                              Evergreen Value Fund                           $50,001-$100,000
----------------------------- ---------------------------------------------- -------------------- --------------------

* In addition to the above investment amounts, the Trustee has over $100,000 indirectly invested in certain of the Evergreen funds through Deferred Compensation Plans.
** In January 2003, Mr. Gifford made an investment of $10,001 - $50,000 in the Evergreen Money Market Fund.

       Set forth below are the officers of each of the eleven Evergreen Trusts.

-------------------------------- ------------------------ -------------------------------------------------------------

         Name, Address             Position with Trust              Principal Occupation for Last Five Years
       and Date of Birth

-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Dennis  H. Ferro                 President                President and Chief Investment Officer, Evergreen
401 S. Tryon                                              Investment Company, Inc and Senior Vice President, Wachovia
Charlotte, NC 28288                                       Bank, N.A.
DOB:
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Carol Kosel                      Treasurer                Senior Vice President, Evergreen Investment Services, Inc.
200 Berkeley Street                                       and Treasurer, Vestaur Securities, Inc.
Boston, MA 02116
DOB: 12/25/1963
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------

Michael H. Koonce                Secretary                Senior Vice President and General Counsel, Evergreen
200 Berkeley Street                                       Investment Services, Inc.; Senior Vice President and
Boston, MA 02116                                          Assistant General Counsel, Wachovia Corporation; former
DOB: 4/20/1960                                            Senior Vice President and General Counsel, Colonial
                                                          Management Associates, Inc.; former Vice President and
                                                          Counsel, Colonial Management Associates, Inc.
-------------------------------- ------------------------ -------------------------------------------------------------
-------------------------------- ------------------------ -------------------------------------------------------------
Nimish S. Bhatt                   Vice  President and     Vice  President,  Tax,  BISYS Fund Services;
BISYS                             Assistant  Treasurer    former  Assistant Vice  President,  EAMC/First  Union
3435 Stelzer Road                                         National   Bank;   former  Senior   Tax Consulting/Acting
Columbus, OH                                              Manager, Investment Companies  Group, PricewaterhouseCoopers
43219-8001                                                LLP, New York.
DOB: 6/6/1963
-------------------------------- ------------------------ -------------------------------------------------------------
                                      2-44

-------------------------------- ------------------------ -------------------------------------------------------------

Bryan Haft                       Vice President           Team Leader, Fund Administration, BISYS Fund Services.
BISYS
3435 Stelzer Road Columbus, OH
43219-8001
DOB: 1/23/1965
-------------------------------- ------------------------ -------------------------------------------------------------


                                            CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                      COMPARISON OF LONG-TERM BOND RATINGS

     ================= ================ =============== =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ================= ================ =============== =================================================
     ----------------- ---------------- --------------- -------------------------------------------------

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- -------------------------------------------------
     ----------------- ---------------- --------------- -------------------------------------------------

                       D                DDD/DD/D        In Default
     ================= ================ =============== =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      2-45

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                                      2-46

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                      2-47

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                                      2-48

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

                                      2-49

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      2-50

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                                      2-51

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some of all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization

                                      2-52
process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process: those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC or to short-term ratings (as discussed below) other than F1.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

-- Leading market positions in well-established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.

                                      2-53

S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D  Default. Denotes actual or imminent payment default.

                                      2-54

                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.


                                      2-55

                             EVERGREEN EQUITY TRUST

                                     PART C

Item 23    Exhibits


Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Contained herein

(b)       By-laws                                                Incorporated by reference to
                                                                 Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(c)       Provisions  of  instruments defining  the  rights      Included as part of Exhibits  a and b above
          of  holders of the  securities being registered
          are contained in the Declaration of Trust
          Articles II, III.(6)(c),  VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws  Articles II, III and VIII.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 59 to
          Investment Management Company, LLC                     Registrant's Registration Statement
                                                                 Filed on April 25, 2003

(d)(2)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(3)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and                   Post-Effective Amendment No. 12 to
          First Union National Bank                              Registrants Registration Statement
                                                                 Filed on February 1, 1999

(d)(4)    Portfolio Management Agreement between                 Incorporated by reference to
          Evergreen Investment Management Company, LLC           Post-Effective Amendment No. 46 to
          and Marsico Capital Management, LLC                    Registrant's Registration Statement
                                                                 Filed on September 11, 2002

(d)(5)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC                     Post-Effective Amendment No. 32 to
          and Tattersall Advisory Group, Inc.                    Registrant's Registration Statement
                                                                 Filed on July 26, 2001

(d)(6)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 50 to
          Grantham, Mayo, Van Otterloo & Co.                     Registrant's Registration Statement
          (Evergreen Asset Allocation Fund)                      Filed on November 12, 2002

(d)(7)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 53 to
          Grantham, Mayo, Van Otterloo & Co.                     Registrant's Registration Statement
          (Evergreen Large Cap Value Fund)                       Filed on January 3, 2003

(d)(8)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 59 to
          J.L. Kaplan  Associates,  LLC                          Registrant's Registration Statement
          (Evergreen Mid Cap Value Fund)                         Filed on April 25, 2003

(d)(9)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 59 to
          J.L. Kaplan  Associates,  LLC                          Registrant's Registration Statement
          (Evergreen Small Cap Value Fund II)                    Filed on April 25, 2003

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 58 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 10, 2003

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 58 to
          Services, Inc.                                         Registrant's Registration Statement
                                                                 Filed on March 10, 2003

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 58 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 10, 2003

(e)(4)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(e)(5)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Post-Effective Amendment No. 30
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to Post-Effective
          and State Street Bank and Trust Company                Amendment No. 36 to Registrant's Registration
          (as amended July 2000 and June 2001)                   Statement Filed on February 28, 2002


(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to
          between Registrant and State Street Bank               Post-Effective Amendment No. 58 to
          and Trust Co. (Evergreen Merger and Acquisition        Registrant's Registration Statement
            Fund, Evergreen Mid Cap Value Fund & Evergreen       Filed on March 10, 2003
            Small Cap Value Fund II)

(g)(3)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Post-Effective Amendment No. 54 to
          and Trust Co.                                          Registrant's Registration Statement
                                                                 Filed on January 28, 2003.

(h)(1)    Administration Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Investment                    Post-Effective Amendment No. 58 to
          Services, Inc.                                         Registrant's Registration Statement
                                                                 Filed on March 10, 2003

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Post-Effective
          Registrant and Evergreen Service Company, LLC          Amendment No. 35 Registrant's Registration
                                                                 Statement Filed on January 28, 2002

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 58 to
          Company, LLC (Evergreen Merger & Acquisition Fund,     Registrant's Registration Statement
          Evergreen Mid Cap Value Fund and Evergreen             Filed on March 10, 2003
          Small Cap Value Fund II)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Post-Effective Amendment No. 19
                                                                 Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Sector Funds                                           Amendment No. 36 Registrant's Registration Statement
                                                                 Filed on February 28, 2002

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Balanced Funds                                         Amendment No. 41 to Registrant's Registration Statement
                                                                 Filed on July 29, 2002

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to
          Domestic Equity Funds II                               Post-Effective Amendment No. 51 to
                                                                 Registrant's Registration Statement
                                                                 Filed on November 25, 2002

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Domestic Equity Funds I                                Amendment No. 54 Registrant's Registration
                                                                 Statement Filed on January 28, 2003

(j)(5)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Tax Strategic Funds                                    Amendment No. 55 Registrant's Registration
                                                                 Statement Filed on February 26, 2003

(j)(6)    Consent of Deloitte and Touche LLP                     Incorporated by reference to Post-Effective
          (Evergreen Merger and Acquisition Fund,                Amendment No. 59 Registrant's Registration
           Evergreen Mid Cap Value Fund, and                     Statement Filed on April 25, 2003
           Evergreen Small Cap Value Fund II)

(j)(7)    Consent of PricewaterhouseCoopers LLP                  Contained herein
          (Large Cap Value Fund)

(j)(8)    Consent of PricewaterhouseCoopers LLP                  Contained herein
          (Asset Allocation Fund)

(j)(9)    Consent of KPMG LLP                                    Contained herein
          (Large Cap Value Fund)

(j)(10)   Consent of KPMG LLP                                    Contained herein
          (Asset Allocation Fund)

(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for Class A                          Incorporated by reference to Post-Effective
                                                                 Amendment No. 58 Registrant's Registration
                                                                 Statement Filed on March 10, 2003

(m)(2)    Distribution Plan for Class B                          Incorporated by reference to Post-Effective
                                                                 Amendment No. 58 Registrant's Registration
                                                                 Statement Filed on March 10, 2003

(m)(3)    Distribution Plan for Class C                          Incorporated by reference to Post-Effective
                                                                 Amendment No. 58 Registrant's Registration
                                                                 Statement Filed on March 10, 2003
(n)       Not applicable

(o)       Multiple Class Plan                                    Incorporated by reference to Post-Effective
                                                                 No. 33 to Registrant's Registration Statement
                                                                 Filed on November 28, 2001

(p)(1)    Code of Ethics                                         Incorporated by reference to
                                                                 Post-Effective Amendment No. 33 to
                                                                 Registrant's Registration Statement
                                                                 Filed on November 28, 2001

(p)(2)    Code of Ethics - MFS Institutional Advisors, Inc.      Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(p)(3)    Code of Ethics - OppenheimerFunds, Inc.                Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(p)(4)    Code of Ethics - Marsico Capital Management, LLC       Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 46 to
                                                                 Registrant's Registration Statement
                                                                 Filed on September 11, 2002


(p)(5)    Code of Ethics - Grantham, Mayo, Van Otterloo & Co.    Incorporated by reference to
          (Sub-advisor to Evergreen Asset Allocation Fund        Post-Effective Amendment No. 46 to
          and Evergreen Large Cap Value Fund)                    Registrant's Registration Statement
                                                                 Filed on September 11, 2002

(p)(6)    Code of Ethics - Undiscovered Managers                 Incorporated by reference to
          (Sub-advisor to Evergreen Merger and Acquisition       Post-Effective Amendment No. 58 to
          Fund, Evergreen Mid Cap Value Fund and                 Registrant's Registration Statement
          and Evergreen Small Cap Value Fund II)                 Filed on March 10, 2003


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements, Sub-Advisory Agreements, and Portfolio Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

         All of the above  persons are located at the following  address:
Wachovia Bank, N.A., One Wachovia Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive
                                Officer

Dennis Sheehan                  Director, Chief Financial Officer

William J. Tomko                President

Kevin J. Dell                   Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of June 2003.

                                         EVERGREEN EQUITY TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of June 2003.

/s/ Dennis  H. Ferro              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis  H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Executive Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell          /s/ Russell A. Salton, III MD      /s/ Richard K. Wagoner
-----------------------------    -------------------------------    ---------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard K. Wagoner*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson          /s/ Leroy Keith, Jr.
------------------------------   ------------------------------    ---------------------------------
Michael S. Scofield*              David M. Richardson*             Leroy Keith, Jr.*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

EXHIBIT NO.     EXHIBIT
----------      ------------------------------------------------
(a)             Declaration of Trust

(j)(7)          Consent of PricewaterhouseCoopers LLP
                (Large Cap Value Fund)

(j)(8)          Consent of PricewaterhouseCoopers LLP
                (Asset Allocation Fund)

(j)(9)          Consent of KPMG LLP
                (Large Cap Value Fund)

(j)(10)         Consent of KPMG LLP
                (Asset Allocation Fund)

                       Exhibit (a) - Declaration of Trust

                   AGREEMENT AND DECLARATION OF TRUST


                                   of


                         EVERGREEN EQUITY TRUST




                        a Delaware Business Trust




                      Principal Place of Business:


                           200 Berkeley Street
                      Boston, Massachusetts  02116


                          Agent for Service of
                          Process in Delaware:

                        Corporation Trust Company
                        Corporation Trust Center
                           1209 Orange Street
                       Wilmington, Delaware 19801

                                               TABLE OF CONTENTS


                                      AGREEMENT AND DECLARATION OF TRUST


ARTICLE I               Name and Definitions..............................1

      1.      Name      ..................................................1
      2.      Definitions.................................................1
              (a)       By-Laws...........................................1
              (b)       Certificate of Trust..............................1
              (c)       Class.............................................1
              (d)       Commission........................................2
              (e)       Declaration of Trust..............................2
              (f)       Delaware Act......................................2
              (g)       Interested Person.................................2
              (h)       Adviser(s)........................................2
              (i)       1940 Act..........................................2
              (j)       Person............................................2
              (k)       Principal Underwriter.............................2
              (l)       Series............................................2
              (m)       Shareholder.......................................2
              (n)       Shares............................................2
              (o)       Trust.............................................2
              (p)       Trust Property....................................2
              (q)       Trustees..........................................2

ARTICLE II              Purpose of Trust..................................3

ARTICLE III             Shares............................................3

      1.      Division of Beneficial Interest.............................3
      2.      Ownership of Shares.........................................4
      3.      Transfer of Shares..........................................4
      4.      Investments in the Trust....................................5
      5.      Status of Shares and Limitation of Personal
        Liability.........................................................5
      6.      Establishment, Designation, Abolition or
              Termination, etc. of Series or Class........................5
              (a)       Assets Held with Respect to a
             Particular Series............................................5
              (b)       Liabilities Held with Respect to a
             Particular Series............................................6
              (c)       Dividends, Distributions, Redemptions,
                        and Repurchases...................................7
              (d)       Equality..........................................7
              (e)       Fractions.........................................7
              (f)       Exchange Privilege................................7
              (g)       Combination of Series.............................7

ARTICLE IV              Trustees..........................................8

      1.      Number, Election, and Tenure................................8
      2.      Effect of Death, Resignation, etc. of a Trustee.............8
      3.      Powers......................................................9
      4.      Payment of Expenses by the Trust............................12
      5.      Payment of Expenses by Shareholders.........................13
      6.      Ownership of Assets of the Trust............................13
      7.      Service Contracts...........................................13
      8.      Trustees and Officers as Shareholders.......................14
      9.      Compensation................................................15

ARTICLE V               Shareholders' Voting Powers and Meetings..........15

      1.      Voting Powers, Meetings, Notice and Record Dates............15
      2.      Quorum and Required Vote....................................15
      3.      Record Dates................................................16
      4.      Additional Provisions.......................................16

ARTICLE VI              Net Asset Value, Distributions and
                        Redemptions.......................................16

      1.      Determination of Net Asset Value, Net Income
              and Distributions...........................................16
      2.      Redemptions and Repurchases.................................16

ARTICLE VII             Limitation of Liability; Indemnification..........17
      1.      Trustees, Shareholders, etc. Not Personally
              Liable; Notice..............................................17
      2.      Trustees' Good Faith Action; Expert Advice;
              No Bond or Surety...........................................18
      3.      Indemnification of Shareholders.............................19
      4.      Indemnification of Trustees, Officers, etc..................19
      5.      Compromise Payment..........................................20
      6.      Indemnification Not Exclusive, etc..........................20
      7.      Liability of Third Persons Dealing with Trustees............20
      8.      Insurance...................................................21

ARTICLE VIII            Miscellaneous

      1.      Termination of the Trust or Any Series or Class.............21
      2.      Reorganization..............................................21
      3.      Amendments..................................................22
      4.      Filing of Copies; References; Headings......................23
      5.      Applicable Law..............................................23
      6.      Provisions in Conflict with Law or Regulations..............24
      7.      Business Trust Only.........................................24

                                      AGREEMENT AND DECLARATION OF TRUST

                                            EVERGREEN EQUITY TRUST




         THIS AGREEMENT AND DECLARATION OF TRUST is made and entered into as of the date set forth below by the Trustees named hereunder for the purpose of forming a Delaware business trust in accordance with the provisions hereinafter set forth.

         NOW, THEREFORE, the Trustees hereby direct that the Certificate of Trust be filed with the Office of the Secretary of State of the State of Delaware and do hereby declare that the Trustees will hold IN TRUST all cash, securities, and other assets which the Trust now possesses or may hereafter acquire from time to time in any manner and manage and dispose of the same upon the following terms and conditions for the benefit of the holders of Shares of this Trust.

                                                   ARTICLE I

                                             Name and Definitions

         Section 1. Name. This Trust shall be known as Evergreen Equity Trust and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

         Section 2. Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

         (a) "Adviser(s)" means a party or parties furnishing services to the Trust pursuant to any investment advisory or investment management contract described in Article IV, Section 6(a) hereof;

         (b) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time, which By-Laws are expressly herein incorporated by reference as part of the "governing instrument" within the meaning of the Delaware Act;

         (c) "Certificate of Trust" means the certificate of trust, as amended or restated from time to time, filed by the Trustees in the Office of the Secretary of State of the State of Delaware in accordance with the Delaware Act;

         (d) "Class" means a class of Shares of a Series of the Trust established in accordance with the provisions of Article III hereof;

         (e)  "Commission"  shall have the  meaning  given such term in the 1940
Act;

         (f) "Declaration of Trust" means this Agreement and Declaration of Trust, as amended or restated from time to time;

         (g) "Delaware Act" means the Delaware Business Trust Act, 12 Del. C. ss.ss. 3801 et seq., as amended from time to time;

         (h) "Interested Person" shall have the meaning given it in Section 2(a)(19) of the 1940 Act;

         (i) "1940 Act" means the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time;

         (j) "Person" means and includes individuals, corporations, partnerships, trusts, associations, joint ventures, estates, and other entities, whether or not legal entities, and governments and agencies and political subdivisions thereof, whether domestic or foreign;

         (k) "Principal Underwriter" shall have the meaning given such term in the 1940 Act;

         (l) "Series" means each Series of Shares established and designated under or in accordance with the provisions of Article III hereof; and where the context requires or where appropriate, shall be deemed to include "Class" or "Classes";

         (m) "Shareholder" means a record owner of outstanding Shares;

         (n) "Shares" means the shares of beneficial interest into which the beneficial interest in the Trust shall be divided from time to time and includes fractions of Shares as well as whole Shares;

         (o) "Trust" means the Delaware Business Trust established under the Delaware Act by this Declaration of Trust and the filing of the Certificate of Trust in the Office of the Secretary of State of the State of Delaware;

         (p) "Trust Property" means any and all property, real or personal, tangible or intangible, which is from time to time owned or held by or for the account of the Trust; and

          (q) "Trustees" means the Person or Persons who have signed this Declaration of Trust and all other Persons who may from time to time be duly elected or appointed to serve as Trustees in accordance with the provisions hereof, in each case so long as such Person shall continue in office in accordance with the terms of this Declaration of Trust, and reference herein to a Trustee or the Trustees shall refer to such Person or Persons in his or her or their capacity as Trustees hereunder.

                                                  ARTICLE II

                                               Purpose of Trust

         The purpose of the Trust is to conduct, operate and carry on the business of an investment company registered under the 1940 Act through one or more Series and to carry on such other business as the Trustees may from time to time determine. The Trustees shall not be limited by any law limiting the investments which may be made by fiduciaries.

                                                  ARTICLE III

                                                    Shares

         Section 1. Division of Beneficial Interest. The beneficial interest in the Trust shall be divided into one or more Series. The Trustees may divide each Series into Classes. Subject to the further provisions of this Article III and any applicable requirements of the 1940 Act, the Trustees shall have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the Shareholders of any Series or Class thereof, (i) to divide the beneficial interest in each Series or Class thereof into Shares, with or without par value as the Trustees shall determine, (ii) to issue Shares without limitation as to number (including fractional Shares) to such Persons and for such amount and type of consideration, including cash or securities, subject to any restriction set forth in the By-Laws, at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish and designate and to change in any manner any Series or Class thereof and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each Series or Class thereof as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing Series or Class thereof and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iv) to divide or combine the Shares of any Series or Class thereof into a greater or lesser number without thereby materially changing the proportionate beneficial interest of the Shares of such Series or Class thereof in the assets held with respect to that Series, (v) to classify or reclassify any issued Shares of any Series or Class thereof into shares of one or more Series or Classes thereof; (vi) to change the name of any Series or Class thereof; (vii) to abolish or terminate any one or more Series or Classes thereof; (viii) to refuse to issue Shares to any Person or class of Persons; and (ix) to take such other action with respect to the Shares as the Trustees may deem desirable.

         Subject to the distinctions permitted among Classes of the same Series as established by the Trustees, consistent with the requirements of the 1940 Act, each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series, and each holder of Shares of a Series shall be entitled to receive such Shareholder's pro rata share of distributions of income and capital gains, if any, made with respect to such Series and upon redemption of the Shares of any Series, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

         All references to Shares in this Declaration of Trust shall be deemed to be Shares of any or all Series or Classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust and each Class thereof, except as the context otherwise requires.

         All Shares issued hereunder, including, without limitation, Shares issued in connection with a dividend or other distribution in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable. Except as otherwise provided by the Trustees, Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

     Section 2. Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or those of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series or Class of the Trust. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the transfer of Shares of each Series or Class of the Trust and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to the identity of the Shareholders of each Series or Class of the Trust and as to the number of Shares of each Series or Class of the Trust held from time to time by each Shareholder.

         Section 3. Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the books of the Trust only by the record holder thereof or by his or her duly authorized agent upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, and subject to any further requirements specified by the Trustees or contained in the By-Laws, the transfer shall be recorded on the books of the Trust. Until a transfer is so recorded, the holder of record of Shares shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar or any officer, employee, or agent of the Trust, shall be affected by any notice of a proposed transfer.

         Section 4. Investments in the Trust. Investments may be accepted by the Trust from Persons, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

         Section 5. Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof. The death, incapacity, dissolution, termination, or bankruptcy of a Shareholder during the existence of the Trust shall not operate to terminate the Trust, nor entitle the representative of any such Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of such Shareholder under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or any right to call for a participation or division of the same or for an accounting, nor shall the ownership of Shares constitute the

Shareholders as partners. No Shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series. Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided herein, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

         Section 6. Establishment, Designation, Abolition or Termination etc. of Series or Class. The establishment and designation of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that sets forth such establishment and designation and the relative rights and preferences of such Series or Class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution. The abolition or termination of any Series or Class of Shares of the Trust shall be effective upon the adoption by a majority of the Trustees then in office of a resolution that abolishes or terminates such Series or Class.

         Shares of each Series or Class of the Trust established pursuant to this Article III, unless otherwise provided in the resolution establishing such Series or Class, shall have the following relative rights and preferences:

         (a) Assets Held with Respect to a Particular Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived (including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be) shall irrevocably be held separate with respect to that Series for all purposes, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, (including, without limitation) any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds), in whatever form the same may be, are herein referred to as "assets held with respect to" that Series. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets held with respect to any particular Series (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series in such manner and on such basis as the Trustees, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series shall be held with respect to that Series. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes. Separate and distinct records shall be maintained for each Series and the assets held with respect to each Series shall be held and accounted for separately from the assets held with respect to all other Series and the General Assets of the Trust not allocated to such Series.

         (b) Liabilities Held with Respect to a Particular Series. The assets of the Trust held with respect to each particular Series shall be charged against the liabilities of the Trust held with respect to that Series and all expenses, costs, charges, and reserves attributable to that Series, except that liabilities and expenses allocated solely to a particular Class shall be borne by that Class. Any general liabilities of the Trust which are not readily identifiable as being held with respect to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. All liabilities, expenses, costs, charges, and reserves so charged to a Series or Class are herein referred to as "liabilities held with respect to" that Series or Class. Each allocation of liabilities, expenses, costs, charges, and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes. Without limiting the foregoing, but subject to the right of the Trustees to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets held with respect to such Series only and not against the assets of the Trust generally or against the assets held with respect to any other Series. Notice of this contractual limitation on liabilities among Series may, in the Trustees' discretion, be set forth in the Certificate of Trust and upon the giving of such notice in the Certificate of Trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on liabilities among Series (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each

Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, with respect to that Series. No Shareholder or former
Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

          (c) Dividends, Distributions. Redemptions, and Repurchases. Notwithstanding any other provisions of this Declaration of Trust, including, without limitation, Article Vl, no dividend or distribution, including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class with respect to, nor any redemption or repurchase of, the Shares of any Series or Class, shall be effected by the Trust other than from the assets held with respect to such Series, nor shall any Shareholder or any particular Series or Class otherwise have any right or claim against the assets held with respect to any other Series except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital, and each such determination and allocation shall be conclusive and binding upon the Shareholders.

         (d) Equality. All the Shares of each particular Series shall represent an equal proportionate interest in the assets held with respect to that Series (subject to the liabilities held with respect to that Series or Class thereof and such rights and preferences as may have been established and designated with respect to any Class within such Series), and each Share of any particular Series shall be equal to each other Share of that Series. With respect to any Class of a Series, each such Class shall represent interests in the assets held with respect to that Series and shall have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class.

         (e) Fractions. Any fractional Share of a Series or Class thereof shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series of Shares or Class of Shares of the Trust or of other investment companies registered under the 1940 Act in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class unless otherwise required by applicable law, to combine the assets and liabilities held with respect to any two or more Series or Classes into assets and liabilities held with respect to a single Series or Class.

                                                  ARTICLE IV

                                                   Trustees

     Section 1. Number, Election and Tenure. The number of Trustees shall initially be 12, who shall be Laurence B. Ashkin, Charles A. Austin, III, K. Dun Gifford, James S. Howell, Leroy Keith, Jr., Gerald M. McDonnell, Thomas L.
McVerry, David M. Richardson, Russell A. Salton, III, Michael S. Scofield, Richard J. Shima, and William W. Pettit (each, an "Initial Trustee"). Thereafter, the number of Trustees shall at all times be at least one and no more than such number as determined, from time to time, by the Trustees pursuant to Section 3 of this Article IV. Additional Trustees (each, a "New Trustee") may be appointed bu the Trustees to fill any vacancy, subject to the requirements of the 1940 Act, or may be elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose. Each Initial Trustee shall serve during the lifetime of the Trust until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each New Trustee shall serve for an initial term of three years, and, if thereafter re-appointed by at least two-thirds of the number of the Trustees then holding office or elected by Shareholders at any meeting of Shareholders called by the Trustees for that purpose, shall serve during the lifetime of the Trust or, in either case, until he or she dies, resigns, has reached any mandatory retirement age as set by the Trustees, is declared bankruptor incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner; until the next meeting of Shareholders caled for the purpose of electing Trustees and until the election and qualification of his or her successor. In the event that less than a majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall take such actions as may be necessary under applicable law for the election of Trustees. Any Trustee may resign at any time by written instrument signed by him or her and delivered to any officer of the Trust or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal. The Shareholders may elect Trustees at any meeting of Shareholders called by the Trustees for that purpose. Any Trustee may be removed at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust.

         Section 2. Effect of Death. Resignation. etc. of a Trustee. The death, declination to serve, resignation, retirement, removal or incapacity of one or more Trustees, or all of them, shall not operate to annul the Trust or to revoke any existing agency created pursuant to the terms of this Declaration of Trust. Whenever there shall be fewer than the designated number of Trustees, until additional Trustees are elected or appointed as provided herein to bring the total number of Trustees equal to the designated number, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration of Trust. As conclusive evidence of such vacancy, a written instrument certifying the existence of such vacancy may be executed by an officer of the Trust or by a majority of the Trustees. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust's Adviser(s) are empowered to appoint new Trustees subject to the provisions of the 1940 Act.

         Section 3. Powers. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustees, and the Trustees shall have all powers necessary or convenient to carry out that responsibility including the power to engage in transactions of all kinds on behalf of the Trust as described in this Declaration of Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with this Declaration of Trust providing for the management of the affairs of the Trust and may amend and repeal such By-Laws to the extent that such By-Laws do not reserve that right to the Shareholders; enlarge or reduce the number of Trustees; remove any Trustee with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective, and fill vacancies caused by enlargement of their number or by the death, resignation, retirement or removal of a Trustee; elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and establish and terminate one or more committees, consisting of two or more Trustees, that may exercise the powers and authority of the Board of Trustees to the extent that the Trustees so determine; employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; employ an administrator for the Trust and may authorize such administrator to employ subadministrators; employ an investment adviser or investment advisers to the Trust and may authorize such Advisers to employ subadvisers; retain a transfer agent or a shareholder servicing agent, or both; provide for the issuance and distribution of Shares by the Trust directly or through one or more Principal Underwriters or otherwise; redeem, repurchase and transfer Shares pursuant to applicable law; set record dates for the determination of Shareholders with respect to various matters; declare and pay dividends and distributions to Shareholders of each Series from the assets of such Series; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian, transfer or shareholder servicing agent, or Principal Underwriter. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Declaration of Trust, the presumption shall be in favor of a grant of power to the Trustees. Unless otherwise specified herein or in the By-Laws or required by law, any action by the Trustees shall be deemed effective if approved or taken by a majority of the Trustees present at a meeting of Trustees at which a quorum of Trustees is present, within or without the State of Delaware.

         Without limiting the foregoing, the Trustees shall have the power and authority to cause the Trust (or to act on behalf of the Trust):

          (a) To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, without limitation, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial papers, repurchase agreements, bankers' acceptances, and other securities of any kind, issued, created, guaranteed, or sponsored by any and all Persons, including without limitation, states, territories, and possessions of the United States and the District of Columbia and any political subdivision, agency, or instrumentality thereof, any foreign government or any political subdivision of the United States Government or any foreign government, or any international instrumentality, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in "when issued" contracts for any such securities, to change the investments of the assets of the Trust; and to exercise any and all rights, powers, and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons to exercise any of said rights, powers, and privileges in respect of any of said instruments;

         (b) To sell, exchange, lend, pledge, mortgage, hypothecate, lease, or write options (including, options on futures contracts) with respect to or otherwise deal in any property rights relating to any or all of the assets of the Trust or any Series;

         (c) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property; and to execute and deliver proxies or powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities or property as the Trustees shall deem proper;

         (d) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;

         (e) To hold any security or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in its own name or in the name of a custodian or subcustodian or a nominee or nominees or otherwise;

         (f) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or issuer of any security which is held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer; and to pay calls or subscriptions with respect to any security held in the Trust;

         (g) To join with other security holders in acting through a committee, depositary, voting trustee or otherwise, and in that connection to deposit any security with, or transfer any security to, any such committee, depositary or trustee, and to delegate to them such power and authority with relation to any security (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depositary or trustee as the Trustees shall deem proper;

         (h) To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including, but not limited to, claims for taxes;

         (i) To enter into joint ventures, general or limited partnerships and any other combinations or associations;

         (j) To borrow funds or other property in the name of the Trust exclusively for Trust purposes and in connection therewith to issue notes or other evidences of indebtedness; and to mortgage and pledge the Trust Property or any part thereof to secure any or all of such indebtedness;

         (k) To endorse or guarantee the payment of any notes or other obligations of any Person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust Property or any part thereof to secure any of or all of such obligations;

         (l) To purchase and pay for entirely out of Trust Property such insurance as the Trustees may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust or payment of distributions and principal on its portfolio investments, and insurance polices insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters, or independent contractors of the Trust, individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person as Trustee, officer, employee, agent, investment adviser, principal underwriter, or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against liability;

         (m) To adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans and trusts, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

         (n) To operate as and carry out the business of an investment company, and exercise all the powers necessary or appropriate to the conduct of such operations;

         (o)      To enter into contracts of any kind and description;

         (p) To employ as custodian of any assets of the Trust one or more banks, trust companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

         (q) To employ auditors, counsel or other agents of the Trust, subject to any conditions set forth in this Declaration of Trust or in the By-Laws;

         (r) To interpret the investment policies, practices, or limitations of any Series or Class;

         (s) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes, and with separate Shares representing beneficial interests in such Series, and to establish separate Classes, all in accordance with the provisions of Article III;

         (t) To the full extent permitted by the Delaware Act, to allocate assets, liabilities and expenses of the Trust to a particular Series and Class or to apportion the same between or among two or more Series or Classes, provided that any liabilities or expenses incurred by a particular Series or Class shall be payable solely out of the assets belonging to that Series or Class as provided for in Article III;

         (u) To invest all of the assets of the Trust, or any Series or any Class thereof in a single investment company;

         (v) Subject to the 1940 Act, to engage in any other lawful act or activity in which a business trust organized under the Delaware Act may engage.

         The Trust shall not be limited to investing in obligations maturing before the possible termination of the

Trust or one or more of its Series. The Trust shall not in any way be bound or limited by any present or future law or custom in regard to investment by fiduciaries. The Trust shall not be required to obtain any court order to deal with any assets of the Trust or take any other action hereunder.

         Section 4. Payment of Expenses by the Trust. The Trustees are authorized to pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, Advisers, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and such other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with Article III, Section 6 hereof.


         Section 5. Payment of Expenses by Shareholders. The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series, to pay directly, in advance or arrears, expenses of the Trust as described in Section 4 of this Article IV ("Expenses"), in an amount fixed from time to time by the Trustees, by setting off such Expenses due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such Expenses due from such Shareholder, provided that the direct payment of such Expenses by Shareholders is permitted under applicable law.


         Section 6. Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trust, except that the Trustees shall have power to cause legal title to any Trust Property to be held by or in the name of one or more of the Trustees, or in the name of the Trust, or in the name of any other Person as nominee, on such terms as the Trustees may determine. The right, title and interest of the Trustees in the Trust Property shall vest automatically in each Person who may hereafter become a Trustee. Upon the resignation, removal or death of a Trustee, he or she shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust property shall vest automatically in the remaining Trustees. Such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

         Section 7.                 Service Contracts.

         (a) Subject to such requirements and restrictions as may be set forth under federal and/or state law and in the By-Laws, including, without limitation, the requirements of Section 15 of the 1940 Act, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory, management and/or administrative services for the Trust or for any Series (or Class thereof) with any Person and any such contract may contain such other terms as the Trustees may determine, including, without limitation, authority for the Adviser(s) or administrator to delegate certain or all of its duties under such contracts to other qualified investment advisers and administrators and to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments, or such other activities as may specifically be delegated to such party.

         (b) The Trustees may also, at any time and from time to time, contract with any Person, appointing such Person exclusive or nonexclusive distributor or Principal Underwriter for the Shares of one or more of the Series (or Classes) or other securities to be issued by the Trust.

          (c) The Trustees are also empowered, at any time and from time to time, to contract with any Person, appointing such Person or Persons the custodian, transfer agent and/or shareholder servicing agent for the Trust or one or more of its Series.

          (d) The Trustees are further empowered, at any time and from time to time, to contract with any Person to provide such other services to the Trust or one or more of the Series, as the Trustees determine to be in the best interests of the Trust and the applicable Series.

          (e)     The fact that:

                  (i) any of the Shareholders, Trustees, or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, Adviser,

                           Principal Underwriter, distributor, or affiliate or agent of or for any Person, or for any parent or affiliate of any Person with which an advisory, management, or administration contract, or Principal Underwriter's or distributor's contract, or transfer agent, shareholder servicing agent or other type of service contract may have been or may hereafter be made, or that any such organization, or any parent or affiliate thereof, is a Shareholder or has an interest in the Trust; or that

                  (ii) any Person with which an advisory, management, or administration contract or Principal Underwriter's or distributor's contract, or transfer agent or shareholder servicing agent contract may have been or may hereafter be made also has an advisory, management, or administration contract, or Principal Underwriter's or distributor's or other service contract with one or more other Persons, or has other business or interests, shall not affect the validity of any such contract or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same, or create any liability or accountability to the Trust or its shareholders.

         Section 8. Trustees and Officers as Shareholders. Any Trustee, officer or agent of the Trust may acquire, own and dispose of Shares to the same extent as if he or she were not a Trustee, officer or agent; and the Trustees may issue and sell and cause to be issued and sold Shares to, and redeem such Shares from, any such Person or any firm or company in which such Person is interested, subject only to the general limitations contained herein or in the By-Laws relating to the sale and redemption of such Shares.

         Section 9. Compensation. The Trustees in such capacity shall be entitled to reasonable compensation from the Trust and they may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any Trustee for advisory, management, legal, accounting, investment banking or other services and payment for such services by the Trust.

                                                   ARTICLE V

                                   Shareholders' Voting Powers and Meetings

         Section 1. Voting Powers. Meetings. Notice. and Record Dates. The Shareholders shall have power to vote only: (i) for the election or removal of Trustees as provided in Article IV, Section 1 hereof, and (ii) with respect to such additional matters relating to the Trust as may be required by applicable law, this Declaration of Trust, the By-Laws or any registration statement of the Trust with the Commission (or any successor agency) or as the Trustees may consider necessary or desirable. Shareholders shall be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value per Share for each Share held, as to any matter on which the Share is entitled to vote. Notwithstanding any other provision of this Declaration of Trust, on any matters submitted to a vote of the Shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, Shares shall be voted by individual Series; (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Series, then only Shareholders of such Series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the Shareholders of such Class or Classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy may be given in writing. The By-Laws may provide that proxies may also, or may instead, be given by an electronic or telecommunications device or in any other manner. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by the Shareholders. Meetings of the Shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-Laws.

         Section 2. Quorum and Required Vote. Except when a larger quorum is required by applicable law, by the By-Laws or by this Declaration of Trust, twenty-five percent (25%) of the Shares issued and outstanding shall constitute a quorum at a Shareholders' meeting but any lesser number shall be sufficient for adjourned sessions. When any one or more Series (or Classes) is to vote as a single Series (or Class) separate from any other Shares, twenty-five percent (25%) of the Shares of each such Series (or Class) issued and outstanding shall constitute a quorum at a Shareholders' meeting of that Series (or Class). Except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by applicable law, when a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality of the Shares voted shall elect a Trustee, provided that where any provision of law or of this Declaration of Trust requires that the holders of any Series shall vote as a Series (or that holders of a Class shall vote as a Class), then a majority of the Shares of that Series (or Class) voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series (or Class) is concerned.

         Section 3. Record Dates. For the purpose of determining the Shareholders of any Series (or Class) who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a date, which shall be before the date for the payment of such dividend or such other payment, as the record date for determining the Shareholders of such Series (or Class) having the right to receive such dividend or distribution. Without fixing a record date, the Trustees may for distribution purposes close the register or transfer books for one or more Series (or Classes) at any time prior to the payment of a distribution. Nothing in this Section shall be construed as precluding the Trustees from setting different record dates for different Series (or Classes).

         Section 4. Additional Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters.

                                                  ARTICLE VI

                                Net Asset Value, Distributions and Redemptions

         Section 1. Determination of Net Asset Value, Net Income and Distributions. Subject to applicable law and Article III, Section 6 hereof, the Trustees, in their absolute discretion, may prescribe and shall set forth in the By-Laws or in a duly adopted vote of the Trustees such bases and time for determining the per Share or net asset value of the Shares of any Series or Class or net income attributable to the Shares of any Series or Class, or the declaration and payment of dividends and distributions on the Shares of any Series or Class, as they may deem necessary or desirable.

         Section 2.                 Redemptions and Repurchases.

         (a) The Trust shall purchase such Shares as are offered by any Shareholder for redemption, upon the presentation of a proper instrument of transfer together with a request directed to the Trust, or a Person designated by the Trust, that the Trust purchase such Shares or in accordance with such other procedures for redemption as the Trustees may from time to time authorize; and the Trust will pay therefor the net asset value thereof as determined by the Trustees (or on their behalf), in accordance with any applicable provisions of the By-Laws, any registration statement of the Trust and applicable law. Unless extraordinary circumstances exist, payment for said Shares shall be made by the Trust to the Shareholder in accordance with the 1940 Act and any rules and regulations thereunder or as otherwise required by the Commission. The obligation set forth in this Section 2(a) is subject to the provision that, during any emergency which makes it impracticable for the Trust to dispose of the investments of the applicable Series or to determine fairly the value of the net assets held with respect to such Series, such obligation may be suspended or postponed by the Trustees. In the case of a suspension of the right of redemption as provided herein, a Shareholder may either withdraw the request for redemption or receive payment based on the net asset value per share next determined after the termination of such suspension.

         (b) The redemption price may in any case or cases be paid wholly or partly in kind if the Trustees determine that such payment is advisable in the interest of the remaining Shareholders of the Series or Class thereof for which the Shares are being redeemed. Subject to the foregoing, the fair value, selection and quantity of securities or other property so paid or delivered as all or part of the redemption price may be determined by or under authority of the Trustees. In no case shall the Trust be liable for any delay of any Adviser or other Person in transferring securities selected for delivery as all or part of any payment-in-kind.

         (c) If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Shares of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code of 1986, as amended (or any successor statute thereof), then the Trustees shall have the power (but not the obligation) by such means as they deem equitable (i) to call for the redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification, (ii) to refuse to transfer or issue Shares of any Series or Class thereof to such Person whose acquisition of the Shares in question would result in such disqualification, or (iii) to take such other actions as they deem necessary and appropriate to avoid such disqualification. Any such redemption shall be effected at the redemption price and in the manner provided in this Article
VI.

         (d) The holders of Shares shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), or to comply with the requirements of any other taxing authority.

                                                  ARTICLE VII

                                   Limitation of Liability; Indemnification

         Section 1. Trustees, Shareholders, etc. Not Personally Liable; Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 4 of this Article VII, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or the discharge of his or her functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust (or if the matter relates only to a particular Series, that of such Series), for the payment or performance thereof.

         The Trustees may provide that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of State of the State of Delaware and may recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of any instrument made or issued by the Trustees or by any officer of officers of the Trust are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be. The omission of any statement to such effect from such instrument shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually, or to subject the assets of any Series to the obligations of any other Series.

         Section 2. Trustees' Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. Subject to Section 4 of this Article VII, a Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Adviser, administrator, distributor or Principal Underwriter, custodian or transfer agent, dividend disbursing agent, shareholder servicing agent or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party employed by the Trust. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

     Section 3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

         Section 4. Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 4, the Trust shall indemnify (from the assets of one or more Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; or
(ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Trust as defined in the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article VII and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         Section 5. Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4 of this
Article VII, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (i) by a majority of a quorum of the Disinterested Trustees or (ii) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (i) or by independent legal counsel pursuant to clause (ii) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with either of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office.

     Section 6. Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VII shall not be exclusive of or affect any other rights to which any such Covered Person or shareholder may be entitled. As used in this Article VII, a "disinterested" Person is one against whom none of the actions, suits or other proceedings in question, and no other action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VII shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other Persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such Person.

         Section 7. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

         Section 8. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust.

                                                 ARTICLE VIII

                                                 Miscellaneous

     Section 1. Termination of the Trust or Any Series or Class.

         (a) Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trustees in their sole discretion may terminate the Trust.

         (b) Upon the requisite action by the Trustees to terminate the Trust or any one or more Series of Shares or any Class thereof, after paying or otherwise providing for all charges, taxes, expenses, and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or any Class thereof as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees may consider appropriate reduce the remaining assets of the Trust or of the affected Series or Class to distributable form in cash or Shares (if any Series remain) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Series or Classes involved, ratably according to the number of Shares of such Series or Class held by the Shareholders of such Series or Class on the date of distribution. Thereupon, the Trust or any affected Series or Class shall terminate and the Trustees and the Trust shall be discharged from any and all further liabilities and duties relating thereto or arising therefrom, and the right, title, and interest of all parties with respect to the Trust or such Series or Class shall be canceled and discharged.

         (c) Upon termination of the Trust, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's Certificate of Trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.

         Section 2.                 Reorganization.

         (a) Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law, (i) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (ii) cause any one or more Series (or Classes) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Series (or Classes) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations, (iii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law or (iv) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction.

         (b) Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Declaration of Trust, an agreement of merger or consolidation or exchange or transfer of assets and liabilities approved by the Trustees in accordance with this Section 2 may (i) effect any amendment to the governing instrument of the Trust or (ii) effect the adoption of a new governing instrument of the Trust if the Trust is the surviving or resulting trust in the merger or consolidation.

         (c) The Trustees may create one or more business trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series or classes thereof.

         Section 3. Amendments. Except as specifically provided in this Section 3, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V,
Section 1 hereof, (ii) any amendment to this Section 3 of Article VIII; (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance provided by Article VII hereof with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIl hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without Shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

     Section 4. Filing of Copies; References; Headings. The original or a copy of this instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any

Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such restatements and/or amendments have been made and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such restatements and/or amendments. In this instrument and in any such restatements and/or amendments, references to this instrument, and all expressions such as "herein," "hereof," and "hereunder," shall be deemed to refer to this instrument as amended or affected by any such restatements and/or amendments. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. Whenever the singular number is used herein, the same shall include the plural; and the neuter, masculine and feminine genders shall include each other, as applicable. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

         Section 5.                 Applicable Law.

         (a) The Trust is created under, and this Declaration of Trust is to be governed by, and construed and enforced in accordance with, the laws of the State of Delaware. The Trust shall be of the type commonly called a business trust, and without limiting the provisions hereof, the Trust specifically reserves the right to exercise any of the powers or privileges afforded to business trusts or actions that may be engaged in by business trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege, or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

         (b) Notwithstanding the first sentence of Section 5(a) of this Article VIII, there shall not be applicable to the Trust, the Trustees, or this Declaration of Trust either the provisions of Section 3540 of Title 12 of the Delaware Code or any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts that relate to or regulate: (i) the filing with any court or governmental body or agency of Trustee accounts or schedules of trustee fees and charges; (ii) affirmative requirements to post bonds for trustees, officers, agents, or employees of a trust; (iii) the necessity for obtaining a court or other governmental approval concerning the acquisition, holding, or disposition of real or personal property; (iv) fees or other sums applicable to trustees, officers, agents or employees of a trust; (v) the allocation of receipts and expenditures to income or principal; (vi) restrictions or limitations on the permissible nature, amount, or concentration of trust investments or requirements relating to the titling, storage, or other manner of holding of trust assets; or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers or liabilities or authorities and powers of trustees that are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Declaration of Trust; or (viii) activities similar to those referenced in the foregoing items (i) through (vii).

         Section 6.    Provisions in Conflict with Law or Regulations.

         (a) The provisions of this Declaration of Trust are severable, and if the Trustees shall determine, with the advice of counsel, that any such provision is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code of 1986, as amended (or any successor statute thereto), and the regulations thereunder, the Delaware Act or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Declaration of Trust; provided, however, that such decision shall not affect any of the remaining provisions of this Declaration of Trust or render invalid or improper any action taken or omitted prior to such determination.

         (b) If any provision of this Declaration of Trust shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall, not in any manner affect such provision in any other jurisdiction or any other provision of this Declaration of Trust in any jurisdiction.

         Section 7. Business Trust Only. It is the intention of the Trustees to create a business trust pursuant to the Delaware Act. It is not the intention of the Trustees to create a general partnership, limited partnership, joint stock association, corporation, bailment, or any form of legal relationship other than a business trust pursuant to the Delaware Act. Nothing in this Declaration of Trust shall be construed to make the Shareholders, either by themselves or with the Trustees, partners, or members of a joint stock association.

         IN WITNESS WHEREOF, the Trustees named below do hereby make and enter into this Agreement and Declaration of Trust as of the 18th day of September, 1997.



/s/ Laurence B. Ashkin                      /s/ Thomas L. McVerry
Laurence B. Ashkin                          Thomas L. McVerry
Trustee and not individually                Trustee and not individually



/s/ Charles A. Austin, III                  /s/ David M. Richardson
Charles A. Austin, III                      David M. Richardson
Trustee and not individually                Trustee and not individually



/s/ K. Dun Gifford                          /s/ Russell A. Salton, III
K. Dun Gifford                              Russell A. Salton, III
Trustee and not individually                Trustee and not individually



/s/ James S. Howell                         /s/ Michael S. Scofield
James S. Howell                             Michael S. Scofield
Trustee and not individually                Trustee and not individually



/s/ Leroy Keith, Jr.                        /s/ Richard J. Shima
Leroy Keith, Jr.                            Richard J. Shima
Trustee and not individually                Trustee and not individually



/s/ Gerald M. McDonnell                     /s/ William W. Pettit
Gerald M. McDonnell                         William W. Pettit
Trustee and not individually                Trustee and not individually

                      THE PRINCIPAL PLACE OF BUSINESS
                              OF THE TRUST IS:
                            200 Berkeley Street
                        Boston, Massachusetts 02116

                Ex. (j)(7) Consent of PricewaterhouseCoopers LLP
                             (Large Cap Value Fund)

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the inclusion in this Registration Statement on Form N-1A of our report dated April 8, 2002, relating to the financial statement and financial highlights which appear in the February 28, 2003 Annual Report to Shareholders of the Evergreen Large Cap Value Fund, which are incorporated by reference into the Registration Statement. We also consent to the reference to us under the heading "Financial Highlights" in such Registration Statement.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
June 26, 2003

                         Report of Independent Auditors


To the Trustees and the Shareholders of
GMO Pelican Fund, predecesor to
Evergreen Large Cap Value Fund

In our opinion, the statement of changes in net assets for the year ended February 28, 2002 and the financial highlights for the four years in the period ended February 28, 2002 of GMO Pelican Fund, predecessor to Evergren Large Cap Value Fund (the "Fund") (appearing in the Evergreen Large Cap Value Fund February 28, 2003 Annual Report to Shareholders) present fairly, in all material respects, the changes in the Fund's net assets and the financial highlights for the above-described periods, in conformity with accounting principles generally accepted in the United States of America. This financial statment and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statements presentations. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
April 8, 2002

                  (j)(8) Consent of PricewaterhouseCoopers LLP
                             (Asset Allocation Fund)

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the inclusion in this Registration Statement on Form N-1A of our report dated April 8, 2002, relating to the financial statement and financial highlights which appear in the February 28, 2003 Annual Report to Shareholders of the Evergreen Asset Allocation Fund, which are incorporated by reference into the Registration Statement. We also consent to the reference to us under the heading "Financial Highlights" in such Registration Statement.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
June 26, 2003

                         Report of Independent Auditors

To the Trustees and the Shareholders of
GMO Balanced Allocation Fund
predecessor to Evergreen Asset Allocation Fund

In our opinion, the statement of changes in net assets for the year ended February 28, 2002 and the financial highlights for the four years in the period ended February 28, 2002 of GMO Global Balanced Allocation Fund, predecessor to Evergreen Asset Allocation Fund (the "Fund") (appearing in the Evergreen Asset Allocation Fund February 28, 2003 Annual Report to Shareholders) present fairly, in all material respects, the changes in the Fund's net assets and the financial highlights for the above-described periods, in conformity with accounting principles generally accepted in the United States of America. This financial statment and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002 by correspondence with the custodian provide reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
April 8, 2002

                           (j)(9) Consent of KPMG LLP
                             (Large Cap Value Fund)

                     CONSENT OF INDEPENDENT AUDITORS



Board of Trustees
Evergreen Equity Trust



We consent to the use of our report dated April 4, 2003 for Evergreen Large Cap Value Fund, a series of Evergreen Equity Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.



                                    /s/ KPMG, LLC



Boston, Massachusetts
June 27, 2003

                          (j)(10) Consent of KPMG LLP
                             (Asset Allocation Fund)

                         CONSENT OF INDEPENDENT AUDITORS



Board of Trustees
Evergreen Equity Trust



We consent to the use of our report dated May 2, 2003 for Evergreen Asset Allocation Fund, a series of Evergreen Equity Trust, incorporated herein by reference and to the references to our firm under the captions "FINANCIAL HIGHLIGHTS" in the prospectuses and "Independent Auditors" in the Statement of Additional Information.



                                /s/ KPMG.LLP



Boston, Massachusetts
June 27, 2003

                                                          June 27, 2003


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Evergreen Equity Trust (the "Registrant")
                    Evergreen Asset Allocation Fund
                    Evergreen Large Cap Value Fund
                    (the "Funds")
                    Post-Effective Amendment No. 60 to Registration Statement on Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

     On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This  Amendment  is being filed  pursuant to Rule 485(b) under the 1933
Act (i) for the purpose of bringing the Funds' financial statements up to date purusuant to Section 10(a)(3) of the 1933 Act and and (ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3682.


                                                         Sincerely yours,

                                                         /s/ Maureen E. Towle

                                                         Maureen E. Towle

Enclosure